UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds
The fund's portfolio
6/30/11 (Unaudited)

COMMON STOCKS(a)	Growth 54.6%		Balanced 43.5%		Conservative 32.8%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.4%		3.2%		2.5%
Agrium, Inc. (Canada)	898	$78,808	715	$62,748	201	$17,640
Albany International Corp. Class A	11,068	292,085	7,544	199,086	1,844	48,663
Albemarle Corp.	37,500	2,595,000	28,200	1,951,440	8,100	560,520
Andersons, Inc. (The)	20,724	875,589	13,774	581,952	3,523	148,847
Archer-Daniels Midland Co.	2,476	74,651	1,971	59,426	682	20,562
Arkema (France)	4,182	431,070	3,148	324,488	171	17,626
BASF SE (Germany)	28,350	2,781,465	17,769	1,743,346	3,432	336,719
BBMG Corp. (China)	1,051,500	1,577,700	389,000	583,666	--	--
BHP Billiton, Ltd. (Australia)	57,697	2,728,220	30,150	1,425,652	14,316	676,936
Black Earth Farming, Ltd. SDR
(Sweden) (NON)	4,410	17,110	3,511	13,622	2,463	9,556
Boise, Inc.	53,079	413,485	35,532	276,794	8,610	67,072
Carillion PLC (United Kingdom)	93,447	564,717	68,949	416,671	--	--
Century Aluminum Co. (NON)	8,716	136,405	5,701	89,221	1,437	22,489
CF Industries Holdings, Inc.	521	73,810	415	58,793	136	19,267
China Agri-Industries Holdings,
Ltd. (China)	37,000	39,295	29,000	30,799	10,000	10,620
China BlueChemical, Ltd. (China)	40,000	33,128	32,000	26,502	10,000	8,282
China National Building Material
Co., Ltd. (China)	576,000	1,138,470	--	--	--	--
China National Materials Co., Ltd.
(China)	924,000	759,391	--	--	--	--
China Shanshui Cement Group, Ltd.
(China)	362,000	420,759	270,000	313,826	--	--
China State Construction
International Holdings, Ltd.
(China)	552,000	561,710	--	--	--	--
Coeur d'Alene Mines Corp. (NON)	8,414	204,124	5,505	133,551	1,386	33,624
Compagnie de Saint-Goban (France)	4,658	302,020	3,441	223,111	--	--
Cresud S.A.C.I.F. y A. ADR
(Argentina)	1,797	29,183	1,430	23,223	503	8,169
Cytec Industries, Inc.	26,000	1,486,940	19,500	1,115,205	5,700	325,983
Domtar Corp. (Canada)	2,388	226,191	1,572	148,900	394	37,320
Ferro Corp. (NON)	18,514	248,828	12,065	162,154	3,104	41,718
First Quantum Minerals, Ltd.
(Canada)	2,800	408,631	2,000	291,879	--	--
Fletcher Building, Ltd. (New
Zealand)	97,675	697,942	49,926	356,749	24,482	174,938
Formosa Chemicals & Fibre Corp.
(Taiwan)	133,000	497,018	--	--	--	--
Fortescue Metals Group, Ltd.
(Australia)	40,229	276,065	30,131	206,769	--	--
Freeport-McMoRan Copper & Gold,
Inc. Class B	118,246	6,255,213	79,000	4,179,100	22,900	1,211,410
Georgia Gulf Corp. (NON)	6,181	149,209	4,074	98,346	1,026	24,768
Golden Agri-Resources, Ltd.
(Singapore)	86,000	47,831	68,000	37,820	25,000	13,904
GrainCorp, Ltd. (Australia)	5,214	46,664	4,151	37,151	1,402	12,548
Hecla Mining Co. (NON)	22,585	173,679	15,420	118,580	3,725	28,645
HeidelbergCement AG (Germany)	2,988	191,006	2,205	140,953	--	--
HQ Sustainable Maritime
Industries, Inc. (F)(NON) (SG) (SB)	8,221	22,854	6,876	19,115	3,969	11,034
Huabao International Holdings,
Ltd. (China)	87,000	79,207	65,000	59,178	--	--
Incitec Pivot, Ltd. (Australia)	14,968	62,405	11,918	49,689	4,025	16,781
Innophos Holdings, Inc.	10,035	489,708	6,493	316,858	1,642	80,130
International Flavors &
Fragrances, Inc.	33,300	2,139,192	25,000	1,606,000	7,300	468,952
Intrepid Potash, Inc. (NON)	1,289	41,893	1,026	33,345	320	10,400
JSR Corp. (Japan)	24,000	465,849	17,500	339,682	--	--
K&S AG (Germany)	4,558	350,765	2,306	177,461	1,130	86,960
KapStone Paper and Packaging Corp.
(NON)	28,582	473,604	18,945	313,919	4,665	77,299
Koninklijke DSM NV (Netherlands)	19,373	1,258,940	9,892	642,824	4,410	286,581
Koppers Holdings, Inc.	15,270	579,191	10,120	383,852	2,554	96,873
Kronos Worldwide, Inc.	10,674	335,697	7,276	228,830	1,782	56,044
KWS Saat AG (Germany)	96	21,815	76	17,270	26	5,908
Layne Christensen Co. (NON)	12,882	390,840	8,685	263,503	2,134	64,746
LyondellBasell Industries NV
Class A (Netherlands)	4,011	154,504	4,011	154,504	1,558	60,014
MeadWestvaco Corp.	69,665	2,320,541	52,377	1,744,678	15,111	503,347
Mercator Minerals, Ltd. (Canada)
(NON)	9,955	29,548	7,920	23,508	2,680	7,955
Minerals Technologies, Inc.	9,748	646,195	6,473	429,095	1,607	106,528
Monsanto Co.	38,529	2,794,894	29,456	2,136,738	8,821	639,875
Mosaic Co. (The)	958	64,885	763	51,678	235	15,917
Neenah Paper, Inc.	5,591	118,976	3,797	80,800	905	19,258
NewMarket Corp.	1,699	290,036	1,149	196,146	276	47,116
Nitto Denko Corp. (Japan)	69,500	3,531,844	36,000	1,829,445	16,900	858,823
Noranda Aluminum Holding Corp.
(NON)	8,876	134,383	6,071	91,915	1,452	21,983
Nufarm, Ltd. (Australia) (NON)	7,463	36,101	5,942	28,744	2,007	9,709
OM Group, Inc. (NON)	19,070	775,005	12,732	517,428	3,117	126,675
Petronas Chemicals Group Bhd
(Malaysia) (NON)	84,700	199,096	63,500	149,263	--	--
PolyOne Corp.	23,007	355,918	15,432	238,733	3,845	59,482
Potash Corp. of Saskatchewan, Inc.
(Canada)	2,663	151,764	2,120	120,819	687	39,152
PPG Industries, Inc.	40,700	3,695,153	30,600	2,778,174	8,900	808,031
Quaker Chemical Corp.	2,739	117,804	1,850	79,569	--	--
Rare Element Resources, Ltd.
(Canada) (NON) (SG) (SB) (SC)	14,776	163,866	10,079	111,776	2,447	27,137
Rayonier, Inc. (R)	58,700	3,836,045	44,100	2,881,935	12,700	829,945
Rio Tinto PLC (United Kingdom)	48,458	3,496,407	25,797	1,861,340	11,413	823,486
Rio Tinto, Ltd. (Australia)	52,917	4,733,319	30,581	2,735,409	9,377	838,754
Rock-Tenn Co. Class A	3,436	227,944	2,265	150,260	571	37,880
Sealed Air Corp.	41,800	994,422	31,700	754,143	10,600	252,174
Siam Cement PCL NVDR (Thailand)	70,400	811,075	--	--	--	--
Silvinit OJSC (Russia) (F)(NON)	803	950,897	--	--	--	--
Sinofert Holdings, Ltd. (China)	64,000	28,288	52,000	22,984	18,000	7,956
SLC Agricola SA (Brazil)	1,985	23,513	1,580	18,716	508	6,017
Sociedad Quimica y Minera de Chile
SA ADR (Chile)	1,545	99,992	1,230	79,606	463	29,965
Sterlite Industries (India), Ltd.
(India) (NON)	110,228	416,550	--	--	--	--
Sterlite Industries (India), Ltd.
ADR (India) (NON)	33,060	497,553	--	--	--	--
Stillwater Mining Co. (NON)	23,028	506,846	15,387	338,668	3,806	83,770
Syngenta AG (Switzerland) (NON)	11,564	3,905,818	6,550	2,212,306	2,256	761,979
Taiwan Fertilizer Co., Ltd.
(Taiwan)	14,000	43,197	11,000	33,940	4,000	12,342
TPC Group, Inc. (NON)	5,258	206,219	3,581	140,447	856	33,572
Uralkali (Russia) (NON)	32,715	294,762	24,277	218,736	--	--
Vale Fertilizantes SA (Preference)
(Brazil)	4,617	69,834	3,676	55,601	1,278	19,330
Vale SA ADR (Brazil)	52,236	1,668,940	--	--	--	--
Vale SA ADR (Preference) (Brazil)	42,285	1,224,574	--	--	--	--
Vallourec SA (France) (NON)	3,239	395,007	2,397	292,322	--	--
Vedanta Resources PLC (United
Kingdom)	4,865	163,690	3,610	121,463	--	--
Vilmorin & Cie (France)	217	26,782	173	21,352	59	7,282
Viterra, Inc. (Canada)	4,347	47,280	3,461	37,643	1,128	12,269
voestalpine AG (Austria)	31,962	1,766,552	16,814	929,316	7,778	429,893
W.R. Grace & Co. (NON)	23,554	1,074,769	15,770	719,585	3,899	177,911
Weyerhaeuser Co. (R)	61,400	1,342,204	46,500	1,016,490	13,500	295,110
Wilmar International, Ltd.
(Singapore)	14,000	61,946	11,000	48,672	4,000	17,699
Xstrata PLC (United Kingdom)	36,194	797,617	26,853	591,767	--	--
Yara International ASA (Norway)	1,446	81,604	1,151	64,956	389	21,953

		78,919,531		45,993,719		13,189,823

Capital goods		3.5%		2.8%		2.2%
ABB, Ltd. (Switzerland) (NON)	139,966	3,631,370	70,812	1,837,193	34,724	900,902
AeroVironment, Inc. (NON)	7,822	276,508	5,339	188,734	1,292	45,672
AGCO Corp. (NON)	2,172	107,210	1,729	85,343	613	30,258
Aisin Seiki Co., Ltd. (Japan)	31,900	1,235,777	16,100	623,699	7,900	306,039
Altra Holdings, Inc. (NON)	20,857	500,359	13,906	333,605	3,332	79,935
American Axle & Manufacturing
Holdings, Inc. (NON)	12,805	145,721	8,398	95,569	2,140	24,353
American Science & Engineering,
Inc.	1,560	124,800	1,068	85,440	--	--
Applied Industrial Technologies,
Inc.	17,158	610,996	11,373	404,993	2,826	100,634
Autoliv, Inc. (Sweden) (SG) (SB)
(SC)	19,500	1,529,775	14,800	1,161,060	4,300	337,335
AZZ, Inc.	5,518	252,724	3,793	173,719	870	39,846
BHI Co., Ltd. (South Korea)	36,550	628,481	--	--	--	--
Canon, Inc. (Japan)	39,150	1,867,751	21,600	1,030,484	8,200	391,202
Chart Industries, Inc. (NON)	10,094	544,874	6,799	367,010	1,664	89,823
CNH Global NV (Netherlands) (NON)	1,651	63,811	1,314	50,786	422	16,310
Cobham PLC (United Kingdom)	52,538	178,629	40,140	136,476	--	--
Cookson Group PLC (United Kingdom)	20,830	225,083	15,565	168,191	--	--
Daelim Industrial Co., Ltd. (South
Korea)	5,766	698,490	--	--	--	--
Deere & Co.	1,306	107,680	1,040	85,748	329	27,126
Douglas Dynamics, Inc.	11,576	182,785	7,946	125,467	1,922	30,348
Dover Corp.	68,637	4,653,589	51,558	3,495,632	14,876	1,008,593

Duoyuan Global Water, Inc. ADR
(China) (F)(NON) (SG) (SB) (SC)	13,215	51,274	10,424	40,445	7,129	27,661
DXP Enterprises, Inc. (NON)	10,301	261,130	6,956	176,335	1,626	41,219
Emerson Electric Co.	88,625	4,985,156	66,549	3,743,381	19,317	1,086,581
EnPro Industries, Inc. (NON)	5,222	251,022	3,426	164,688	855	41,100
European Aeronautic Defense and
Space Co. (France)	35,823	1,200,506	18,123	607,341	8,887	297,823
Exide Technologies (NON)	21,985	167,965	14,414	110,123	3,665	28,001
Faurecia (France)	7,473	320,478	5,521	236,767	--	--
Franklin Electric Co., Inc.	6,920	324,894	4,682	219,820	1,155	54,227
Generac Holdings, Inc. (NON)	7,924	153,726	5,417	105,090	1,297	25,162
Harbin Power Equipment Co., Ltd.
(China)	374,000	428,257	--	--	--	--
Hyundai Mobis (South Korea)	3,553	1,333,328	--	--	--	--
Invensys PLC (United Kingdom)	75,660	391,335	56,161	290,481	--	--
John Bean Technologies Corp.	14,028	271,021	9,493	183,405	2,347	45,344
Kadant, Inc. (NON)	11,160	351,652	7,497	236,230	1,845	58,136
KEPCO Engineering & Construction
Co., Inc. (South Korea)	7,203	406,622	--	--	--	--
KEPCO Plant Service & Engineering
Co., Ltd. (South Korea)	16,960	503,435	--	--	--	--
Lindsay Corp.	2,508	172,550	1,771	121,845	490	33,712
LMI Aerospace, Inc. (NON)	7,783	190,139	5,311	129,748	1,280	31,270
Lockheed Martin Corp.	50,153	4,060,888	37,674	3,050,464	10,903	882,816
Lonking Holdings, Ltd. (China)	596,000	326,529	--	--	--	--
LS Corp. (South Korea)	1,840	190,512	1,376	142,470	--	--
LSB Industries, Inc. (NON)	9,558	410,229	6,473	277,821	1,530	65,668
Meritor, Inc. (NON)	7,880	126,395	5,156	82,702	1,308	20,980
Metso OYJ (Finland)	7,564	430,201	5,623	319,807	--	--
Mitsubishi Electric Corp. (Japan)	381,000	4,426,730	215,000	2,498,023	73,000	848,166
MTU Aero Engines Holding AG
(Germany)	3,099	247,846	2,322	185,705	--	--
NACCO Industries, Inc. Class A	1,255	121,509	848	82,103	202	19,558
Nalco Holding Co.	59,400	1,651,914	44,600	1,240,326	12,900	358,749
Parker Hannifin Corp.	52,300	4,693,402	39,400	3,535,756	11,400	1,023,036
Polypore International, Inc. (NON)	8,819	598,281	6,040	409,754	1,453	98,572
Powell Industries, Inc. (NON)	6,180	225,570	4,198	153,227	1,003	36,610
Power-One, Inc. (NON) (SG) (SB)
(SC)	32,634	264,335	21,939	177,706	5,412	43,837
Raytheon Co.	78,163	3,896,426	58,700	2,926,195	17,031	848,995
Regal-Beloit Corp.	33,300	2,223,441	25,000	1,669,250	7,300	487,421
Rheinmetall AG (Germany)	3,275	290,311	2,429	215,318	--	--
Samsung Heavy Industries Co., Ltd.
(South Korea)	13,470	604,817	--	--	--	--
Schneider Electric SA (France)	3,194	534,262	2,329	389,573	--	--
SembCorp Industries, Ltd.
(Singapore)	275,000	1,122,217	140,000	571,311	69,000	281,575
Singapore Technologies
Engineering, Ltd. (Singapore)	108,000	265,807	56,000	137,826	28,000	68,913
SKF AB Class B (Sweden)	90,510	2,623,042	45,781	1,326,765	23,194	672,178
Societe BIC SA (France)	9,456	914,975	4,741	458,745	2,193	212,197
Standex International Corp.	1,574	48,275	1,063	32,602	--	--
Thomas & Betts Corp. (NON)	10,618	571,779	7,957	428,484	2,202	118,578
Timken Co.	5,919	298,318	3,824	192,730	971	48,938
TriMas Corp. (NON)	24,527	607,043	16,260	402,435	4,041	100,015
United Technologies Corp.	10,446	924,575	7,922	701,176	2,316	204,989
Valmont Industries, Inc.	8,041	775,072	5,394	519,928	1,325	127,717
Vinci SA (France)	6,398	410,335	4,670	299,510	--	--

		63,215,939		39,242,560		11,768,120

Communication services		2.7%		2.2%		1.7%
ADTRAN, Inc.	17,246	667,593	11,600	449,036	2,863	110,827
Allot Communications, Ltd.
(Israel) (NON)	6,587	120,476	4,514	82,561	1,089	19,918
American Tower Corp. Class A (NON)	41,100	2,150,763	31,000	1,622,230	9,100	476,203
Aruba Networks, Inc. (NON)	7,313	216,099	4,993	147,543	1,206	35,637
AT&T, Inc.	131,206	4,121,180	99,440	3,123,410	28,991	910,607
Atlantic Tele-Network, Inc.	3,984	152,826	2,608	100,043	657	25,203
BCE, Inc. (Canada)	11,082	434,976	8,189	321,424	--	--
Bharti Airtel, Ltd. (India)	74,079	654,830	--	--	--	--
BroadSoft, Inc. (NON)	4,471	170,479	3,051	116,335	736	28,064
BT Group PLC (United Kingdom)	917,301	2,969,947	463,981	1,502,232	250,429	810,814
China Mobile, Ltd. (China)	20,500	190,745	15,000	139,570	--	--
Cincinnati Bell, Inc. (NON)	78,410	260,321	51,286	170,270	12,977	43,084
Deutsche Telekom AG (Germany)	56,913	893,726	28,794	452,163	14,119	221,716
DIRECTV Class A (NON)	97,763	4,968,316	73,307	3,725,462	21,303	1,082,618
EchoStar Corp. Class A (NON)	46,817	1,705,543	31,507	1,147,800	7,739	281,932
ENTEL Chile SA (Chile)	21,659	439,761	--	--	--	--
France Telecom SA (France)	71,006	1,511,972	37,070	789,353	17,109	364,312
GeoEye, Inc. (NON)	1,350	50,490	920	34,408	1,024	38,298
HSN, Inc. (NON)	5,317	175,036	3,650	120,158	883	29,068
IAC/InterActiveCorp. (NON)	105,200	4,015,484	79,000	3,015,430	22,900	874,093
Iridium Communications, Inc. (NON)
(SG) (SB) (SC)	78,945	682,874	52,691	455,777	12,817	110,867
Kabel Deutschland Holding AG
(Germany) (NON)	8,466	521,208	6,290	387,243	--	--
Loral Space & Communications, Inc.
(NON)	5,100	354,297	3,413	237,101	848	58,911
MetroPCS Communications, Inc. (NON)	38,800	667,748	29,400	505,974	9,700	166,937
Mobile Telesystems ADR (Russia)	31,982	608,298	--	--	--	--
NeuStar, Inc. Class A (NON)	13,330	349,246	8,869	232,368	2,153	56,409
Newport Corp. (NON)	7,323	133,059	5,034	91,468	1,220	22,167
NICE Systems, Ltd. ADR (Israel)
(NON)	6,350	230,886	4,331	157,475	1,305	47,450
NII Holdings, Inc. (NON)	92,064	3,901,672	69,099	2,928,416	20,080	850,990
Nippon Telegraph & Telephone (NTT)
Corp. (Japan)	70,600	3,434,450	37,900	1,843,706	15,700	763,752
NTELOS Holdings Corp.	14,325	292,517	9,771	199,524	2,400	49,008
NTT DoCoMo, Inc. (Japan)	314	560,402	232	414,055	--	--
Tele2 AB Class B (Sweden)	32,977	652,798	16,529	327,201	7,145	141,439
Telecom Corp. of New Zealand, Ltd.
(New Zealand)	779,082	1,578,762	398,981	808,510	184,553	373,985
Telenet Group Holding NV (Belgium)
(NON)	8,092	385,504	5,877	279,981	--	--
USA Mobility, Inc.	14,533	221,774	9,505	145,046	2,420	36,929
Verizon Communications, Inc.	169,985	6,328,542	127,625	4,751,479	37,532	1,397,316
Virgin Media, Inc. (United Kingdom)	7,800	233,454	5,900	176,587	--	--
Vodafone Group PLC (United Kingdom)	300,513	798,175	221,304	587,792	--	--

		47,806,229		31,589,131		9,428,554

Conglomerates		1.2%		1.0%		0.8%
3M Co.	6,846	649,343	5,196	492,841	1,551	147,112
General Electric Co.	299,413	5,646,929	224,882	4,241,275	65,115	1,228,069
Honeywell International, Inc.	100,200	5,970,918	75,300	4,487,127	21,800	1,299,062
Israel Corp., Ltd. (The) (Israel)	1,851	2,012,548	936	1,017,690	459	499,060
Marubeni Corp. (Japan)	45,000	299,208	22,000	146,280	11,000	73,140
Mitsui & Co., Ltd. (Japan)	68,500	1,185,092	49,600	858,111	--	--
Siemens AG (Germany)	17,778	2,444,553	10,905	1,499,485	2,309	317,498
SPX Corp.	36,931	3,052,716	27,839	2,301,172	8,046	665,082

		21,261,307		15,043,981		4,229,023

Consumer cyclicals		6.8%		5.5%		4.1%
Advance Auto Parts, Inc.	33,500	1,959,415	25,100	1,468,099	7,300	426,977
Aeropostale, Inc. (NON)	7,619	133,333	5,125	89,688	1,270	22,225
Alliance Data Systems Corp. (NON)
(SG) (SB)	3,755	353,233	2,404	226,144	621	58,417
AMERCO (NON)	1,084	104,227	715	68,747	180	17,307
ANN, Inc. (NON)	19,761	515,762	13,282	346,660	3,277	85,530
Asahi Diamond Industrial Co., Ltd.
(Japan)	22,000	481,654	17,000	372,187	--	--
Ascena Retail Group, Inc. (NON)	10,623	361,713	6,976	237,533	1,742	59,315
Bayerische Motoren Werke (BMW) AG
(Germany)	14,061	1,404,864	9,368	935,977	1,086	108,505
BR Malls Participacoes SA (Brazil)	109,006	1,246,521	--	--	--	--
Bunzl PLC (United Kingdom)	46,930	588,176	23,892	299,439	9,895	124,014
Burberry Group PLC (United Kingdom)	99,118	2,309,311	50,135	1,168,075	23,640	550,779
Cash America International, Inc.	4,995	289,061	3,374	195,253	789	45,659
Childrens Place Retail Stores,
Inc. (The) (NON)	3,524	156,783	2,350	104,552	563	25,048
Christian Dior SA (France)	7,248	1,141,864	4,694	739,502	677	106,656
CJ O Shopping Co., Ltd. (South
Korea)	2,162	467,308	--	--	--	--
Coach, Inc.	44,682	2,856,520	34,162	2,183,977	10,082	644,542
Compass Group PLC (United Kingdom)	85,135	822,137	51,060	493,080	9,148	88,341
Cooper Tire & Rubber	4,420	87,472	2,924	57,866	735	14,546
Daimler AG (Registered Shares)
(Germany)	17,589	1,325,486	8,899	670,618	4,363	328,790
Deluxe Corp.	17,342	428,521	11,835	292,443	2,691	66,495
DG FastChannel, Inc. (NON)	17,691	566,997	11,888	381,010	2,927	93,810
Dongfeng Motor Group Co., Ltd.
(China)	148,000	282,102	108,000	205,858	--	--
DSW, Inc. Class A (NON)	16,003	809,912	10,632	538,086	2,597	131,434
Dun & Bradstreet Corp. (The)	33,600	2,538,144	25,200	1,903,608	7,300	551,442
Edenred (France)	7,804	238,413	5,740	175,357	--	--
Elders, Ltd. (Australia) (NON)	44,692	17,839	35,584	14,204	12,016	4,796
Expedia, Inc.	78,000	2,261,220	58,600	1,698,814	17,000	492,830
Express, Inc.	8,373	182,531	5,717	124,631	1,378	30,040
EZCORP, Inc. Class A (NON)	21,751	773,792	14,426	513,205	3,619	128,746
Fiat Industrial SpA (Italy) (NON)	16,078	207,773	11,816	152,696	--	--
Fiat SpA (Italy)	67,033	736,803	49,245	541,283	--	--
Finish Line, Inc. (The) Class A	23,367	500,054	15,707	336,130	3,891	83,267
Foot Locker, Inc.	99,600	2,366,496	74,800	1,777,248	21,700	515,592
GameStop Corp. Class A (NON) (SG)
(SB) (SC)	76,700	2,045,589	57,600	1,536,192	16,700	445,389
Genesco, Inc. (NON)	9,238	481,300	6,141	319,946	1,547	80,599

Genting Bhd (Malaysia)	234,800	874,678	--	--	--	--
GNC Holdings, Inc. Class A (NON)	26,244	572,382	17,705	386,146	4,337	94,590
GOME Electrical Appliances
Holdings, Ltd. (China)	610,000	244,413	453,000	181,507	--	--
Gordmans Stores, Inc. (NON)	7,544	131,190	5,142	89,419	1,257	21,859
Great Lakes Dredge & Dock Corp.	35,920	200,434	24,466	136,520	5,839	32,582
Helen of Troy, Ltd. (Bermuda) (NON)	3,532	121,960	2,337	80,697	588	20,304
Home Inns & Hotels Management,
Inc. ADR (China) (NON)	19,100	726,564	--	--	--	--
Hyundai Department Store Co., Ltd.
(South Korea)	5,503	895,918	--	--	--	--
Iconix Brand Group, Inc. (NON)	10,936	264,651	7,417	179,491	1,768	42,786
Imperial Holdings, Ltd. (South
Africa)	33,566	601,942	--	--	--	--
Indofood Agri Resources, Ltd.
(Singapore) (NON)	7,000	9,116	6,000	7,813	4,000	5,209
Industria de Diseno Textil
(Inditex) SA (Spain)	12,495	1,140,090	6,263	571,459	2,707	246,997
Interpublic Group of Companies,
Inc. (The)	200,100	2,501,250	150,300	1,878,750	43,500	543,750
Intersections, Inc.	7,516	136,791	5,132	93,402	1,214	22,095
JB Hi-Fi, Ltd. (Australia) (SG)
(SB)	6,278	115,504	4,616	84,926	--	--
Jos. A. Bank Clothiers, Inc. (NON)	9,968	498,500	6,616	330,866	1,638	81,916
JS Group Corp. (Japan)	4,000	103,120	3,000	77,340	--	--
Kia Motors Corp. (South Korea)	9,716	661,985	--	--	--	--
Kimberly-Clark Corp.	65,000	4,326,400	48,800	3,248,128	14,100	938,496
Kingfisher PLC (United Kingdom)	240,392	1,032,092	135,450	581,537	41,255	177,123
Knology, Inc. (NON)	39,417	585,342	26,515	393,748	6,576	97,654
Kuoni Reisen Holding AG (Cat B)
(Switzerland) (NON)	369	142,725	275	106,367	--	--
La-Z-Boy, Inc. (NON)	28,892	285,164	18,907	186,612	4,911	48,472
LG Corp. (South Korea)	2,625	198,559	1,930	145,988	--	--
Limited Brands, Inc.	87,200	3,352,840	65,500	2,518,475	19,000	730,550
Lojas Renner SA (Brazil)	16,369	623,950	--	--	--	--
M6-Metropole Television (France)	23,310	540,015	11,803	273,436	5,788	134,089
Maidenform Brands, Inc. (NON)	12,693	351,088	8,252	228,250	2,071	57,284
MasTec, Inc. (NON)	12,047	237,567	8,218	162,059	1,989	39,223
Medifast, Inc. (NON) (SG) (SB)	8,966	212,763	6,116	145,133	1,516	35,975
Men's Wearhouse, Inc. (The)	8,267	278,598	5,552	187,102	1,365	46,001
Moody's Corp.	27,338	1,048,412	20,379	781,535	6,254	239,841
Myer Holdings, Ltd. (Australia)	104,309	295,983	78,174	221,824	--	--
News Corp. Class A	286,100	5,063,970	214,900	3,803,730	62,200	1,100,940
Next PLC (United Kingdom)	74,266	2,774,437	37,565	1,403,357	19,068	712,344
Nintendo Co., Ltd. (Japan)	1,000	188,403	700	131,882	--	--
Nissan Motor Co., Ltd. (Japan)	134,700	1,414,597	99,300	1,042,832	--	--
Nu Skin Enterprises, Inc. Class A	9,480	355,974	6,461	242,611	1,580	59,329
Omnicom Group, Inc.	78,400	3,775,744	58,900	2,836,624	17,100	823,536
OPAP SA (Greece)	48,287	753,712	24,655	384,840	10,296	160,710
Pandora A/S (Denmark) (SG) (SB)	14,083	443,028	10,406	327,356	--	--
PCD Stores Group, Ltd. (China)	1,968,000	459,485	--	--	--	--
Perry Ellis International, Inc.
(NON)	15,096	381,174	10,088	254,722	2,481	62,645
Persimmon PLC (United Kingdom)	59,448	460,698	44,251	342,927	--	--
Peugeot SA (France)	63,640	2,852,551	32,190	1,442,860	16,262	728,916
Phillips-Van Heusen Corp.	3,021	197,785	1,984	129,892	504	32,997
Porsche Automobil Holding SE
(Preference) (Germany)	9,989	793,370	6,741	535,400	--	--
PPR SA (France)	3,348	596,967	2,502	446,121	--	--
R. R. Donnelley & Sons Co.	143,300	2,810,113	107,600	2,110,036	31,200	611,832
Randstad Holding NV (Netherlands)	6,061	280,518	3,104	143,661	1,522	70,442
Rent-A-Center, Inc.	12,612	385,423	8,470	258,843	2,096	64,054
Select Comfort Corp. (NON)	9,812	176,420	6,700	120,466	1,619	29,110
Signet Jewelers, Ltd. (Bermuda)
(NON)	6,362	297,805	4,342	203,249	1,047	49,010
Sinclair Broadcast Group, Inc.
Class A	25,961	285,052	17,715	194,511	4,287	47,071
Sonic Automotive, Inc. Class A	62,516	915,859	41,392	606,393	10,317	151,144
Sony Corp. (Japan)	92,900	2,460,094	47,000	1,244,612	23,100	611,713
Sotheby's Holdings, Inc. Class A	5,937	258,260	4,079	177,437	988	42,978
Stage Stores, Inc.	15,557	261,358	10,170	170,856	2,584	43,411
Steiner Leisure, Ltd. (Bahamas)
(NON)	7,068	322,866	4,750	216,980	1,169	53,400
Steven Madden, Ltd. (NON)	21,618	810,891	14,266	535,118	3,460	129,785
Suzuki Motor Corp. (Japan)	61,800	1,393,290	32,300	728,208	15,000	338,177
Swire Pacific, Ltd. (Hong Kong)	169,500	2,499,269	85,500	1,260,693	43,500	641,405
Tata Motors, Ltd. (India)	36,380	814,809	5,149	115,323	--	--
Time Warner, Inc.	124,167	4,515,954	93,249	3,391,466	27,055	983,990
TJX Cos., Inc. (The)	73,900	3,881,967	55,500	2,915,415	16,100	845,733
TNS, Inc. (NON)	17,856	296,410	12,174	202,088	2,980	49,468
Toro Co. (The)	3,311	200,316	2,162	130,801	541	32,731
Town Sports International
Holdings, Inc. (NON)	17,247	131,250	11,777	89,623	2,876	21,886
Tractor Supply Co.	2,795	186,930	1,907	127,540	456	30,497
Trump Entertainment Resorts, Inc.
(F)	163	815	180	900	115	575
TRW Automotive Holdings Corp. (NON)	25,300	1,493,459	19,200	1,133,376	5,700	336,471
TUI Travel PLC (United Kingdom)	130,962	472,204	97,130	350,218	--	--
UniFirst Corp.	4,023	226,052	2,717	152,668	641	36,018
Valeo SA (France) (NON)	21,125	1,444,108	10,787	737,401	4,474	305,843
ValueClick, Inc. (NON)	5,986	99,368	4,092	67,927	980	16,268
VF Corp.	23,760	2,579,386	17,946	1,948,218	5,278	572,980
Volkswagen AG (Preference)
(Germany)	7,358	1,520,841	3,708	766,415	1,818	375,766
Volvo AB Class B (Sweden)	19,098	334,201	14,270	249,715	--	--
Wal-Mart Stores, Inc.	141,029	7,494,281	106,002	5,632,946	30,747	1,633,896
Walt Disney Co. (The)	24,000	936,960	18,000	702,720	5,300	206,912
Warnaco Group, Inc. (The) (NON)	9,331	487,545	6,171	322,435	1,512	79,002
Wheelock and Co., Ltd. (Hong Kong)	122,000	493,589	62,000	250,840	29,000	117,328
Whirlpool Corp. (SG) (SB) (SC)	26,400	2,146,848	19,800	1,610,136	5,700	463,524
Williams-Sonoma, Inc.	52,900	1,930,321	39,700	1,448,653	11,500	419,635
World Fuel Services Corp.	6,035	216,838	3,920	140,846	1,013	36,397
WPP PLC (Ireland)	55,609	696,950	41,063	514,644	--	--
Zale Corp. (NON) (SG) (SB) (SC)	19,950	111,720	13,622	76,283	3,291	18,430

		120,736,547		77,821,452		22,136,186

Consumer staples		4.9%		4.2%		3.1%
AFC Enterprises (NON)	54,962	904,125	36,527	600,869	9,156	150,616
Ajinomoto Co., Inc. (Japan)	33,000	392,594	24,000	285,523	--	--
Anheuser-Busch InBev NV (Belgium)	24,205	1,405,826	17,819	1,034,928	--	--
Associated British Foods PLC
(United Kingdom)	14,754	256,744	7,470	129,990	3,663	63,742
Avis Budget Group, Inc. (NON)	23,087	394,557	15,400	263,186	3,845	65,711
Biglari Holdings, Inc. (NON)	622	243,233	426	166,587	104	40,669
BRF - Brasil Foods SA ADR (Brazil)	2,498	43,290	1,989	34,469	695	12,044
British American Tobacco (BAT) PLC
(United Kingdom)	14,521	637,206	10,783	473,176	--	--
Bunge, Ltd.	1,011	69,708	805	55,505	264	18,203
Career Education Corp. (NON)	17,078	361,200	11,361	240,285	2,809	59,410
CEC Entertainment, Inc.	12,023	482,243	8,048	322,805	1,996	80,060
Chaoda Modern Agriculture
Holdings, Ltd. (China)	72,000	31,354	58,000	25,257	22,000	9,580
Chiquita Brands International,
Inc. (NON)	879	11,445	700	9,114	191	2,487
Coca-Cola Co. (The)	51,700	3,478,893	38,900	2,617,581	11,200	753,648
Core-Mark Holding Co., Inc. (NON)	6,117	218,377	3,970	141,729	994	35,486
Corn Products International, Inc.	1,042	57,602	830	45,882	282	15,589
Costco Wholesale Corp.	13,700	1,112,988	10,200	828,648	3,000	243,720
CVS Caremark Corp.	70,600	2,653,148	53,500	2,010,530	15,600	586,248
Danone (France)	7,410	553,567	5,502	411,029	--	--
DeNA Co., Ltd. (Japan)	10,400	448,717	7,700	332,223	--	--
DineEquity, Inc. (NON) (SG)	10,626	555,421	7,162	374,358	1,757	91,838
Domino's Pizza, Inc. (NON)	21,824	550,838	14,641	369,539	3,655	92,252
Dr. Pepper Snapple Group, Inc.	94,200	3,949,806	70,800	2,968,644	20,500	859,565
Elizabeth Arden, Inc. (NON)	18,618	540,481	12,489	362,556	3,109	90,254
Energizer Holdings, Inc. (NON)	19,927	1,441,918	15,170	1,097,701	4,434	320,844
Genuine Parts Co.	51,000	2,774,400	38,400	2,088,960	11,100	603,840
Glanbia PLC (Ireland)	3,131	21,731	2,493	17,303	749	5,198
Heineken Holding NV (Netherlands)	17,776	910,603	8,698	445,569	3,779	193,585
Henkel AG & Co. KGaA (Germany)	10,742	746,647	7,937	551,679	--	--
Hershey Co. (The)	42,299	2,404,698	31,725	1,803,566	9,169	521,258
Imperial Tobacco Group PLC (United
Kingdom)	6,136	204,187	4,557	151,643	--	--
Indofood Sukses Makmur Tbk PT
(Indonesia)	660,500	443,241	--	--	--	--
IOI Corp. Bhd (Malaysia)	27,000	47,408	21,500	37,751	7,000	12,291
ITT Educational Services, Inc.
(NON)	2,662	208,275	1,739	136,059	454	35,521
Japan Tobacco, Inc. (Japan)	456	1,760,574	265	1,023,141	70	270,264
Kao Corp. (Japan)	37,000	972,813	18,600	489,036	8,600	226,113
Kerry Group PLC Class A (Ireland)	40,223	1,665,384	25,064	1,037,744	4,214	174,476
Koninklijke Ahold NV (Netherlands)	179,551	2,415,721	90,819	1,221,900	46,911	631,151
Kroger Co. (The)	84,700	2,099,162	64,200	1,591,101	18,700	463,451
Kuala Lumpur Kepong Bhd (Malaysia)	6,400	46,972	5,100	37,431	1,700	12,477
Lawson, Inc. (Japan)	4,500	236,443	3,300	173,392	--	--
Lincoln Educational Services Corp.	15,467	265,259	10,313	176,868	2,521	43,235
Lorillard, Inc.	18,200	1,981,434	13,900	1,513,293	4,100	446,367
Maple Leaf Foods, Inc. (Canada)	2,025	24,988	1,612	19,892	531	6,552
McDonald's Corp.	18,662	1,573,580	14,000	1,180,480	4,089	344,784
MEIJI Holdings Co., Ltd. (Japan)	14,400	607,094	7,200	303,547	3,300	139,126
National Presto Industries, Inc.	1,676	170,097	1,076	109,203	277	28,113
Nestle SA (Switzerland)	27,593	1,715,840	17,986	1,118,439	2,262	140,660
Nippon Meat Packers, Inc. (Japan)	208,000	2,983,677	105,000	1,506,183	52,000	745,919
Olam International, Ltd. (Rights)
(Singapore) (F) (NON).	5,408	705	4,090	533	136	18
Olam International, Ltd.
(Singapore)	119,000	264,835	90,000	200,296	3,000	6,677
Omega Protein Corp. (NON)	12,668	174,818	8,646	119,315	2,084	28,759

On Assignment, Inc. (NON)	14,423	141,778	9,768	96,019	2,306	22,668
Papa John's International, Inc.
(NON)	5,036	167,497	3,283	109,193	845	28,105
PepsiCo, Inc.	36,443	2,566,680	27,427	1,931,684	7,880	554,988
Philip Morris International, Inc.	93,642	6,252,476	70,978	4,739,201	20,595	1,375,128
Prestige Brands Holdings, Inc.
(NON)	21,879	280,926	14,417	185,114	3,611	46,365
Procter & Gamble Co. (The)	83,923	5,334,985	62,940	4,001,096	18,217	1,158,055
PT Astra Agro Lestari Tbk
(Indonesia)	12,500	34,318	10,000	27,454	3,000	8,236
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk (Indonesia)	97,000	26,336	77,000	20,906	24,500	6,652
Rakuten, Inc. (Japan)	223	231,222	165	171,083	--	--
Reckitt Benckiser Group PLC
(United Kingdom)	61,916	3,422,340	36,125	1,996,770	11,252	621,942
Revlon, Inc. Class A (NON)	11,479	192,847	7,741	130,049	1,864	31,315
Ruth's Hospitality Group, Inc.
(NON)	10,958	61,474	7,442	41,750	1,773	9,947
Safeway, Inc.	166,380	3,888,301	124,904	2,919,006	36,203	846,064
Sally Beauty Holdings, Inc. (NON)	21,250	363,375	14,600	249,660	3,536	60,466
Shutterfly, Inc. (NON)	1,872	107,490	1,278	73,383	309	17,743
Smithfield Foods, Inc. (NON)	1,140	24,932	907	19,836	336	7,348
Spartan Stores, Inc.	10,256	200,300	6,766	132,140	1,694	33,084
Spectrum Brands Holdings, Inc.
(NON)	4,235	135,520	4,543	145,376	2,366	75,712
SRA International, Inc. Class A
(NON)	7,375	228,035	5,807	179,552	1,987	61,438
Suedzucker AG (Germany)	9,730	346,206	7,151	254,442	--	--
Synergy Co. (Russia) (NON)	31,343	1,068,658	5,263	179,445	--	--
Tate & Lyle PLC (United Kingdom)	3,554	35,177	2,830	28,011	956	9,462
Tesco PLC (United Kingdom)	52,817	341,163	27,241	175,959	13,358	86,284
Tyson Foods, Inc. Class A	1,994	38,723	1,587	30,820	513	9,962
Unilever NV (Netherlands)	50,196	1,647,556	25,486	836,513	12,498	410,215
Unilever PLC (United Kingdom)	9,077	292,574	4,469	144,047	2,191	70,621
USANA Health Sciences, Inc. (NON)	2,452	76,699	1,658	51,862	402	12,575
W.W. Grainger, Inc. (SG) (SB) (SC)	27,900	4,286,835	20,900	3,211,285	6,100	937,265
Walgreen Co.	62,400	2,649,504	47,200	2,004,112	13,700	581,702
WM Morrison Supermarkets PLC
(United Kingdom)	82,708	395,629	61,194	292,718	--	--
Wolseley PLC (Switzerland)	91,977	3,003,065	47,908	1,564,205	22,990	750,628
Yamazaki Baking Co., Inc. (Japan)	111,000	1,488,169	56,000	750,788	28,000	375,394
Zhongpin, Inc. (China) (NON) (SG)
(SB)	79,187	829,880	14,600	153,008	--	--

		87,676,537		59,102,925		16,881,165

Energy		6.0%		4.7%		3.4%
Atwood Oceanics, Inc. (NON)	10,287	453,965	6,880	303,614	1,696	74,844
BG Group PLC (United Kingdom)	64,946	1,475,583	47,854	1,087,250	--	--
BP PLC (United Kingdom)	262,489	1,934,436	155,852	1,148,565	40,589	299,124
Cairn Energy PLC (United Kingdom)
(NON)	13,848	92,297	10,286	68,556	--	--
Caltex Australia, Ltd. (Australia)	79,851	1,010,844	40,038	506,846	18,520	234,447
Cameron International Corp. (NON)	88,300	4,440,607	66,300	3,334,227	19,200	965,568
Canadian Natural Resources, Ltd.
(Canada)	8,400	352,459	6,200	260,148	--	--
Chevron Corp.	55,385	5,695,793	41,663	4,284,623	12,117	1,246,112
Cimarex Energy Co.	47,800	4,298,176	35,900	3,228,128	10,400	935,168
Cloud Peak Energy, Inc. (NON)	6,839	145,671	4,491	95,658	1,141	24,303
CNOOC, Ltd. (China)	654,000	1,536,375	--	--	--	--
Compagnie Generale de
Geophysique-Veritas (France) (NON)	58,541	2,159,039	29,611	1,092,077	13,521	498,665
Complete Production Services, Inc.
(NON)	15,728	524,686	10,760	358,954	2,489	83,033
ConocoPhillips	26,379	1,983,437	19,903	1,496,507	5,769	433,771
Contango Oil & Gas Co. (NON)	4,506	263,331	3,043	177,833	712	41,609
CVR Energy, Inc. (NON)	4,797	118,102	3,275	80,631	791	19,474
Deepocean Group (Shell) (Norway)	8,432	126,480	8,432	126,480	5,769	86,535
Energy Partners, Ltd. (NON)	17,352	256,983	11,439	169,412	2,882	42,682
ENI SpA (Italy)	81,002	1,918,299	41,105	973,454	20,157	477,360
Exxon Mobil Corp.	194,296	15,811,808	146,805	11,946,991	42,778	3,481,274
First Solar, Inc. (NON) (SG) (SB)	2,974	393,371	2,204	291,523	--	--
Gazprom OAO ADR (Russia)	185,076	2,698,408	--	--	--	--
Gazprom OAO ADR (Russia)	20,300	295,365	15,000	218,250	--	--
GT Solar International, Inc. (NON)	48,348	783,238	32,599	528,104	8,026	130,021
Halliburton Co.	137,483	7,011,633	103,381	5,272,431	30,007	1,530,357
Helix Energy Solutions Group, Inc.
(NON)	33,208	549,924	22,071	365,496	5,554	91,974
Hidili Industry International
Development, Ltd. (China)	239,000	208,367	177,000	154,313	--	--
Inpex Corp. (Japan)	116	856,769	86	635,191	--	--
James River Coal Co. (NON) (SG)
(SB) (SC)	6,311	131,395	4,143	86,257	1,053	21,923
Lukoil OAO ADR (Russia)	30,555	1,943,298	--	--	--	--
Marathon Oil Corp.	72,600	3,824,568	54,900	2,892,132	16,100	848,148
Murphy Oil Corp.	60,000	3,939,600	45,100	2,961,266	13,100	860,146
New World Resources PLC (Czech
Republic) (NON)	33,105	487,156	--	--	--	--
Nexen, Inc. (Canada)	11,682	263,574	8,636	194,849	--	--
Occidental Petroleum Corp.	8,266	859,995	6,108	635,476	1,845	191,954
Oceaneering International, Inc.	98,000	3,969,000	73,600	2,980,800	21,200	858,600
OGX Petroleo e Gas Participacoes
SA (Brazil) (NON)	156,506	1,462,842	--	--	--	--
Oil States International, Inc.
(NON)	4,402	351,764	2,973	237,572	694	55,458
Pacific Rubiales Energy Corp.
(Colombia)	26,200	702,890	--	--	--	--
Peabody Energy Corp.	78,000	4,594,980	58,500	3,446,235	17,000	1,001,470
Petrofac, Ltd. (United Kingdom)	32,158	782,306	16,124	392,248	7,458	181,430
Petroleo Brasileiro SA ADR
(Preference) (Brazil)	54,207	1,663,071	6,500	199,420	--	--
Petroleo Brasileiro SA ADR (Brazil)	36,066	1,221,195	3,400	115,124	--	--
Petroleum Development Corp. (NON)	9,881	295,541	6,425	192,172	1,605	48,006
Petroquest Energy, Inc. (NON) (SG)
(SB) (SC)	10,885	76,413	7,360	51,667	1,737	12,194
Rosetta Resources, Inc. (NON)	19,706	1,015,647	13,006	670,329	3,250	167,505
Royal Dutch Shell PLC Class B
(United Kingdom)	89,840	3,210,453	52,892	1,890,108	14,671	524,272
Sasol, Ltd. (South Africa)	27,449	1,445,191	--	--	--	--
Schlumberger, Ltd.	15,700	1,356,480	11,800	1,019,520	3,400	293,760
Stallion Oilfield Holdings, Ltd.	1,034	38,258	923	34,151	720	26,640
Statoil ASA (Norway)	137,977	3,502,338	72,815	1,848,299	31,069	788,640
Stone Energy Corp. (NON)	26,289	798,923	17,527	532,646	4,282	130,130
Swift Energy Co. (NON)	9,265	345,307	6,204	231,223	1,563	58,253
Technip SA (France)	6,827	732,854	5,044	541,455	--	--
TETRA Technologies, Inc. (NON)	16,177	205,933	10,915	138,948	2,571	32,729
Total SA (France)	12,478	722,548	9,204	532,965	--	--
Tullow Oil PLC (United Kingdom)	46,995	936,343	22,150	441,324	--	--
Unit Corp. (NON)	5,598	341,086	3,769	229,645	936	57,030
Vaalco Energy, Inc. (NON)	32,335	194,657	20,862	125,589	5,036	30,317
Valero Energy Corp.	199,600	5,103,772	149,900	3,832,943	43,400	1,109,738
W&T Offshore, Inc. (SG) (SB) (SC)	15,219	397,520	10,290	268,775	2,429	63,445
Walter Energy, Inc.	14,114	1,634,401	10,697	1,238,713	3,003	347,747
Western Refining, Inc. (NON)	13,360	241,415	8,976	162,196	2,209	39,917

		106,188,160		66,329,309		18,445,773

Financials		8.8%		6.2%		4.6%
3i Group PLC (United Kingdom)	112,322	507,326	56,402	254,752	23,359	105,506
ACE, Ltd.	7,296	480,223	5,339	351,413	--	--
Affiliated Managers Group (NON)	20,100	2,039,145	15,100	1,531,895	4,400	446,380
Aflac, Inc.	39,700	1,853,196	30,300	1,414,404	9,000	420,120
African Bank Investments, Ltd.
(South Africa)	134,589	685,162	--	--	--	--
Agree Realty Corp. (R)	9,881	220,643	6,838	152,693	1,550	34,612
Agricultural Bank of China, Ltd.
(China) (NON)	2,625,000	1,387,464	--	--	--	--
AIA Group, Ltd. (Hong Kong) (NON)	278,800	970,293	150,400	523,429	59,200	206,031
Allianz SE (Germany)	10,786	1,508,650	6,513	910,981	1,532	214,283
Allied World Assurance Co.
Holdings AG	39,303	2,263,067	29,432	1,694,695	8,204	472,386
American Capital Agency Corp. (R)	7,621	221,847	4,907	142,843	1,247	36,300
American Equity Investment Life
Holding Co.	31,502	400,390	20,832	264,775	5,243	66,639
American Express Co.	36,400	1,881,880	27,900	1,442,430	8,000	413,600
American Financial Group, Inc.	6,532	233,127	4,960	177,022	1,423	50,787
American Safety Insurance
Holdings, Ltd. (NON)	15,980	305,857	10,467	200,338	2,666	51,027
Annaly Capital Management, Inc. (R)	115,900	2,090,836	87,800	1,583,912	25,600	461,824
Anworth Mortgage Asset Corp. (R)	26,312	197,603	16,999	127,662	4,328	32,503
Arch Capital Group, Ltd. (NON)	19,950	636,804	15,096	481,864	4,368	139,427
Ashford Hospitality Trust, Inc. (R)	25,055	311,935	16,521	205,686	4,136	51,493
Aspen Insurance Holdings, Ltd.	10,147	261,082	6,657	171,285	1,604	41,271
Assurant, Inc.	45,000	1,632,150	34,600	1,254,942	9,900	359,073
Assured Guaranty, Ltd. (Bermuda)	53,330	869,812	38,667	630,659	10,731	175,023
Australia & New Zealand Banking
Group, Ltd. (Australia)	139,614	3,298,736	70,619	1,668,554	35,793	845,701
AvalonBay Communities, Inc. (R)	6,100	783,240	4,600	590,640	1,300	166,920
Aviva PLC (United Kingdom)	38,450	271,221	19,453	137,219	9,539	67,287
AXA SA (France)	54,401	1,237,777	40,103	912,457	--	--
Banca Monte dei Paschi di Siena
SpA (Rights) (Italy) (NON) (SG)
(SB) (SC)	563,068	43,331	276,191	21,255	120,029	9,237
Banca Monte dei Paschi di Siena
SpA (Italy) (SG) (SB) (SC)	563,068	427,183	276,191	209,538	120,029	91,062
Banco Bradesco SA ADR (Brazil)	164,670	3,374,088	29,415	602,713	--	--
Banco Latinoamericano de
Exportaciones SA Class E (Panama)	22,205	384,591	15,134	262,121	3,787	65,591

Banco Santander Central Hispano SA
(Spain)	20,065	231,997	14,866	171,885	--	--
Bank of America Corp.	319,005	3,496,295	242,334	2,655,981	70,161	768,965
Bank of Marin Bancorp.	4,135	146,255	2,705	95,676	685	24,228
Bank of the Ozarks, Inc.	11,153	580,625	7,597	395,500	1,891	98,445
Barclays PLC (United Kingdom)	773,919	3,189,040	443,589	1,827,870	146,204	602,454
Barratt Developments PLC (United
Kingdom) (NON)	119,189	218,708	88,531	162,451	--	--
Berkshire Hathaway, Inc. Class B
(NON)	39,500	3,056,905	29,700	2,298,483	8,600	665,554
BNP Paribas SA (France)	47,084	3,639,120	26,583	2,054,599	9,332	721,270
Broadridge Financial Solutions,
Inc.	116,300	2,799,341	87,400	2,103,718	25,300	608,971
C C Land Holdings, Ltd. (China)	1,637,000	617,109	--	--	--	--
Calamos Asset Management, Inc.
Class A	12,064	175,169	8,230	119,500	2,000	29,040
Cardtronics, Inc. (NON)	15,027	352,383	10,288	241,254	2,465	57,804
CBL & Associates Properties, Inc.
(R)	25,417	460,810	16,368	296,752	4,205	76,237
CFS Retail Property Trust
(Australia) (R)	106,578	208,055	78,374	152,997	--	--
Cheung Kong Holdings, Ltd. (Hong
Kong)	37,000	544,110	18,000	264,702	8,000	117,645
China Construction Bank Corp.
(China)	3,883,000	3,231,787	741,000	616,728	--	--
Chubb Corp. (The)	20,500	1,283,505	15,500	970,455	4,500	281,745
Citigroup, Inc.	123,283	5,133,504	93,163	3,879,307	27,084	1,127,778
CNO Financial Group, Inc. (NON)	43,096	340,889	28,186	222,951	7,135	56,438
Commerzbank AG (Germany) (NON)	98,323	423,869	49,744	214,446	24,393	105,158
CommonWealth REIT (R)	39,599	1,023,238	28,446	735,045	8,107	209,485
Community Bank System, Inc.	9,231	228,836	6,048	149,930	1,538	38,127
DBS Group Holdings, Ltd.
(Singapore)	22,000	263,535	17,000	203,641	--	--
Deutsche Bank AG (Germany)	29,483	1,744,480	14,916	882,565	7,314	432,762
Dexus Property Group (Australia)	164,331	155,570	122,929	116,375	--	--
DnB NOR ASA (Norway)	17,840	249,295	13,158	183,869	--	--
Dollar Financial Corp. (NON)	20,892	452,312	14,130	305,915	3,487	75,494
E*Trade Financial Corp. (NON)	13,174	181,801	8,644	119,287	2,197	30,319
Encore Capital Group, Inc. (NON)	7,004	215,163	4,808	147,702	1,163	35,727
Endurance Specialty Holdings, Ltd.
(Bermuda)	34,300	1,417,619	26,100	1,078,713	7,500	309,975
Equity Residential Trust (R)	13,000	780,000	9,900	594,000	2,900	174,000
Evercore Partners, Inc. Class A	5,193	173,031	3,337	111,189	866	28,855
Extra Space Storage, Inc. (R)	8,107	172,922	5,532	117,998	1,338	28,540
Fifth Third Bancorp	116,700	1,487,925	87,700	1,118,175	25,400	323,850
Financial Institutions, Inc.	12,829	210,652	8,389	137,747	2,130	34,975
First Financial Bancorp	14,364	239,735	9,386	156,652	2,403	40,106
First Industrial Realty Trust
(NON)(R)	17,428	199,551	11,401	130,541	2,872	32,884
Flagstone Reinsurance Holdings SA
(Luxembourg)	23,313	196,529	15,132	127,563	3,910	32,961
Flushing Financial Corp.	22,526	292,838	14,652	190,476	3,677	47,801
Glimcher Realty Trust (R)	36,646	348,137	23,998	227,981	6,107	58,017
Goldman Sachs Group, Inc. (The)	15,204	2,023,500	11,349	1,510,438	3,300	439,197
Guangzhou R&F Properties Co., Ltd.
(China)	532,400	732,878	--	--	--	--
Hang Lung Group, Ltd. (Hong Kong)	236,000	1,507,154	119,000	759,963	58,000	370,402
Hartford Financial Services Group,
Inc. (The)	107,600	2,837,412	81,700	2,154,429	23,700	624,969
Henderson Land Development Co.,
Ltd. (Hong Kong)	28,000	181,156	20,000	129,397	--	--
Home Bancshares, Inc.	9,539	225,502	6,253	147,821	1,565	36,997
HSBC Holdings PLC (London
Exchange) (United Kingdom)	146,177	1,452,481	96,928	963,120	11,170	110,990
Hudson City Bancorp, Inc.	200,800	1,644,552	150,500	1,232,595	44,200	361,998
Huntington Bancshares, Inc.	189,100	1,240,496	142,100	932,176	41,200	270,272
Industrial and Commercial Bank
of China, Ltd. (China) (NON)	3,793,000	2,904,163	191,000	146,242	--	--
Industrial Bank of Korea (IBK)
(South Korea)	67,360	1,177,296	--	--	--	--
ING Groep NV (Netherlands) (NON)
GDR	48,640	599,538	35,740	440,532	--	--
International Bancshares Corp.	16,155	270,273	11,026	184,465	2,520	42,160
Intesa Sanpaolo SpA (Italy)	908,253	2,421,286	459,404	1,224,712	232,751	620,484
Invesco Mortgage Capital, Inc. (R)	9,603	202,911	6,288	132,865	1,661	35,097
Itau Unibanco Holding SA ADR
(Preference) (Brazil) (NON)	75,984	1,789,423	--	--	--	--
JPMorgan Chase & Co.	150,674	6,168,594	115,098	4,712,112	34,082	1,395,317
Julius Baer Group, Ltd.
(Switzerland) (NON)	5,527	228,447	4,116	170,126	--	--
Kasikornbank PCL NVDR (Thailand)	202,900	816,123	--	--	--	--
KB Financial Group, Inc. (South
Korea)	24,283	1,154,991	--	--	--	--
Kinnevik Investment AB Class B
(Sweden)	56,206	1,250,595	28,669	637,891	13,261	295,060
Lexington Realty Trust (R)	37,193	339,572	25,196	230,039	5,848	53,392
LIC Housing Finance, Ltd. (India)	147,190	803,159	--	--	--	--
Lloyds Banking Group PLC (United
Kingdom) (NON)	3,393,971	2,672,182	1,718,698	1,353,186	842,793	663,558
LSR Group OJSC GDR (Russia)	56,118	443,332	--	--	--	--
LTC Properties, Inc. (R)	13,980	388,924	9,057	251,966	2,290	63,708
Macquarie Group, Ltd. (Australia)	13,210	445,019	9,780	329,469	--	--
Maiden Holdings, Ltd. (Bermuda)	21,265	193,512	13,933	126,790	3,555	32,351
Merchants Bancshares, Inc.	5,841	142,929	3,818	93,426	977	23,907
Mission West Properties (R)	18,293	160,613	11,987	105,246	3,005	26,384
Mitsubishi Estate Co., Ltd. (Japan)	14,000	245,875	10,000	175,625	--	--
Mitsubishi UFJ Financial Group,
Inc. (Japan)	143,600	699,388	106,500	518,697	--	--
Mizuho Securities Co., Ltd.
(Japan) (NON)	1,139,000	2,745,890	576,000	1,388,615	283,000	682,254
Morgan Stanley	113,300	2,607,033	85,900	1,976,559	24,900	572,949
Nasdaq OMX Group, Inc. (The) (NON)	68,000	1,720,400	50,800	1,285,240	14,900	376,970
National Australia Bank, Ltd.
(Australia)	61,745	1,704,357	33,172	915,652	13,267	366,211
National Bank of Canada (Canada)	4,529	367,660	3,356	272,437	--	--
National Health Investors, Inc. (R)	14,825	658,675	9,504	422,263	2,463	109,431
Nelnet, Inc. Class A	11,539	254,550	7,631	168,340	1,921	42,377
Newcastle Investment Corp. (NON)(R)	24,436	141,240	16,046	92,746	4,075	23,554
Omega Healthcare Investors, Inc.
(R)	10,509	220,794	6,840	143,708	1,715	36,032
ORIX Corp. (Japan)	9,320	907,043	6,880	669,577	--	--
Orrstown Financial Services, Inc.	5,365	141,153	3,525	92,743	895	23,547
Park National Corp.	1,873	123,356	1,224	80,613	313	20,614
PDG Realty SA Empreendimentos e
Participacoes (Brazil) (NON)	322,189	1,814,306	--	--	--	--
Ping An Insurance (Group) Co.
of China, Ltd. (China)	84,500	881,172	26,500	276,344	--	--
PNC Financial Services Group, Inc.	70,200	4,184,622	52,800	3,147,408	15,300	912,033
Popular, Inc. (Puerto Rico) (NON)	49,088	135,483	32,257	89,029	8,190	22,604
Portfolio Recovery Associates,
Inc. (NON)	2,533	214,773	1,660	140,751	422	35,781
Protective Life Corp.	9,923	229,519	6,491	150,137	1,652	38,211
Prudential PLC (United Kingdom)	85,209	985,780	62,538	723,500	--	--
PS Business Parks, Inc. (R)	6,743	371,539	4,339	239,079	1,119	61,657
PT Bank Rakyat Indonesia (Persero)
Tbk (Indonesia)	1,470,000	1,118,451	--	--	--	--
RenaissanceRe Holdings, Ltd.	14,395	1,006,930	10,825	757,209	3,106	217,265
Republic Bancorp, Inc. Class A	4,637	92,276	3,021	60,118	781	15,542
Rossi Residencial SA (Brazil)	181,102	1,480,420	31,100	254,227	--	--
Saul Centers, Inc. (R)	5,033	198,149	3,276	128,976	821	32,323
Sberbank OJSC (Russia)	991,840	3,649,971	136,512	502,364	--	--
SCOR (France)	6,827	194,291	5,096	145,028	--	--
SeaCube Container Leasing, Ltd.	16,629	285,686	10,880	186,918	2,759	47,400
Shinhan Financial Group Co., Ltd.
(South Korea)	21,577	1,030,638	6,630	316,686	--	--
Simon Property Group, Inc. (R)	11,200	1,301,776	8,500	987,955	2,500	290,575
Societe Generale SA (France)	3,579	212,649	2,660	158,046	--	--
Soho China, Ltd. (China)	262,000	234,987	196,000	175,792	--	--
Southside Bancshares, Inc.	11,590	230,062	7,618	151,217	1,941	38,529
Standard Chartered PLC (United
Kingdom)	48,079	1,265,410	30,251	796,188	5,643	148,520
Starwood Property Trust, Inc. (R)	7,446	152,717	4,882	100,130	1,241	25,453
State Street Corp.	23,300	1,050,597	17,700	798,093	5,100	229,959
Swiss Life Holding AG
(Switzerland) (NON)	11,350	1,862,737	5,741	942,200	2,805	460,350
Symetra Financial Corp.	21,330	286,462	14,014	188,208	3,559	47,797
Tokio Marine Holdings, Inc. (Japan)	77,500	2,178,247	39,200	1,101,771	20,000	562,128
Travelers Cos., Inc. (The)	17,800	1,039,164	13,500	788,130	3,900	227,682
U-Store-It Trust (R)	16,150	169,898	11,021	115,941	2,667	28,057
U.S. Bancorp	96,500	2,461,715	73,600	1,877,536	21,800	556,118
Universal Health Realty Income
Trust (R)	3,273	130,855	2,116	84,598	539	21,549
Universal Insurance Holdings, Inc.	29,270	136,691	18,843	87,997	4,861	22,701
Urstadt Biddle Properties, Inc.
Class A (R)	10,421	188,724	6,750	122,243	1,708	30,932
Virginia Commerce Bancorp, Inc.
(NON)	31,343	185,237	20,536	121,368	5,221	30,856
Warsaw Stock Exchange (Poland)
(NON)	8,054	152,822	5,949	112,880	--	--
Wells Fargo & Co.	103,385	2,900,983	77,579	2,176,867	22,483	630,873
Westpac Banking Corp. (Australia)	70,197	1,684,681	35,507	852,144	17,509	420,204
World Acceptance Corp. (NON)	3,875	254,084	2,555	167,531	640	41,965
Yuanta Financial Holding Co., Ltd.
(Taiwan)	595,000	413,548	--	--	--	--

		156,264,783		88,699,226		25,216,939

Health care		6.0%		5.3%		4.0%
Abbott Laboratories	25,700	1,352,334	19,400	1,020,828	5,600	294,672

Acorda Therapeutics, Inc. (NON)	4,249	137,285	2,919	94,313	707	22,843
Aetna, Inc.	85,327	3,762,067	64,173	2,829,388	18,579	819,148
Air Methods Corp. (NON)	2,780	207,777	1,895	141,632	464	34,679
Akorn, Inc. (NON)	12,824	89,768	8,815	61,705	2,135	14,945
Alexza Pharmaceuticals, Inc. (NON)	65,741	119,649	44,847	81,622	10,855	19,756
Allergan, Inc.	54,600	4,545,450	41,100	3,421,575	11,900	990,675
Amedisys, Inc. (NON)	3,122	83,139	2,050	54,592	518	13,794
AmerisourceBergen Corp.	67,400	2,790,360	50,700	2,098,980	14,700	608,580
AMN Healthcare Services, Inc. (NON)	24,975	207,792	16,387	136,340	4,163	34,636
AmSurg Corp. (NON)	4,731	123,621	3,240	84,661	778	20,329
Amylin Pharmaceuticals, Inc. (NON)	6,975	93,186	4,710	62,926	1,103	14,736
Astellas Pharma, Inc. (Japan)	24,600	951,627	18,400	711,786	--	--
AstraZeneca PLC (United Kingdom)	75,962	3,793,492	38,508	1,923,064	18,883	943,005
Auxilium Pharmaceuticals, Inc.
(NON)	7,697	150,861	5,223	102,371	1,245	24,402
AVEO Pharmaceuticals, Inc. (NON)	8,487	174,917	5,791	119,353	1,401	28,875
Bayer AG (Germany)	3,751	301,951	1,898	152,787	930	74,864
BioMarin Pharmaceuticals, Inc.
(NON)	6,516	177,300	4,345	118,227	1,041	28,326
BioMerieux (France)	6,354	738,634	4,711	547,640	--	--
Biotest AG (Preference) (Germany)	3,583	259,501	2,652	192,073	--	--
Bruker Corp. (NON)	9,271	188,758	6,313	128,533	1,511	30,764
Cardinal Health, Inc.	73,000	3,315,660	54,700	2,484,474	15,900	722,178
Coloplast A/S Class B (Denmark)	4,126	627,299	2,061	313,346	954	145,042
Complete Genomics, Inc. (NON)	9,672	147,788	6,600	100,848	1,592	24,326
Computer Programs & Systems, Inc.	--	--	--	--	455	28,883
Conmed Corp. (NON)	17,251	491,308	11,596	330,254	2,852	81,225
Cooper Companies, Inc. (The)	5,105	404,520	3,483	275,993	855	67,750
Covidien PLC (Ireland)	2,988	159,051	2,166	115,296	--	--
Cubist Pharmaceuticals, Inc. (NON)	10,085	362,959	6,876	247,467	1,682	60,535
Dendreon Corp. (NON)	12,322	485,980	8,528	336,344	1,691	66,693
Elan Corp. PLC ADR (Ireland) (NON)	78,725	895,103	52,836	600,745	13,065	148,549
Eli Lilly & Co.	84,759	3,181,005	64,090	2,405,298	19,453	730,071
Endo Pharmaceuticals Holdings,
Inc. (NON)	25,832	1,037,671	17,287	694,419	4,279	171,887
Forest Laboratories, Inc. (NON)	109,489	4,307,297	82,232	3,235,007	23,824	937,236
Gentiva Health Services, Inc. (NON)	6,119	127,459	3,972	82,737	1,025	21,351
Gilead Sciences, Inc. (NON)	117,300	4,857,393	88,100	3,648,221	25,500	1,055,955
GlaxoSmithKline PLC (United
Kingdom)	155,056	3,323,581	78,429	1,681,103	41,426	887,954
Grifols SA (Spain)	13,328	267,835	9,871	198,364	--	--
Health Management Associates, Inc.
Class A (NON)	43,306	466,839	29,082	313,504	7,197	77,584
Health Net, Inc. (NON)	41,600	1,334,944	31,300	1,004,417	9,000	288,810
HealthSpring, Inc. (NON)	19,902	917,681	13,186	608,006	3,296	151,979
Healthways, Inc. (NON)	12,374	187,837	8,110	123,110	2,045	31,043
Hi-Tech Pharmacal Co., Inc. (NON)	12,345	357,141	8,344	241,392	2,017	58,352
Human Genome Sciences, Inc. (NON)	3,790	93,007	2,492	61,154	624	15,313
Humana, Inc. (NON)	39,500	3,181,330	29,700	2,392,038	8,600	692,644
Immucor, Inc. (NON)	20,938	427,554	14,069	287,289	3,456	70,572
Impax Laboratories, Inc. (NON)	17,212	375,049	11,590	252,546	2,839	61,862
Ironwood Pharmaceuticals, Inc.
(NON)	5,883	92,481	4,038	63,477	977	15,358
ISTA Pharmaceuticals, Inc. (NON)	41,793	319,507	28,236	215,864	6,916	52,873
Jazz Pharmaceuticals, Inc. (NON)	23,715	790,895	16,980	566,283	4,177	139,303
Johnson & Johnson	78,133	5,197,407	58,680	3,903,394	17,109	1,138,091
Kensey Nash Corp. (NON)	8,799	221,999	5,902	148,907	1,390	35,070
Kinetic Concepts, Inc. (NON)	9,113	525,182	6,099	351,485	1,511	87,079
Laboratory Corp. of America
Holdings (NON)	24,700	2,390,713	18,600	1,800,294	5,300	512,987
Lincare Holdings, Inc.	15,476	452,983	10,302	301,540	2,496	73,058
Magellan Health Services, Inc.
(NON)	12,302	673,411	8,233	450,674	2,015	110,301
Medco Health Solutions, Inc. (NON)	65,800	3,719,016	49,400	2,792,088	14,300	808,236
Medicines Co. (The) (NON)	9,669	159,635	6,584	108,702	1,608	26,548
Medicis Pharmaceutical Corp.
Class A	17,723	676,487	11,739	448,078	2,903	110,808
Merck & Co., Inc.	71,818	2,534,457	53,999	1,905,625	15,688	553,630
Metropolitan Health Networks, Inc.
(NON)	17,800	85,262	12,147	58,184	2,941	14,087
Mitsubishi Tanabe Pharma (Japan)	39,200	657,993	29,100	488,459	--	--
Momenta Pharmaceuticals, Inc. (NON)	5,629	109,540	3,805	74,045	923	17,962
Neurocrine Biosciences, Inc. (NON)	7,834	63,064	5,346	43,035	1,294	10,417
Nippon Shinyaku Co., Ltd. (Japan)	19,000	242,963	14,000	179,025	--	--
Novartis AG (Switzerland)	52,215	3,200,324	30,214	1,851,855	8,846	542,183
Obagi Medical Products, Inc. (NON)	1,363	12,853	571	5,385	--	--
OraSure Technologies, Inc. (NON)	68,102	580,910	45,678	389,633	11,343	96,756
Orion Oyj Class B (Finland)	22,938	591,847	11,501	296,749	5,320	137,267
Par Pharmaceutical Cos., Inc. (NON)	25,999	857,447	17,418	574,446	4,225	139,341
Perrigo Co. (SG) (SB) (SC)	44,600	3,919,002	33,500	2,943,645	9,700	852,339
Pfizer, Inc.	208,619	4,297,551	156,623	3,226,434	45,369	934,601
Providence Service Corp. (The)
(NON)	9,043	114,394	6,032	76,305	1,451	18,355
Questcor Pharmaceuticals, Inc.
(NON)	20,792	501,087	14,154	341,111	3,265	78,687
Roche Holding AG (Switzerland)	4,700	787,016	2,392	400,541	991	165,943
Salix Pharmaceuticals, Ltd. (NON)	5,063	201,659	3,457	137,692	792	31,545
Sanofi (France)	59,439	4,784,773	32,474	2,614,121	12,810	1,031,191
Sanofi CVR (France) (NON)	106,900	257,629	79,800	192,318	--	--
Sciclone Pharmaceuticals, Inc.
(NON)	46,163	278,825	31,473	190,097	7,697	46,490
Select Medical Holdings Corp. (NON)	30,895	274,039	20,964	185,951	4,997	44,323
Sequenom, Inc. (NON)	27,149	204,975	18,521	139,834	4,324	32,646
Sirona Dental Systems, Inc. (NON)	3,897	206,931	2,599	138,007	622	33,028
Somaxon Pharmaceuticals, Inc.
(NON) (SG) (SB) (SC)	48,069	102,387	32,807	69,879	7,911	16,850
STAAR Surgical Co. (NON)	20,825	110,373	14,308	75,832	3,465	18,365
Steris Corp.	3,189	111,551	2,178	76,186	526	18,399
Suzuken Co., Ltd. (Japan)	19,300	446,210	9,900	228,885	4,200	97,103
Synergetics USA, Inc. (NON)	30,000	165,300	20,500	112,955	4,900	26,999
Synthes, Inc. (Switzerland)	5,514	970,569	2,789	490,917	1,368	240,794
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	14,064	678,166	10,444	503,610	--	--
Thoratec Corp. (NON)	5,193	170,434	3,541	116,216	867	28,455
United Therapeutics Corp. (NON)	3,284	180,948	2,249	123,920	541	29,809
UnitedHealth Group, Inc.	115,051	5,934,331	86,476	4,460,432	25,058	1,292,492
Viropharma, Inc. (NON)	14,029	259,537	9,309	172,217	2,322	42,957
Warner Chilcott PLC Class A
(Ireland)	29,108	702,376	19,527	471,187	4,783	115,414
Waters Corp. (NON)	45,700	4,375,318	34,300	3,283,882	10,000	957,400
Watson Pharmaceuticals, Inc. (NON)	9,730	668,743	6,525	448,463	1,594	109,556
WellCare Health Plans, Inc. (NON)	6,998	359,767	4,741	243,735	1,122	57,682
West Pharmaceutical Services, Inc.	3,539	154,867	2,360	103,274	565	24,724
WuXi PharmaTech (Cayman), Inc. ADR
(China) (NON)	10,881	191,070	7,448	130,787	1,790	31,432
YM Biosciences, Inc. (Canada) (NON)	16,364	45,983	11,163	31,368	2,702	7,593

		107,194,947		74,864,796		21,623,350

Technology		7.7%		6.4%		4.8%
Accenture PLC Class A	107,800	6,513,276	81,000	4,894,020	23,400	1,413,828
Actuate Corp. (NON)	19,042	111,396	13,020	76,167	3,114	18,217
Altek Corp. (Taiwan)	104,979	153,033	78,474	114,395	--	--
Amdocs, Ltd. (United Kingdom) (NON)	49,588	1,506,979	37,236	1,131,602	10,813	328,607
Amkor Technologies, Inc. (NON)
(SG) (SB)	18,901	116,619	12,363	76,280	3,116	19,226
Analog Devices, Inc.	48,100	1,882,634	36,000	1,409,040	10,700	418,798
Anixter International, Inc.	10,097	659,738	6,652	434,642	1,653	108,007
Apple, Inc. (NON)	40,353	13,545,292	30,683	10,299,363	9,017	3,026,736
Applied Materials, Inc.	351,400	4,571,714	264,000	3,434,640	76,400	993,964
AsiaInfo-Linkage, Inc. (China)
(NON) (SG)	54,114	896,128	--	--	--	--
ASML Holding NV (Netherlands)	5,819	214,609	4,322	159,399	--	--
Asustek Computer, Inc. (Taiwan)
(NON)	90,000	896,273	30,000	298,758	--	--
Baidu, Inc. ADR (China) (NON)	1,100	154,143	800	112,104	--	--
Blue Coat Systems, Inc. (NON)	15,604	341,103	12,386	270,758	4,204	91,899
Brocade Communications Systems,
Inc. (NON)	56,659	366,017	38,075	245,965	9,380	60,595
CA, Inc.	73,900	1,687,876	56,400	1,288,176	16,500	376,860
CACI International, Inc. Class A
(NON)	7,703	485,905	5,723	361,007	1,740	109,759
Cavium, Inc. (NON)	5,331	232,378	3,639	158,624	889	38,752
Check Point Software Technologies,
Ltd. (Israel) (NON)	11,061	628,818	8,740	496,869	3,001	170,607
Cirrus Logic, Inc. (NON)	13,106	208,385	8,889	141,335	2,119	33,692
Cisco Systems, Inc.	157,368	2,456,514	118,258	1,846,007	34,239	534,471
Coherent, Inc. (NON)	3,493	193,058	2,372	131,100	567	31,338
Computershare, Ltd. (Australia)	31,279	297,903	15,554	148,137	7,627	72,640
CSG Systems International, Inc.
(NON)	19,536	361,025	12,652	233,809	2,986	55,181
DDi Corp.	11,530	109,996	7,779	74,212	1,848	17,630
Dell, Inc. (NON)	204,893	3,415,566	154,224	2,570,914	44,602	743,515
Elpida Memory, Inc. (Japan) (NON)	8,500	100,111	6,300	74,200	--	--
EnerSys (NON)	13,562	466,804	9,029	310,778	2,179	75,001
Entegris, Inc. (NON)	42,099	426,042	28,400	287,408	6,656	67,359
F-Secure OYJ (Finland)	27,097	96,788	21,826	77,961	7,286	26,025
F5 Networks, Inc. (NON)	3,607	397,672	2,461	271,325	593	65,378
Fair Isaac Corp.	8,700	262,740	5,691	171,868	1,457	44,001
Fairchild Semiconductor Intl.,
Inc. (NON)	44,454	742,826	29,573	494,165	7,164	119,710
Fortinet, Inc. (NON)	38,588	1,053,067	29,426	803,036	9,324	254,452
Fujitsu, Ltd. (Japan)	407,000	2,327,175	206,000	1,177,882	103,000	588,941
Global Payments, Inc.	10,955	558,705	8,245	420,495	2,405	122,655
Google, Inc. Class A (NON)	6,398	3,239,819	4,806	2,433,662	1,393	705,387
Harris Corp.	82,993	3,739,665	62,461	2,814,493	18,158	818,199
Hewlett-Packard Co.	177,744	6,469,882	133,628	4,864,059	39,731	1,446,208
Hitachi, Ltd. (Japan)	580,000	3,430,031	308,000	1,821,465	134,000	792,455
Hollysys Automation Technologies,

Ltd. (China) (NON) (SG) (SB)	53,996	503,243	8,500	79,220	--	--
Hon Hai Precision Industry Co.,
Ltd. (Taiwan)	570,200	1,966,853	91,000	313,896	--	--
IBM Corp.	40,220	6,899,741	30,215	5,183,383	8,795	1,508,782
Infineon Technologies AG (Germany)	99,611	1,121,212	50,396	567,253	24,712	278,156
Informatica Corp. (NON)	6,875	401,706	4,691	274,095	1,136	66,376
Infospace, Inc. (NON)	11,906	108,583	7,863	71,711	1,970	17,966
Integrated Silicon Solutions, Inc.
(NON)	7,775	75,184	5,086	49,182	1,282	12,397
Intel Corp.	138,853	3,076,982	104,241	2,309,981	30,139	667,880
Ixia (NON)	18,114	231,859	12,237	156,634	2,961	37,901
KEMET Corp. (NON)	14,309	204,476	9,428	134,726	2,376	33,953
KEYW Holding Corp. (The) (NON)	6,927	85,826	5,485	67,959	1,866	23,120
Kyocera Corp. (Japan)	5,700	580,104	4,200	427,445	--	--
L-3 Communications Holdings, Inc.	44,700	3,909,015	33,600	2,938,320	9,700	848,265
Lexmark International, Inc.
Class A (NON)	5,542	162,159	3,654	106,916	915	26,773
LG Display Co., Ltd. (South Korea)	54,340	1,511,973	13,730	382,028	--	--
LG Electronics, Inc. (South Korea)	1,200	93,659	894	69,776	--	--
Longtop Financial Technologies
Ltd. ADR (Hong Kong) (F)(NON) (SG)
(SB) (SC)	16,007	48,021	11,900	35,700	10,497	31,491
LTX-Credence Corp. (NON)	36,796	328,956	25,220	225,467	6,087	54,418
Magma Design Automation, Inc. (NON)	45,596	364,312	31,223	249,472	7,490	59,845
Mantech International Corp. Class A	3,663	162,710	2,936	130,417	1,016	45,131
Microsoft Corp.	401,429	10,437,154	304,260	7,910,760	94,539	2,458,014
MicroStrategy, Inc. (NON)	4,802	781,189	3,193	519,437	785	127,704
Monotype Imaging Holdings, Inc.
(NON)	18,495	261,334	12,593	177,939	3,076	43,464
Murata Manufacturing Co., Ltd.
(Japan)	5,200	347,517	3,800	253,955	--	--
NCI, Inc. (NON)	2,367	53,778	1,766	40,124	613	13,927
Nova Measuring Instruments, Ltd.
(Israel) (NON)	27,062	273,867	18,541	187,635	4,471	45,247
Omnivision Technologies, Inc. (NON)	5,427	188,914	3,704	128,936	896	31,190
ON Semiconductor Corp. (NON)	146,600	1,534,902	111,700	1,169,499	32,200	337,134
Open Text Corp. (Canada) (NON)	2,300	147,246	1,700	108,834	--	--
Oracle Corp.	80,138	2,637,342	60,149	1,979,504	17,386	572,173
Perfect World Co., Ltd. ADR
(China) (NON)	39,582	742,558	--	--	--	--
Plantronics, Inc.	4,869	177,865	3,331	121,681	798	29,151
Polycom, Inc. (NON)	14,729	947,075	9,855	633,677	2,448	157,406
Progress Software Corp. (NON)	3,602	86,916	2,459	59,336	595	14,357
QLogic Corp. (NON)	156,868	2,497,339	117,916	1,877,223	34,150	543,668
Qualcomm, Inc.	22,194	1,260,397	16,722	949,642	4,905	278,555
Rohm Co., Ltd. (Japan)	4,300	246,483	3,200	183,429	--	--
Rubicon Technology, Inc. (NON)
(SG) (SB) (SC)	6,587	111,057	4,515	76,123	1,088	18,344
SAIC, Inc. (NON)	11,373	191,294	9,069	152,541	3,027	50,914
Samsung Electronics Co., Ltd.
(South Korea)	4,224	3,283,058	291	226,177	--	--
SanDisk Corp. (NON)	75,100	3,116,650	56,200	2,332,300	15,500	643,250
SAP AG (Germany)	10,598	642,461	6,628	401,796	1,304	79,050
Seagate Technology	102,600	1,658,016	78,000	1,260,480	22,600	365,216
SouFun Holdings, Ltd. ADR (China)
(NON) (SG)	24,290	501,831	--	--	--	--
Sourcefire, Inc. (NON)	15,895	472,399	12,674	376,671	4,302	127,855
STEC, Inc. (NON) (SG) (SB) (SC)	7,912	134,583	5,383	91,565	1,284	21,841
Symantec Corp. (NON)	27,676	545,771	22,029	434,412	7,459	147,091
Synchronoss Technologies, Inc.
(NON)	14,531	461,069	9,914	314,571	2,369	75,168
Taiwan Semiconductor Manufacturing
Co., Ltd. (Taiwan)	226,350	572,909	--	--	--	--
Tech Data Corp. (NON)	18,646	911,603	12,556	613,863	3,111	152,097
TeleCommunication Systems, Inc.
Class A (NON)	44,685	215,829	29,253	141,292	7,731	37,341
Telefonaktiebolaget LM Ericsson AB
Class B (Sweden)	25,608	369,852	19,010	274,558	--	--
Tencent Holdings, Ltd. (China)	29,500	809,030	--	--	--	--
Teradata Corp. (NON)	55,200	3,323,040	41,700	2,510,340	11,400	686,280
Teradyne, Inc. (NON) (SG) (SB)	190,049	2,812,725	143,225	2,119,730	42,700	631,960
TIBCO Software, Inc. (NON)	17,276	501,350	11,530	334,601	2,880	83,578
Trend Micro, Inc. (Japan)	12,100	375,828	9,500	295,071	3,300	102,498
Tripod Technology Corp. (Taiwan)	14,000	58,228	--	--	--	--
TTM Technologies, Inc. (NON)	43,934	703,823	29,019	464,884	7,096	113,678
Unimicron Technology Corp. (Taiwan)	447,000	799,516	90,000	160,976	--	--
Unisys Corp. (NON)	11,116	285,681	7,428	190,900	1,849	47,519
Veeco Instruments, Inc. (NON) (SG)
(SB) (SC)	4,064	196,738	2,785	134,822	671	32,483
VeriFone Systems, Inc. (NON)	6,642	294,573	4,531	200,950	1,096	48,608
VeriSign, Inc.	11,001	368,093	8,814	294,916	3,005	100,547
Web.com Group, Inc. (NON)	9,870	121,598	6,738	83,012	1,629	20,069
Websense, Inc. (NON)	18,889	490,547	13,914	361,347	4,095	106,347
Western Digital Corp. (NON)	45,100	1,640,738	33,900	1,233,282	9,900	360,162
Wistron Corp. (Taiwan)	489,101	871,919	--	--	--	--
Wistron NeWeb Corp. (Taiwan)	103,000	324,058	--	--	--	--
Zix Corp. (NON)	22,499	86,396	17,259	66,275	6,050	23,232

		137,028,418		91,652,767		26,229,665

Transportation		0.8%		0.6%		0.5%
AirAsia BHD (Malaysia) (NON)	408,600	476,716	--	--	--	--
Alaska Air Group, Inc. (NON)	8,589	588,003	5,748	393,508	1,430	97,898
Alexander & Baldwin, Inc.	10,926	526,196	7,330	353,013	1,803	86,832
CAI International, Inc. (NON)	29,834	616,370	20,129	415,865	4,887	100,965
Cebu Air, Inc. (Philippines)	246,650	519,095	--	--	--	--
Central Japan Railway Co. (Japan)	357	2,807,186	187	1,470,431	90	707,694
ComfortDelgro Corp., Ltd.
(Singapore)	354,000	421,123	178,000	211,751	82,000	97,548
Deutsche Lufthansa AG (Germany)	12,736	277,852	9,449	206,142	--	--
Deutsche Post AG (Germany)	15,669	301,456	11,297	217,343	--	--
Genesee & Wyoming, Inc. Class A
(NON)	6,029	353,541	4,133	242,359	998	58,523
Hitachi Transport System, Ltd.
(Japan)	11,600	198,445	8,600	147,123	--	--
HUB Group, Inc. Class A (NON)	4,834	182,048	3,314	124,805	800	30,128
International Consolidated
Airlines Group SA (United Kingdom)
(NON)	147,664	600,128	74,707	303,620	36,633	148,882
Quality Distribution, Inc. (NON)	10,229	133,182	7,011	91,283	1,688	21,978
TAL International Group, Inc.	7,892	272,511	5,302	183,078	1,224	42,265
Turk Hava Yollari (Turkey) (NON)	67,182	175,777	49,494	129,498	--	--
United Continental Holdings, Inc.
(NON)	121,378	2,746,784	90,518	2,048,422	26,090	590,417
US Airways Group, Inc. (NON)	86,647	772,025	57,815	515,132	14,401	128,313
Wabtec Corp.	8,097	532,135	5,442	357,648	1,341	88,131
Yangzijiang Shipbuilding Holdings,
Ltd. (China)	1,961,000	2,343,459	992,000	1,185,472	486,000	580,786

		14,844,032		8,596,493		2,780,360

Utilities and power		1.8%		1.4%		1.1%
AES Corp. (The) (NON)	172,124	2,192,860	130,279	1,659,754	37,829	481,941
Alliant Energy Corp.	25,708	1,045,287	19,323	785,673	5,543	225,378
Ameren Corp.	24,500	706,580	18,400	530,656	5,300	152,852
American Electric Power Co., Inc.	28,488	1,073,428	21,563	812,494	7,164	269,940
Atco, Ltd. Class I (Canada)	5,600	363,066	4,100	265,816	--	--
Centrica PLC (United Kingdom)	122,484	636,278	89,971	467,380	--	--
China Power New Energy Development
Co., Ltd. (China) (NON)	9,522,000	639,936	--	--	--	--
China Resources Power Holdings
Co., Ltd. (China)	424,000	828,634	90,000	175,889	--	--
China WindPower Group, Ltd.
(China) (NON)	11,030,000	965,995	2,070,000	181,288	--	--
Chubu Electric Power, Inc. (Japan)	15,100	295,647	7,500	146,844	3,200	62,654
CMS Energy Corp.	48,700	958,903	36,600	720,654	10,600	208,714
Companhia Paranaense de
Energia-Copel zero % pfd.
(Preference) (Brazil)	33,344	886,496	--	--	--	--
DPL, Inc.	54,200	1,634,672	40,656	1,226,185	11,800	355,888
EDF Energies Nouvelles SA (France)	1,094	63,055	--	--	295	17,003
Electric Power Development Co.
(Japan)	11,600	313,449	8,500	229,682	--	--
Enel SpA (Italy)	222,419	1,454,578	111,854	731,504	54,850	358,708
Energias de Portugal (EDP) SA
(Portugal)	567,083	2,016,518	285,850	1,016,468	140,172	498,444
Entergy Corp.	22,000	1,502,160	16,600	1,133,448	4,800	327,744
Exelon Corp.	94,000	4,026,960	70,600	3,024,504	20,500	878,220
Fortum OYJ (Finland)	19,730	572,100	14,612	423,696	--	--
GDF Suez (France)	6,272	229,814	4,610	168,916	--	--
International Power PLC (United
Kingdom)	22,083	114,149	16,555	85,574	--	--
NRG Energy, Inc. (NON)	52,500	1,290,450	39,500	970,910	11,400	280,212
PGE SA (Poland)	57,111	499,734	--	--	--	--
Public Power Corp. SA (Greece)	19,553	280,503	9,765	140,086	4,788	68,687
Red Electrica Corp. SA (Spain)	52,208	3,155,425	26,408	1,596,086	13,392	809,406
RWE AG (Germany)	10,500	582,931	5,312	294,907	2,605	144,622
TECO Energy, Inc.	154,000	2,909,060	115,700	2,185,573	33,500	632,815
Toho Gas Co., Ltd. (Japan)	83,000	449,771	41,000	222,176	19,000	102,960
Tokyo Gas Co., Ltd. (Japan)	59,000	267,012	43,000	194,602	--	--
Westar Energy, Inc.	35,514	955,682	26,657	717,340	7,631	205,350

		32,911,133		20,108,105		6,081,538
Total common stocks (cost
$811,626,414, $504,905,375 and
$136,070,752)		$974,047,563		$619,044,464		$178,010,496

CORPORATE BONDS AND NOTES(a)	Growth 10.5%		Balanced 16.7%		Conservative 25.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials			0.8%		1.3%		1.8%
Airgas, Inc. sr. unsec. unsub.
notes 2.85s, 2013		$90,000	$92,075	$190,000	$194,382	$255,000	$260,880
Allegheny Technologies, Inc. sr.
unsec. unsub. notes 5.95s, 2021		180,000	191,595	375,000	399,156	270,000	287,392
ArcelorMittal sr. unsec. unsub.
9.85s, 2019 (France)		285,000	361,301	665,000	843,036	420,000	532,444
Associated Materials, LLC 144A
company guaranty sr. notes 9 1/8s,
2017		295,000	294,263	295,000	294,263	105,000	104,738
Atkore International, Inc. 144A
sr. notes 9 7/8s, 2018		335,000	351,750	340,000	357,000	125,000	131,250
BHP Billiton Finance USA, Ltd.
company guaranty sr. unsec. unsub.
notes 6 1/2s, 2019 (Canada)		210,000	251,290	460,000	550,445	370,000	442,749
Catalyst Paper Corp. 144A company
guaranty sr. notes 11s, 2016
(Canada)		120,000	102,600	120,000	102,600	--	--
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 6 5/8s,
2018 (Germany)		125,000	131,875	120,000	126,600	95,000	100,225
Celanese US Holdings, LLC sr.
notes 5 7/8s, 2021 (Germany)		230,000	235,175	235,000	240,288	120,000	122,700
Chemtura Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s,
2018		60,000	62,850	60,000	62,850	--	--
Clondalkin Acquisition BV 144A
company guaranty sr. notes FRN
2.247s, 2013 (Netherlands)		105,000	100,275	105,000	100,275	--	--
Compass Minerals International,
Inc. company guaranty sr. unsec.
notes 8s, 2019		360,000	393,300	375,000	409,688	255,000	278,588
Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019		230,000	296,572	425,000	548,014	215,000	277,230
Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015		67,000	75,262	205,000	230,280	297,000	333,625
E.I. du Pont de Nemours & Co. sr.
notes 3 5/8s, 2021		265,000	257,232	525,000	509,610	315,000	305,766
E.I. du Pont de Nemours & Co. sr.
unsec. notes FRN 0.667s, 2014		95,000	95,605	220,000	221,400	215,000	216,368
Exopack Holding Corp. 144A sr.
notes 10s, 2018		185,000	183,613	185,000	183,613	--	--
Ferro Corp. sr. unsec. notes
7 7/8s, 2018		470,000	487,625	475,000	492,813	180,000	186,750
FMG Resources August 2006 Pty,
Ltd. 144A sr. notes 7s, 2015
(Australia)		205,000	209,038	200,000	203,939	105,000	107,068
FMG Resources August 2006 Pty,
Ltd. 144A sr. notes 6 7/8s, 2018
(Australia)		340,000	346,061	335,000	340,972	105,000	106,872
Freeport-McMoRan Copper & Gold,
Inc. sr. unsec. notes 8 3/8s, 2017		2,124,000	2,317,815	1,752,000	1,911,870	442,000	482,333
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty notes 9s, 2020		125,000	128,125	125,000	128,125	50,000	51,250
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC (Escrow)
company guaranty sr. notes 8 7/8s,
2018		215,000	223,600	220,000	228,800	85,000	88,400
Huntsman International, LLC
company guaranty sr. unsec. sub.
notes 8 5/8s, 2021		140,000	152,250	145,000	157,688	115,000	125,063
Huntsman International, LLC
company guaranty sr. unsec. sub.
notes 8 5/8s, 2020		265,000	288,850	265,000	288,850	150,000	163,500
Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015
(United Kingdom)		155,000	163,525	155,000	163,525	--	--
Ineos Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser.
REGS, 7 7/8s, 2016 (United Kingdom)	EUR	135,000	189,093	135,000	189,093	--	--
International Paper Co. sr. unsec.
notes 9 3/8s, 2019		$35,000	44,694	$--	--	$300,000	383,090
International Paper Co. sr. unsec.
notes 7.95s, 2018		200,000	238,139	505,000	601,300	30,000	35,721
JMC Steel Group 144A sr. notes
8 1/4s, 2018		100,000	101,500	105,000	106,575	85,000	86,275
KRATON Polymers, LLC/KRATON
Polymers Capital Corp. sr. notes
6 3/4s, 2019		50,000	50,000	50,000	50,000	40,000	40,000
Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019		135,000	175,576	310,000	403,174	245,000	318,638
Lyondell Chemical Co. sr. notes
11s, 2018		864,579	968,328	874,584	979,534	494,699	554,063
Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		282,000	313,725	278,000	309,275	--	--
Momentive Performance Materials,
Inc. notes 9s, 2021		430,000	438,600	430,000	438,600	185,000	188,700
NewPage Corp. company guaranty sr.
notes 11 3/8s, 2014		265,000	247,113	260,000	242,450	100,000	93,250
Nexeo Solutions, LLC/Nexeo
Solutions Finance Corp. 144A
company guaranty sr. sub. notes
8 3/8s, 2018		180,000	182,250	185,000	187,313	150,000	151,875
Novelis, Inc. company guaranty sr.
unsec. notes 8 3/4s, 2020		450,000	486,000	445,000	480,600	265,000	286,200
Novelis, Inc. company guaranty sr.
unsec. notes 7 1/4s, 2015		270,000	271,688	268,000	269,675	--	--
Old All, Inc. company guaranty sr.
unsec. notes 9s, 2014 (In default)
(F)(NON)		285,000	--	295,000	--	135,000	--
PE Paper Escrow GmbH sr. notes
Ser. REGS, 11 3/4s, 2014 (Austria)	EUR	80,000	130,091	70,000	113,830	--	--
PE Paper Escrow GmbH 144A sr.
notes 12s, 2014 (Austria)		$265,000	299,450	$275,000	310,750	$--	--
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. notes
9s, 2019 (Australia)		133,000	176,230	395,000	523,391	277,000	367,036
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. notes
5.2s, 2040 (Australia)		85,000	82,274	180,000	174,228	200,000	193,587
Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec. unsub.
notes 3 1/2s, 2020 (Australia)		145,000	138,766	135,000	129,196	--	--
Smurfit Kappa Funding PLC sr. sub.
notes 7 3/4s, 2015 (Ireland)	EUR	10,000	14,782	10,000	14,782	10,000	14,782
Smurfit Kappa Funding PLC sr.
unsec. sub. notes 7 3/4s, 2015
(Ireland)		$195,000	196,950	$200,000	202,000	$160,000	161,600
Smurfit Kappa Treasury company
guaranty sr. unsec. unsub. debs.
7 1/2s, 2025 (Ireland)		55,000	53,075	55,000	53,075	30,000	28,950
Solutia, Inc. company guaranty sr.
unsec. notes 8 3/4s, 2017		260,000	282,100	265,000	287,525	--	--
Solutia, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2020		275,000	297,000	270,000	291,600	225,000	243,000
Steel Dynamics, Inc. company
guaranty sr. unsec. unsub. notes
7 3/8s, 2012		20,000	21,100	--	--	40,000	42,200
Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		271,000	284,550	286,000	300,300	110,000	115,500
Styrolution Group GmbH 144A sr.
notes 7 5/8s, 2016 (Germany)	EUR	115,000	161,435	115,000	161,435	100,000	140,378
Teck Resources Limited company
guaranty sr. unsec. unsub. notes
4 3/4s, 2022 (Canada)		$230,000	230,601	$485,000	486,267	$345,000	345,901
Teck Resources Limited sr. notes
10 1/4s, 2016 (Canada)		215,000	256,925	260,000	310,700	--	--
Thompson Creek Metals Co., Inc.
144A company guaranty sr. notes
7 3/8s, 2018 (Canada)		130,000	127,400	130,000	127,400	105,000	102,900
TPC Group, LLC 144A sr. notes
8 1/4s, 2017		295,000	306,063	295,000	306,063	240,000	249,000
Tube City IMS Corp. company
guaranty sr. unsec. sub. notes
9 3/4s, 2015		265,000	273,613	265,000	273,613	180,000	185,850
USG Corp. 144A company guaranty
sr. notes 8 3/8s, 2018		105,000	103,425	105,000	103,425	80,000	78,800
Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty sr.
notes FRN Ser. B, 4.023s, 2014		45,000	41,513	50,000	46,125	35,000	32,288
Verso Paper Holdings, LLC/Verso
Paper, Inc. 144A sr. notes 8 3/4s,
2019		125,000	111,250	125,000	111,250	100,000	89,000
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)		--	--	180,000	201,580	195,000	218,379

			15,088,821		18,076,206		9,452,154

Capital goods			0.5%		0.8%		1.2%
Allied Waste North America, Inc.
company guaranty sr. unsec. notes
6 7/8s, 2017		280,000	303,450	595,000	644,831	350,000	379,313
Allison Transmission 144A company
guaranty 11s, 2015		270,000	287,550	270,000	287,550	--	--
Allison Transmission, Inc. 144A

company guaranty sr. unsec. notes
7 1/8s, 2019		75,000	72,938	75,000	72,938	60,000	58,350
Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016		430,000	464,400	425,000	459,000	175,000	189,000
American Axle & Manufacturing,
Inc. company guaranty sr. unsec.
notes 5 1/4s, 2014		135,000	133,313	135,000	133,313	--	--
American Axle & Manufacturing,
Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017		15,000	15,000	15,000	15,000	15,000	15,000
American Axle & Manufacturing,
Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		180,000	196,200	185,000	201,650	149,000	162,410
Ardagh Packaging Finance PLC sr.
notes Ser. REGS, 7 3/8s, 2017
(Ireland)	EUR	205,000	299,336	200,000	292,035	--	--
BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020		$75,000	78,375	$75,000	78,375	$--	--
Berry Plastics Corp. company
guaranty notes FRN 4.122s, 2014		170,000	158,100	170,000	158,100	135,000	125,550
Berry Plastics Corp. company
guaranty sr. notes 9 1/2s, 2018		155,000	153,838	155,000	153,838	45,000	44,663
Berry Plastics Corp. notes 9 3/4s,
2021		35,000	33,863	35,000	33,863	30,000	29,025
Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019		310,000	332,716	770,000	826,423	450,000	482,975
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s,
2020		235,000	249,100	235,000	249,100	190,000	201,400
Crown Americas, LLC/Crown Americas
Capital Corp. III 144A sr. notes
6 1/4s, 2021		110,000	111,100	110,000	111,100	90,000	90,900
Crown Euro Holdings SA 144A sr.
notes 7 1/8s, 2018 (France)	EUR	65,000	96,538	60,000	89,112	50,000	74,260
Delphi Corp. 144A sr. notes
6 1/8s, 2021		$185,000	182,688	$185,000	182,688	$--	--
Exide Technologies 144A sr. notes
8 5/8s, 2018		140,000	145,600	140,000	145,600	110,000	114,400
Graham Packaging Co. LP/GPC
Capital Corp. company guaranty sr.
unsec. notes 8 1/4s, 2017		120,000	133,800	120,000	133,800	50,000	55,750
Griffon Corp. 144A company
guaranty sr. unsec. notes 7 1/8s,
2018		100,000	100,375	100,000	100,375	85,000	85,319
John Deere Capital Corp. notes
Ser. MTN, 5 1/4s, 2012		115,000	121,512	390,000	412,084	445,000	470,199
Kratos Defense & Security
Solutions, Inc. company guaranty
sr. notes 10s, 2017		205,000	216,275	200,000	211,000	165,000	174,075
Kratos Defense & Security
Solutions, Inc. 144A sr. notes
10s, 2017		335,000	353,425	340,000	358,700	45,000	47,475
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		805,000	1,009,462	906,000	1,136,115	516,000	647,059
Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037		155,000	160,573	340,000	352,225	420,000	435,102
Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		165,000	169,538	165,000	169,538	135,000	138,713
Polypore International, Inc.
company guaranty sr. unsec. notes
7 1/2s, 2017		170,000	179,775	165,000	174,488	130,000	137,475
Pregis Corp. company guaranty
notes FRN 6.327s, 2013	EUR	--	--	50,000	69,649	--	--
Pregis Corp. company guaranty sr.
sub. notes 12 3/8s, 2013		$165,000	163,556	$165,000	163,556	$--	--
Raytheon Co. sr. unsec. notes
4 7/8s, 2040		130,000	119,478	275,000	252,741	395,000	363,028
Reynolds Group DL Escrow,
Inc./Reynolds Group Escrow, LLC
144A company guaranty sr. notes
8 1/2s, 2016 (Luxembourg)		150,000	156,375	135,000	140,738	100,000	104,250
Reynolds Group Issuer, Inc. 144A
company guaranty sr. notes 7 1/8s,
2019		195,000	193,538	190,000	188,575	50,000	49,625
Reynolds Group Issuer, Inc. 144A
company guaranty sr. unsec. notes
9s, 2019		275,000	271,563	275,000	271,563	120,000	118,500
Ryerson Holding Corp. sr. disc.
notes zero %, 2015		105,000	56,175	105,000	56,175	--	--
Ryerson, Inc. company guaranty sr.
notes 12s, 2015		516,000	548,250	520,000	552,500	215,000	228,438
Teleflex, Inc. company guaranty
sr. unsec. sub. notes 6 7/8s, 2019		200,000	202,500	200,000	202,500	80,000	81,000
Tenneco, Inc. company guaranty sr.
unsec. notes 8 1/8s, 2015		130,000	136,825	135,000	142,088	--	--
Tenneco, Inc. company guaranty sr.
unsec. unsub. notes 7 3/4s, 2018		110,000	115,225	110,000	115,225	--	--
Tenneco, Inc. company guaranty sr.
unsub. notes 6 7/8s, 2020		210,000	213,675	210,000	213,675	165,000	167,888
Thermadyne Holdings Corp. 144A sr.
notes 9s, 2017		395,000	412,775	400,000	418,000	210,000	219,450
Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017		259,000	277,778	259,000	277,778	176,000	188,760
TransDigm, Inc. 144A sr. sub.
notes 7 3/4s, 2018		315,000	330,750	315,000	330,750	130,000	136,500
United Technologies Corp. sr.
unsec. notes 5 3/8s, 2017		--	--	736,000	844,806	437,000	501,604

			8,957,303		11,423,160		6,317,456

Communication services			1.4%		2.0%		2.7%
Adelphia Communications Corp.
escrow bonds zero %, 2011		200,000	124	270,000	167	125,000	78
AMC Networks, Inc. 144A company
guaranty sr. unsec notes 7 3/4s,
2021		105,000	109,725	105,000	109,725	45,000	47,025
American Tower Corp. sr. unsec.
notes 7s, 2017		195,000	219,911	266,000	299,982	312,000	351,858
AT&T, Inc. company guaranty sr.
unsec. unsub. notes 5.35s, 2040		--	--	256,000	242,654	894,000	847,392
AT&T, Inc. sr. unsec. bonds 6.55s,
2039		115,000	126,135	--	--	--	--
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018		340,000	379,211	470,000	524,204	195,000	217,489
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038		--	--	183,000	193,013	143,000	150,824
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030		345,000	425,393	790,000	974,089	1,285,000	1,584,436
Bresnan Broadband Holdings, LLC
144A company guaranty sr. unsec.
unsub. notes 8s, 2018		105,000	109,725	105,000	109,725	85,000	88,825
Cablevision Systems Corp. sr.
unsec. unsub. notes 8 5/8s, 2017		570,000	617,738	505,000	547,294	240,000	260,100
Cablevision Systems Corp. sr.
unsec. unsub. notes 8s, 2020		80,000	85,800	80,000	85,800	60,000	64,350
Cablevision Systems Corp. sr.
unsec. unsub. notes 7 3/4s, 2018		150,000	159,938	155,000	165,269	110,000	117,288
CCH II, LLC/CCH II Capital company
guaranty sr. unsec. notes 13 1/2s,
2016		454,194	534,813	453,259	533,712	141,574	166,703
CCO Holdings, LLC/CCO Holdings
Capital Corp. company guaranty sr.
unsec. notes 7 7/8s, 2018		70,000	73,763	75,000	79,031	10,000	10,538
CCO Holdings, LLC/CCO Holdings
Capital Corp. company guaranty sr.
unsec. notes 6 1/2s, 2021		225,000	221,625	225,000	221,625	180,000	177,300
CCO Holdings, LLC/CCO Holdings
Capital Corp. company guaranty sr.
unsub. notes 7s, 2019		135,000	139,050	135,000	139,050	10,000	10,300
CenturyLink, Inc. sr. unsec.
unsub. notes Ser. L, 7 7/8s, 2012		290,000	308,260	610,000	648,410	395,000	419,872
Cequel Communications Holdings I
LLC/Cequel Capital Corp. 144A sr.
notes 8 5/8s, 2017		570,000	592,800	575,000	598,000	215,000	223,600
Cincinnati Bell, Inc. company
guaranty sr. unsec. notes 7s, 2015		130,000	131,625	125,000	126,563	--	--
Cincinnati Bell, Inc. company
guaranty sr. unsec. sub. notes
8 3/4s, 2018		295,000	279,513	295,000	279,513	120,000	113,700
Clearwire Communications,
LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s,
2015		705,000	755,231	720,000	771,300	275,000	294,594
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6.95s, 2037		588,000	663,778	920,000	1,038,564	216,000	243,837
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015		--	--	--	--	13,000	14,873
Cox Communications, Inc. 144A
notes 5 7/8s, 2016		--	--	206,000	233,500	64,000	72,544
Cricket Communications, Inc.
company guaranty sr. unsec. notes
7 3/4s, 2020		420,000	411,600	420,000	411,600	285,000	279,300
Cricket Communications, Inc.
company guaranty sr. unsec. unsub.
notes 10s, 2015		535,000	576,463	716,000	771,490	--	--
Crown Castle International Corp.
sr. unsec. notes 7 1/8s, 2019		100,000	105,250	100,000	105,250	80,000	84,200
Crown Castle Towers, LLC 144A
company guaranty sr. notes 4.883s,

2020	--	--	75,000	75,414	115,000	115,635
CSC Holdings LLC sr. notes 6 3/4s,
2012	17,000	17,489	6,000	6,173	4,000	4,115
CSC Holdings LLC sr. unsec. unsub.
notes 8 1/2s, 2014	--	--	45,000	49,838	--	--
Deutsche Telekom International
Finance BV company guaranty
8 3/4s, 2030 (Germany)	540,000	712,688	841,000	1,109,945	198,000	261,319
Deutsche Telekom International
Finance BV company guaranty sr.
unsec. unsub. notes 6s, 2019
(Germany)	--	--	--	--	210,000	239,796
Digicel Group, Ltd. 144A sr. notes
10 1/2s, 2018 (Jamaica)	170,000	190,400	165,000	184,800	--	--
Digicel Group, Ltd. 144A sr.
unsec. notes 8 1/4s, 2017 (Jamaica)	225,000	233,438	230,000	238,625	90,000	93,375
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. notes 7 5/8s,
2016	120,000	130,800	157,000	171,130	--	--
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. notes 5s, 2021	360,000	372,866	480,000	497,154	210,000	217,505
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. unsub. notes
5 7/8s, 2019	--	--	240,000	266,177	200,000	221,814
EH Holding Corp. 144A sr. notes
6 1/2s, 2019	180,000	183,150	185,000	188,238	40,000	40,700
EH Holding Corp. 144A sr. unsec.
notes 7 5/8s, 2021	330,000	336,600	335,000	341,700	75,000	76,500
France Telecom notes 8 1/2s, 2031
(France)	--	--	20,000	26,918	--	--
Frontier Communications Corp. sr.
unsec. notes 8 1/2s, 2020	430,000	468,700	425,000	463,250	85,000	92,650
Frontier Communications Corp. sr.
unsec. notes 8 1/4s, 2017	190,000	206,625	185,000	201,188	125,000	135,938
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)	130,000	137,800	--	--	--	--
Intelsat Jackson Holding Co.
company guaranty sr. unsec. notes
11 1/4s, 2016 (Bermuda)	260,000	275,600	275,000	291,500	--	--
Intelsat Jackson Holdings SA 144A
company guaranty sr. notes 7 1/2s,
2021 (Bermuda)	315,000	313,031	320,000	318,000	145,000	144,094
Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s,
2017 (Luxembourg) (PIK)	524,843	564,206	529,843	569,581	237,812	255,648
Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s,
2017 (Luxembourg)	1,280,000	1,374,400	1,280,000	1,374,400	255,000	273,806
Intelsat Luxembourg SA 144A
company guaranty sr. unsec. notes
11 1/2s, 2017 (Luxembourg) (PIK)	200,000	215,000	200,000	215,000	95,000	102,125
Kabel BW Erste Beteiligungs
GmbH/Kabel Baden-Wurttemberg GmbH
& Co. KG 144A company guaranty sr.
notes 7 1/2s, 2019 (Germany)	150,000	151,625	150,000	151,625	--	--
Koninklijke (Royal) KPN NV sr.
unsec. unsub. bonds 8 3/8s, 2030
(Netherlands)	90,000	115,785	185,000	238,003	135,000	173,678
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes
9 1/4s, 2014	526,000	541,123	536,000	551,410	139,000	142,996
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019	185,000	192,863	185,000	192,863	80,000	83,400
Mediacom LLC/Mediacom Capital
Corp. sr. unsec. notes 9 1/8s, 2019	145,000	152,975	155,000	163,525	--	--
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s,
2018	540,000	571,050	535,000	565,763	125,000	132,188
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 6 5/8s,
2020	115,000	113,850	115,000	113,850	95,000	94,050
Nextel Communications, Inc. sr.
notes Ser. E, 6 7/8s, 2013	545,000	548,406	--	--	--	--
NII Capital Corp. company guaranty
sr. unsec. unsub. notes 10s, 2016	440,000	510,400	440,000	510,400	80,000	92,800
NII Capital Corp. company guaranty
sr. unsec. unsub. notes 7 5/8s,
2021	95,000	99,038	95,000	99,038	75,000	78,188
PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	260,000	273,000	260,000	273,000	205,000	215,250
PAETEC Holding Corp. 144A sr.
unsec. notes 9 7/8s, 2018	230,000	238,338	230,000	238,338	--	--
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	180,000	182,700	115,000	116,725	55,000	55,825
Qwest Corp. sr. notes FRN 3.497s,
2013	1,475,000	1,508,188	--	--	--	--
Qwest Corp. sr. unsec. unsub.
notes 8 7/8s, 2012	646,000	679,915	694,000	730,435	251,000	264,178
Qwest Corp. sr. unsec. unsub.
notes 7 1/4s, 2025	85,000	87,975	115,000	119,025	55,000	56,925
Rogers Communications, Inc.
company guaranty sr. unsec. bonds
8 3/4s, 2032 (Canada)	225,000	292,531	--	--	--	--
Rogers Communications, Inc. sec.
notes 6 3/8s, 2014 (Canada)	--	--	631,000	707,708	330,000	370,116
SBA Telecommunications, Inc.
company guaranty sr. unsec. notes
8 1/4s, 2019	20,000	21,400	20,000	21,400	15,000	16,050
SBA Telecommunications, Inc.
company guaranty sr. unsec. notes
8s, 2016	435,000	462,731	470,000	499,963	135,000	143,606
Sprint Capital Corp. company
guaranty 6 7/8s, 2028	1,245,000	1,179,638	1,275,000	1,208,063	305,000	288,988
Sprint Nextel Corp. sr. notes
8 3/8s, 2017	565,000	620,794	550,000	604,313	300,000	329,625
Sprint Nextel Corp. sr. unsec.
notes 6s, 2016	145,000	144,819	145,000	144,819	120,000	119,850
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	--	--	270,000	346,232	599,000	768,122
Time Warner Cable, Inc. company
guaranty sr. unsec. notes 7 1/2s,
2014	50,000	57,512	50,000	57,512	90,000	103,521
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
8 1/4s, 2014	340,000	395,918	770,000	896,639	325,000	378,451
Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes
6 3/4s, 2039	105,000	114,861	200,000	218,783	230,000	251,600
Verizon Communications, Inc. sr.
unsec. notes 7.35s, 2039	--	--	18,000	21,627	492,000	591,132
Verizon Communications, Inc. sr.
unsec. unsub. notes 8 3/4s, 2018	614,000	799,783	961,000	1,251,778	69,000	89,878
Verizon New Jersey, Inc. debs. 8s,
2022	--	--	160,000	190,891	165,000	196,856
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	--	--	240,000	292,571	505,000	615,617
Virgin Media Finance PLC company
guaranty sr. notes Ser. 1, 9 1/2s,
2016 (United Kingdom)	295,000	333,350	180,000	203,400	180,000	203,400
Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 1/4s,
2018 (Netherlands)	360,000	374,400	355,000	369,200	--	--
Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017
(Netherlands)	500,000	566,250	470,000	532,275	320,000	362,400
Windstream Corp. company guaranty
sr. unsec. unsub. notes 8 1/8s,
2018	85,000	90,100	85,000	90,100	70,000	74,200
Windstream Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s,
2017	385,000	408,581	385,000	408,581	280,000	297,150
Windstream Corp. company guaranty
sr. unsec. unsub. notes 7 3/4s,
2021	200,000	209,000	205,000	214,225	--	--

		24,799,163		28,142,641		14,706,086

Conglomerates		--%		--%		0.1%
Honeywell International, Inc. sr.
unsec. unsub. notes 5 3/8s, 2041	155,000	158,127	315,000	321,355	255,000	260,144
Honeywell International, Inc. sr.
unsec. unsub. notes 4 1/4s, 2021	120,000	123,754	255,000	262,977	150,000	154,692

		281,881		584,332		414,836

Consumer cyclicals		1.9%		2.5%		3.3%
Affinion Group Holdings, Inc. 144A
company guaranty sr. notes
11 5/8s, 2015	245,000	245,000	240,000	240,000	--	--
Affinion Group, Inc. company
guaranty sr. unsec. sub. notes
11 1/2s, 2015	215,000	221,988	215,000	221,988	--	--

Affinion Group, Inc. 144A sr.
notes 7 7/8s, 2018		315,000	294,525	315,000	294,525	250,000	233,750
AMC Entertainment, Inc. sr. sub.
notes 8s, 2014		115,000	115,288	115,000	115,288	--	--
AMC Entertainment, Inc. 144A sr.
sub. notes 9 3/4s, 2020		420,000	429,450	420,000	429,450	155,000	158,488
American Casino & Entertainment
Properties LLC sr. notes 11s, 2014		296,000	309,320	301,000	314,545	100,000	104,500
American Media, Inc. 144A notes
13 1/2s, 2018		11,246	12,118	14,107	15,200	7,394	7,967
Ameristar Casinos, Inc. 144A sr.
notes 7 1/2s, 2021		250,000	257,813	250,000	257,813	205,000	211,406
ARAMARK Holdings Corp. 144A sr.
notes 8 5/8s, 2016 (PIK)		105,000	106,838	105,000	106,838	85,000	86,488
Autonation, Inc. company guaranty
sr. unsec. notes 6 3/4s, 2018		90,000	93,825	90,000	93,825	65,000	67,763
Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s,
2015		110,000	97,625	110,000	97,625	105,000	93,188
Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2018		150,000	129,188	150,000	129,188	55,000	47,369
Beazer Homes USA, Inc. 144A sr.
notes 9 1/8s, 2019		170,000	146,200	170,000	146,200	60,000	51,600
Bon-Ton Department Stores, Inc.
(The) company guaranty 10 1/4s,
2014		365,000	365,000	370,000	370,000	165,000	165,000
Brickman Group Holdings, Inc. 144A
sr. notes 9 1/8s, 2018		70,000	70,525	70,000	70,525	55,000	55,413
Building Materials Corp. 144A
company guaranty sr. notes 7 1/2s,
2020		240,000	251,100	240,000	251,100	--	--
Building Materials Corp. 144A sr.
notes 7s, 2020		95,000	99,513	95,000	99,513	45,000	47,138
Building Materials Corp. 144A sr.
notes 6 7/8s, 2018		110,000	112,200	110,000	112,200	85,000	86,700
Building Materials Corp. 144A sr.
notes 6 3/4s, 2021		95,000	95,475	95,000	95,475	75,000	75,375
Burlington Coat Factory Warehouse
Corp. 144A company guaranty sr.
unsec. notes 10s, 2019		205,000	202,950	205,000	202,950	80,000	79,200
Caesars Entertainment Operating
Co., Inc. company guaranty sr.
notes 10s, 2018		--	--	5,000	4,513	190,000	171,475
Caesars Entertainment Operating
Co., Inc. sr. notes 11 1/4s, 2017		1,265,000	1,396,244	1,270,000	1,401,763	395,000	435,981
CBS Corp. company guaranty sr.
unsec. notes 7 7/8s, 2030		200,000	238,687	415,000	495,275	320,000	381,899
CBS Corp. sr. unsec. unsub. notes
4 1/2s, 2021		210,000	212,480	430,000	435,079	--	--
Cedar Fair LP/Canada's Wonderland
Co./Magnum Management Corp.
company guaranty sr. unsec. notes
9 1/8s, 2018		45,000	48,038	45,000	48,038	35,000	37,363
Cengage Learning Acquisitions,
Inc. 144A sr. notes 10 1/2s, 2015		400,000	362,000	400,000	362,000	85,000	76,925
Cenveo Corp. company guaranty sr.
notes 8 7/8s, 2018		225,000	218,250	230,000	223,100	85,000	82,450
Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016		240,000	235,800	325,000	319,313	--	--
Choice Hotels International, Inc.
company guaranty sr. unsec. unsub.
notes 5.7s, 2020		185,000	188,232	385,000	391,726	550,000	559,609
Chrysler Group, LLC/CG Co-Issuer,
Inc. 144A company guaranty sr.
notes 8 1/4s, 2021		375,000	368,438	375,000	368,438	110,000	108,075
Cinemark USA, Inc. company
guaranty sr. unsec. notes 8 5/8s,
2019		150,000	164,250	155,000	169,725	50,000	54,750
Cinemark USA, Inc. 144A company
guaranty sr. sub. notes 7 3/8s,
2021		55,000	54,725	55,000	54,725	50,000	49,750
CityCenter Holdings LLC/CityCenter
Finance Corp. 144A company
guaranty sr. notes 10 3/4s, 2017
(PIK)		350,000	379,750	355,000	385,175	225,000	244,125
Clear Channel Communications, Inc.
company guaranty unsec. unsub.
notes 10 3/4s, 2016		90,000	81,225	90,000	81,225	60,000	54,150
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014		225,000	196,875	230,000	201,250	185,000	161,875
Clear Channel Communications, Inc.
144A company guaranty sr. notes
9s, 2021		275,000	265,719	280,000	270,550	60,000	57,975
Clear Channel Worldwide Holdings,
Inc. company guaranty sr. unsec.
unsub. notes Ser. B, 9 1/4s, 2017		720,000	784,800	650,000	708,500	195,000	212,550
Compucom Systems, Inc. 144A sr.
sub. notes 12 1/2s, 2015		215,000	226,288	195,000	205,238	90,000	94,725
Cumulus Media, Inc. 144A sr. notes
7 3/4s, 2019		290,000	279,850	290,000	279,850	85,000	82,025
DISH DBS Corp. company guaranty
6 5/8s, 2014		55,000	57,888	10,000	10,525	--	--
DISH DBS Corp. company guaranty
sr. unsec. notes 7 7/8s, 2019		445,000	480,044	505,000	544,769	95,000	102,481
DISH DBS Corp. 144A company
guaranty sr. unsec. notes 6 3/4s,
2021		235,000	240,875	240,000	246,000	55,000	56,375
DR Horton, Inc. sr. notes 7 7/8s,
2011		--	--	--	--	15,000	15,038
Echostar DBS Corp. sr. notes
6 3/8s, 2011		225,000	226,969	240,000	242,100	175,000	176,531
Expedia, Inc. company guaranty sr.
unsec. notes 7.456s, 2018		1,320,000	1,468,500	455,000	506,188	305,000	339,313
FelCor Lodging Escrow LP 144A sr.
notes 6 3/4s, 2019 (R)		370,000	355,200	375,000	360,000	305,000	292,800
FelCor Lodging LP company guaranty
sr. notes 10s, 2014 (R)		352,000	395,120	356,000	399,610	--	--
Ford Motor Credit Co., LLC sr.
unsec. notes 8 1/8s, 2020		355,000	411,800	355,000	411,800	285,000	330,600
Ford Motor Credit Co., LLC sr.
unsec. notes 7s, 2015		100,000	108,016	125,000	135,020	120,000	129,619
Ford Motor Credit Co., LLC sr.
unsec. notes 5s, 2018		475,000	473,376	485,000	483,342	395,000	393,649
General Motors Financial Co., Inc.
144A sr. notes 6 3/4s, 2018		130,000	130,325	130,000	130,325	--	--
Goodyear Tire & Rubber Co. (The)
sr. unsec. notes 10 1/2s, 2016		41,000	46,125	40,000	45,000	32,000	36,000
Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015		300,000	312,000	300,000	312,000	220,000	228,800
Gymboree Corp. 144A sr. unsec.
notes 9 1/8s, 2018		125,000	117,500	125,000	117,500	45,000	42,300
Hanesbrands, Inc. company guaranty
sr. unsec. notes 6 3/8s, 2020		190,000	184,300	190,000	184,300	150,000	145,500
Home Depot, Inc. (The) sr. unsec.
notes 5.95s, 2041		--	--	--	--	300,000	308,948
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		416,000	464,844	652,000	728,554	154,000	172,082
Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes
Ser. Q, 6 3/4s, 2016 (R)		110,000	113,575	--	--	--	--
Interactive Data Corp. 144A
company guaranty sr. notes
10 1/4s, 2018		520,000	565,500	515,000	560,063	225,000	244,688
Isle of Capri Casinos, Inc.
company guaranty 7s, 2014		308,000	305,305	305,000	302,331	149,000	147,696
Isle of Capri Casinos, Inc. 144A
company guaranty sr. unsec. notes
7 3/4s, 2019		205,000	207,050	205,000	207,050	105,000	106,050
Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		690,000	716,738	720,000	747,900	200,000	207,750
Jarden Corp. company guaranty sr.
unsec. sub. notes Ser. 1, 7 1/2s,
2020	EUR	50,000	73,309	50,000	73,309	50,000	73,309
Johnson Controls, Inc. sr. unsec.
notes 5.7s, 2041		$35,000	35,555	$75,000	76,190	$--	--
Lamar Media Corp. company guaranty
sr. sub. notes 7 7/8s, 2018		90,000	94,275	90,000	94,275	70,000	73,325
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		787,000	767,325	1,053,000	1,026,675	60,000	58,500
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016		260,000	269,750	265,000	274,938	40,000	41,500
Liberty Media, LLC. debs. 8 1/4s,
2030		195,000	188,175	245,000	236,425	120,000	115,800
Limited Brands, Inc. company
guaranty sr. unsec. notes 6 5/8s,
2021		230,000	234,600	235,000	239,700	90,000	91,800
M/I Homes, Inc. company guaranty
sr. unsec. notes 8 5/8s, 2018		420,000	413,175	415,000	408,256	165,000	162,319
Macy's Retail Holdings, Inc.
company guaranty sr. unsec. notes
5.9s, 2016		245,000	275,013	255,000	286,238	110,000	123,475
Mashantucket Western Pequot Tribe
144A bonds Ser. A, 8 1/2s, 2015
(In default) (NON)		285,000	22,800	255,000	20,400	175,000	14,000
Masonite International Corp. 144A
company guaranty sr. notes 8 1/4s,
2021 (Canada)		80,000	79,500	80,000	79,500	65,000	64,594

McClatchy Co. (The) company
guaranty sr. notes 11 1/2s, 2017		195,000	207,188	195,000	207,188	65,000	69,063
MGM Resorts International company
guaranty sr. notes 9s, 2020		60,000	65,700	60,000	65,700	45,000	49,275
MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s,
2016		95,000	89,063	95,000	89,063	75,000	70,313
MGM Resorts International company
guaranty sr. unsec. notes 6 5/8s,
2015		125,000	117,188	130,000	121,875	90,000	84,375
MGM Resorts International sr.
notes 10 3/8s, 2014		30,000	34,050	30,000	34,050	20,000	22,700
MGM Resorts International sr.
notes 6 3/4s, 2012		315,000	316,575	436,000	438,180	--	--
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016		180,000	191,700	180,000	191,700	80,000	85,200
MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014		360,000	372,150	360,000	372,150	170,000	175,738
Navistar International Corp. sr.
notes 8 1/4s, 2021		380,000	412,300	375,000	406,875	155,000	168,175
Needle Merger Sub Corp. 144A sr.
unsec. notes 8 1/8s, 2019		205,000	206,538	205,000	206,538	80,000	80,600
News America Holdings, Inc.
company guaranty 7 3/4s, 2024		--	--	350,000	428,202	300,000	367,030
News America Holdings, Inc. debs.
7 3/4s, 2045		210,000	250,923	690,000	824,462	819,000	978,601
Nielsen Finance, LLC/Nielsen
Finance Co. 144A company guaranty
sr. unsec. notes 7 3/4s, 2018		215,000	225,750	210,000	220,500	165,000	173,250
Nortek, Inc. 144A company guaranty
sr. notes 8 1/2s, 2021		100,000	92,500	100,000	92,500	80,000	74,000
Nortek, Inc. 144A company guaranty
sr. unsec. notes 10s, 2018		165,000	165,000	165,000	165,000	60,000	60,000
Owens Corning company guaranty sr.
unsec. notes 9s, 2019		670,000	797,300	670,000	797,300	235,000	279,650
Penn National Gaming, Inc. sr.
unsec. sub. notes 8 3/4s, 2019		140,000	152,250	145,000	157,688	25,000	27,188
Penske Automotive Group, Inc.
company guaranty sr. unsec. sub.
notes 7 3/4s, 2016		400,000	408,000	405,000	413,100	170,000	173,400
PETCO Animal Supplies, Inc. 144A
company guaranty sr. notes 9 1/4s,
2018		145,000	153,700	145,000	153,700	55,000	58,300
PHH Corp. sr. unsec. unsub. notes
9 1/4s, 2016		140,000	153,125	140,000	153,125	105,000	114,844
Pinnacle Entertainment, Inc.
company guaranty sr. unsec. notes
8 5/8s, 2017		45,000	48,319	40,000	42,950	30,000	32,213
Pinnacle Entertainment, Inc.
company guaranty sr. unsec. sub.
notes 7 1/2s, 2015		380,000	386,650	400,000	407,000	160,000	162,800
Ply Gem Industries, Inc. 144A sr.
notes 8 1/4s, 2018		100,000	94,750	100,000	94,750	--	--
Pulte Group, Inc. company guaranty
sr. unsec. notes 7 5/8s, 2017		235,000	243,225	240,000	248,400	95,000	98,325
Pulte Group, Inc. company guaranty
sr. unsec. unsub. notes 7 7/8s,
2032		195,000	178,425	200,000	183,000	160,000	146,400
QVC Inc. 144A sr. notes 7 3/8s,
2020		160,000	168,400	155,000	163,138	115,000	121,038
Realogy Corp. company guaranty sr.
unsec. notes 10 1/2s, 2014		--	--	--	--	10,000	9,900
Realogy Corp. company guaranty sr.
unsec. unsub. notes 11 1/2s, 2017		380,000	385,700	380,000	385,700	140,000	142,100
Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019		80,000	79,200	80,000	79,200	--	--
Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s,
2018		115,000	119,025	115,000	119,025	90,000	93,150
Roofing Supply Group, LLC/Roofing
Supply Finance, Inc. 144A sr.
notes 8 5/8s, 2017		335,000	334,581	340,000	339,575	135,000	134,831
Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016		330,000	290,400	335,000	294,800	235,000	206,800
Scotts Miracle-Gro Co. (The) 144A
sr. notes 6 5/8s, 2020		210,000	214,725	210,000	214,725	85,000	86,913
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014		50,000	50,125	70,000	70,175	30,000	30,075
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s,
2016		326,000	361,860	331,000	367,410	124,000	137,640
Sears Holdings Corp. 144A sr.
notes 6 5/8s, 2018		200,000	185,500	200,000	185,500	70,000	64,925
Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016		350,000	396,375	360,000	407,700	--	--
Standard Pacific Corp. company
guaranty sr. unsec. notes 8 3/8s,
2021		80,000	78,400	80,000	78,400	60,000	58,800
Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes
7s, 2015		30,000	30,075	30,000	30,075	20,000	20,050
Staples, Inc. sr. unsec. notes
9 3/4s, 2014		195,000	232,146	405,000	482,149	245,000	291,670
SugarHouse HSP Gaming Prop. Mezz
LP/Sugarhouse HSP Gaming Finance
Corp. 144A notes 8 5/8s, 2016		105,000	107,100	105,000	107,100	90,000	91,800
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023		--	--	--	--	115,000	145,998
Time Warner, Inc. company guaranty
sr. unsec. notes 4.7s, 2021		180,000	182,928	390,000	396,343	565,000	574,190
Time Warner, Inc. company guaranty
sr. unsec. notes 3.15s, 2015		230,000	237,860	485,000	501,574	105,000	108,588
Time Warner, Inc. debs. 9.15s, 2023		--	--	25,000	33,639	105,000	141,283
Toys R Us - Delaware, Inc. 144A
company guaranty sr. notes 7 3/8s,
2016		65,000	65,650	65,000	65,650	50,000	50,500
Toys R Us Property Co., LLC
company guaranty sr. unsec. notes
10 3/4s, 2017		535,000	595,188	555,000	617,438	215,000	239,188
Travelport LLC company guaranty
11 7/8s, 2016		50,000	43,000	50,000	43,000	35,000	30,100
Travelport LLC company guaranty
9 7/8s, 2014		270,000	248,400	275,000	253,000	210,000	193,200
Travelport, LLC/Travelport, Inc.
company guaranty sr. unsec. notes
9s, 2016		190,000	169,575	185,000	165,113	150,000	133,875
TRW Automotive, Inc. company
guaranty sr. unsec. unsub. notes
Ser. REGS, 6 3/8s, 2014	EUR	165,000	249,829	140,000	211,976	105,000	158,982
TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$100,000	111,000	$--	--	$--	--
TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes
7s, 2014		330,000	364,650	370,000	408,850	120,000	132,600
Universal City Development
Partners, Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015		550,000	611,875	565,000	628,563	45,000	50,063
Univision Communications, Inc.
144A company guaranty sr. unsec.
notes 8 1/2s, 2021		240,000	239,400	240,000	239,400	185,000	184,538
Vertis, Inc. company guaranty sr.
notes 13 1/2s, 2014 (In default)
(F)(NON)(PIK)		224,245	11,212	227,196	11,360	106,392	5,320
Visteon Corp. 144A sr. notes
6 3/4s, 2019		200,000	193,000	200,000	193,000	165,000	159,225
Vulcan Materials Co. sr. unsec.
unsub. notes 7 1/2s, 2021		90,000	89,881	95,000	94,874	--	--
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037		540,000	620,180	844,000	969,318	198,000	227,399
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 5s, 2040		--	--	50,000	47,077	120,000	112,984
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 4 7/8s, 2040		--	--	--	--	655,000	601,344
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. company guaranty 1st
mtge. notes 7 3/4s, 2020		155,000	168,369	155,000	168,369	60,000	65,175
XM Satellite Radio, Inc. 144A
company guaranty sr. unsec. notes
13s, 2013		450,000	527,625	455,000	533,488	70,000	82,075
XM Satellite Radio, Inc. 144A sr.
unsec. notes 7 5/8s, 2018		300,000	313,500	300,000	313,500	160,000	167,200
Yankee Candle Co. company guaranty
sr. notes Ser. B, 8 1/2s, 2015		445,000	458,350	445,000	458,350	175,000	180,250
YCC Holdings, LLC/Yankee Finance,
Inc. 144A sr. unsec. notes
10 1/4s, 2016		185,000	185,463	185,000	185,463	80,000	80,200
Yonkers Racing Corp. 144A sr.
notes 11 3/8s, 2016		484,000	525,140	498,000	540,330	125,000	135,625

			33,800,175		36,479,357		17,732,923

Consumer staples			1.0%		1.5%		1.9%
ACCO Brands Corp. company guaranty
sr. notes 10 5/8s, 2015		190,000	212,088	190,000	212,088	70,000	78,138
Altria Group, Inc. company
guaranty sr. unsec. notes 9.7s,
2018		300,000	394,236	620,000	814,755	375,000	492,795
Altria Group, Inc. company
guaranty sr. unsec. notes 9 1/4s,

2019		20,000	26,079	40,000	52,158	--	--
Anheuser-Busch InBev Worldwide,
Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019		--	--	345,000	433,946	210,000	264,189
Anheuser-Busch InBev Worldwide,
Inc. company guaranty unsec.
unsub. notes 5 3/8s, 2020		315,000	347,003	325,000	358,019	450,000	495,719
Avis Budget Car Rental, LLC
company guaranty sr. unsec. unsub.
notes 9 5/8s, 2018		70,000	74,725	70,000	74,725	50,000	53,375
Avis Budget Car Rental, LLC
company guaranty sr. unsec. unsub.
notes 7 3/4s, 2016		120,000	122,100	145,000	147,538	75,000	76,313
Bumble Bee Acquisition Corp. 144A
company guaranty sr. notes 9s, 2017		225,000	226,125	225,000	226,125	85,000	85,425
Bunge Ltd., Finance Corp. company
guaranty unsec. unsub. notes 4.1s,
2016		135,000	139,852	280,000	290,063	100,000	103,594
Burger King Corp. company guaranty
sr. unsec. notes 9 7/8s, 2018		180,000	191,700	175,000	186,375	140,000	149,100
Central Garden & Pet Co. company
guaranty sr. sub. notes 8 1/4s,
2018		320,000	330,400	320,000	330,400	230,000	237,475
CKE Holdings, Inc. 144A sr. notes
10 1/2s, 2016 (PIK)		140,000	135,450	145,000	140,288	115,000	111,263
CKE Restaurants, Inc. company
guaranty sr. notes 11 3/8s, 2018		380,000	415,150	375,000	409,688	45,000	49,163
Claire's Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) (NON)		256,907	249,842	229,929	223,606	107,912	104,944
Claire's Stores, Inc. 144A notes
8 7/8s, 2019		205,000	191,675	205,000	191,675	70,000	65,450
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		350,000	382,375	350,000	382,375	130,000	142,025
CVS Caremark Corp. jr. unsec. sub.
bonds FRB 6.302s, 2037		245,000	238,569	290,000	282,388	453,000	441,109
CVS Caremark Corp. sr. unsec.
unsub. notes 6.6s, 2019		80,000	92,970	--	--	--	--
CVS Pass-Through Trust 144A
company guaranty notes 7.507s, 2032		--	--	443,305	525,254	14,640	17,346
CVS Pass-Through Trust 144A
pass-through certificates 6.117s,
2013		458,748	483,994	--	--	--	--
Darden Restaurants, Inc. sr.
unsec. unsub. notes 6.8s, 2037		205,000	228,015	425,000	472,714	205,000	228,015
Dave & Buster's, Inc. company
guaranty sr. unsec. unsub. notes
11s, 2018		295,000	315,650	295,000	315,650	110,000	117,700
Dean Foods Co. company guaranty
sr. unsec. unsub. notes 7s, 2016		290,000	287,100	290,000	287,100	115,000	113,850
Dean Foods Co. 144A sr. notes
9 3/4s, 2018		65,000	69,063	65,000	69,063	50,000	53,125
Delhaize Group company guaranty
sr. unsec. bond 5 7/8s, 2014
(Belgium)		135,000	148,062	310,000	339,993	370,000	405,798
Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United
Kingdom)		280,000	320,982	390,000	447,082	235,000	269,396
Diageo Investment Corp. company
guaranty 8s, 2022 (Canada)		--	--	165,000	212,822	135,000	174,127
DineEquity, Inc. 144A sr. unsec.
notes 9 1/2s, 2018		285,000	309,225	285,000	309,225	145,000	157,325
Dole Food Co. sr. notes 13 7/8s,
2014		107,000	128,133	88,000	105,380	21,000	25,148
Dole Food Co. 144A sr. notes 8s,
2016		170,000	178,075	190,000	199,025	35,000	36,663
Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		240,000	249,900	240,000	249,900	190,000	197,838
General Mills, Inc. sr. unsec.
notes 5.65s, 2019		75,000	84,681	170,000	191,944	200,000	225,816
H.J. Heinz Co. sr. unsec. notes
5.35s, 2013		216,000	233,868	492,000	532,699	--	--
Hertz Corp. company guaranty sr.
unsec. notes 8 7/8s, 2014		23,000	23,575	24,000	24,600	15,000	15,375
Hertz Corp. 144A company guaranty
sr. unsec. notes 7 1/2s, 2018		100,000	103,000	95,000	97,850	75,000	77,250
Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	250,000	381,793	250,000	381,793	70,000	106,902
JBS USA LLC/JBS USA Finance, Inc.
company guaranty sr. unsec. notes
11 5/8s, 2014		$310,000	356,500	$325,000	373,750	$40,000	46,000
JBS USA LLC/JBS USA Finance, Inc.
144A sr. unsec. notes 7 1/4s, 2021		760,000	739,100	765,000	743,963	625,000	607,813
Kraft Foods, Inc. sr. unsec. notes
6 1/2s, 2017		20,000	23,511	27,000	31,740	--	--
Kraft Foods, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040		410,000	451,053	875,000	962,612	660,000	726,085
Kroger Co. company guaranty
6 3/4s, 2012		--	--	--	--	150,000	156,838
Kroger Co. company guaranty 6.4s,
2017		234,000	274,118	748,000	876,239	100,000	117,144
Kroger Co. sr. notes 6.15s, 2020		--	--	40,000	46,072	--	--
Landry's Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015		45,000	48,150	45,000	48,150	40,000	42,800
Landry's Restaurants, Inc. 144A
company guaranty sr. notes
11 5/8s, 2015		105,000	112,350	105,000	112,350	--	--
Libbey Glass, Inc. sr. notes 10s,
2015		113,000	122,605	117,000	126,945	77,000	83,545
McDonald's Corp. sr. unsec. bond
6.3s, 2037		56,000	65,036	302,000	350,732	300,000	348,409
McDonald's Corp. sr. unsec. notes
5.7s, 2039		174,000	187,490	393,000	423,469	270,000	290,933
Michael Foods, Inc. 144A sr. notes
9 3/4s, 2018		125,000	133,750	125,000	133,750	95,000	101,650
PepsiCo, Inc. sr. unsec. notes
7.9s, 2018		185,000	238,419	346,000	445,908	82,000	105,678
Pinnacle Foods Finance
LLC/Pinnacle Foods Finance Corp.
company guaranty sr. unsec. notes
9 1/4s, 2015		460,000	477,250	475,000	492,813	100,000	103,750
Prestige Brands, Inc. company
guaranty sr. unsec. notes 8 1/4s,
2018		210,000	219,975	210,000	219,975	165,000	172,838
Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s,
2018		105,000	109,988	105,000	109,988	85,000	89,038
Reddy Ice Corp. company guaranty
sr. notes 11 1/4s, 2015		290,000	296,525	290,000	296,525	115,000	117,588
Revlon Consumer Products Corp.
company guaranty notes 9 3/4s, 2015		520,000	559,000	545,000	585,875	375,000	403,125
Rite Aid Corp. company guaranty
sr. notes 7 1/2s, 2017		245,000	243,163	225,000	223,313	105,000	104,213
Rite Aid Corp. company guaranty
sr. unsec. unsub. notes 9 1/2s,
2017		709,000	646,963	737,000	672,513	157,000	143,263
Rite Aid Corp. company guaranty
sr. unsub. notes 8s, 2020		80,000	86,200	80,000	86,200	--	--
Roadhouse Financing, Inc. 144A sr.
notes 10 3/4s, 2017		170,000	178,500	170,000	178,500	65,000	68,250
RSC Equipment Rental, Inc. company
guaranty sr. unsec. notes 8 1/4s,
2021		140,000	139,300	140,000	139,300	--	--
RSC Equipment Rental, Inc. 144A
sr. sec. notes 10s, 2017		145,000	161,675	130,000	144,950	--	--
Service Corporation International
sr. notes 7s, 2019		115,000	121,038	115,000	121,038	90,000	94,725
Service Corporation International
sr. unsec. unsub. notes 6 3/4s,
2016		625,000	673,438	645,000	694,988	--	--
Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014		490,000	568,400	510,000	591,600	65,000	75,400
Spectrum Brands, Inc. sr. unsec.
sub. bonds 12s, 2019		160,512	177,366	168,907	186,642	103,576	114,451
Spectrum Brands, Inc. 144A sr.
notes 9 1/2s, 2018		155,000	169,725	155,000	169,725	115,000	125,925
Stewart Enterprises, Inc. 144A
company guaranty sr. unsec. notes
6 1/2s, 2019		200,000	199,750	200,000	199,750	80,000	79,900
Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		885,000	1,050,938	285,000	338,438	45,000	53,438
United Rentals North America, Inc.
company guaranty sr. unsec. sub.
notes 8 3/8s, 2020		105,000	105,000	105,000	105,000	85,000	85,000
United Rentals North America, Inc.
company guaranty sr. unsec. unsub.
notes 9 1/4s, 2019		55,000	59,675	55,000	59,675	10,000	10,850
Wendy's Co. (The) company guaranty
sr. unsec. unsub. notes 10s, 2016		510,000	564,825	525,000	581,438	175,000	193,813
West Corp. 144A sr. notes 7 7/8s,
2019		155,000	150,350	155,000	150,350	120,000	116,400
West Corp. 144A sr. unsec. notes
8 5/8s, 2018		115,000	116,150	115,000	116,150	--	--
WPP Finance UK company guaranty
sr. unsec. notes 8s, 2014 (United
Kingdom)		110,000	129,034	235,000	275,664	295,000	346,047

		17,271,765		20,934,396		10,296,660

Energy		1.1%		1.7%		2.6%
Alpha Natural Resources, Inc.
company guaranty sr. unsec. notes
6 1/4s, 2021	185,000	185,463	185,000	185,463	75,000	75,188
Alpha Natural Resources, Inc.
company guaranty sr. unsec. notes
6s, 2019	195,000	195,731	195,000	195,731	80,000	80,300
Anadarko Finance Co. company
guaranty sr. unsec. unsub. notes
Ser. B, 7 1/2s, 2031	840,000	970,256	1,095,000	1,264,798	700,000	808,547
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	105,000	117,551	105,000	117,551	30,000	33,586
Anadarko Petroleum Corp. sr.
unsec. notes 6 3/8s, 2017	35,000	40,122	35,000	40,122	30,000	34,390
Apache Corp. sr. unsec. unsub.
notes 3 5/8s, 2021	255,000	247,684	525,000	509,938	425,000	412,807
Arch Coal, Inc. company guaranty
sr. unsec. notes 7 1/4s, 2020	240,000	244,200	240,000	244,200	75,000	76,313
Arch Coal, Inc. 144A company
guaranty sr. unsec. notes 7s, 2019	250,000	249,375	250,000	249,375	100,000	99,750
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	107,000	107,134	105,000	105,131	99,000	99,124
ATP Oil & Gas Corp. company
guaranty sr. notes 11 7/8s, 2015	120,000	121,800	120,000	121,800	45,000	45,675
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes
3.2s, 2016 (United Kingdom)	430,000	437,171	885,000	899,759	570,000	579,506
Brigham Exploration Co. company
guaranty sr. unsec. notes 8 3/4s,
2018	205,000	223,450	205,000	223,450	55,000	59,950
Brigham Exploration Co. 144A
company guaranty sr. unsec. notes
6 7/8s, 2019	65,000	64,675	65,000	64,675	55,000	54,725
Carrizo Oil & Gas, Inc. company
guaranty sr. unsec notes 8 5/8s,
2018	390,000	401,700	385,000	396,550	160,000	164,800
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s,
2020	200,000	216,000	200,000	216,000	155,000	167,400
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s,
2017	450,000	465,750	455,000	470,925	155,000	160,425
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s,
2021	10,000	10,075	10,000	10,075	--	--
Chesapeake Energy Corp. company
guaranty 6 1/2s, 2017	95,000	100,463	--	--	--	--
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	--	--	225,000	245,250	230,000	250,700
Chesapeake Midstream Partners
LP/CHKM Finance Corp. 144A company
guaranty sr. unsec. notes 5 7/8s,
2021	100,000	98,750	105,000	103,688	40,000	39,500
Complete Production Services, Inc.
company guaranty 8s, 2016	380,000	397,100	395,000	412,775	80,000	83,600
Compton Petroleum Finance Corp.
company guaranty sr. unsec. notes
10s, 2017 (Canada)	170,624	123,702	167,638	121,538	65,189	47,262
Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s,
2022	275,000	275,688	275,000	275,688	110,000	110,275
CONSOL Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s,
2020	530,000	577,700	525,000	572,250	380,000	414,200
CONSOL Energy, Inc. company
guaranty sr. unsec. notes 8s, 2017	310,000	337,900	310,000	337,900	20,000	21,800
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s,
2021	40,000	39,800	40,000	39,800	30,000	29,850
Crosstex Energy LP/Crosstex Energy
Finance Corp. company guaranty sr.
unsec. notes 8 7/8s, 2018	325,000	346,125	320,000	340,800	230,000	244,950
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
8 1/4s, 2020	339,000	369,510	339,000	369,510	109,000	118,810
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
6 3/8s, 2021	145,000	146,450	145,000	146,450	45,000	45,450
EXCO Resources, Inc. company
guaranty sr. unsec. notes 7 1/2s,
2018	585,000	568,913	580,000	564,050	215,000	209,088
Ferrellgas LP/Ferrellgas Finance
Corp. 144A sr. unsec. notes
6 1/2s, 2021	145,000	137,025	145,000	137,025	55,000	51,975
Forbes Energy Services Ltd. 144A
company guaranty sr. unsec. notes
9s, 2019	185,000	182,225	185,000	182,225	150,000	147,750
Frac Tech Services, LLC/Frac Tech
Finance, Inc. 144A company
guaranty sr. notes 7 1/8s, 2018	265,000	268,975	265,000	268,975	95,000	96,425
Gazprom OAO Via Gaz Capital SA
144A sr. unsec. 6.51s, 2022
(Russia)	230,000	243,800	507,000	537,420	438,000	464,280
Gazprom Via Gaz Capital SA 144A
company guaranty sr. unsec. bond
8.146s, 2018 (Russia)	158,000	183,326	324,000	375,934	288,000	334,164
Gazprom Via OAO White Nights
Finance BV notes 10 1/2s, 2014
(Netherlands)	1,000,000	1,185,560	1,000,000	1,185,560	1,200,000	1,422,672
Goodrich Petroleum Corp. 144A sr.
notes 8 7/8s, 2019	420,000	420,000	425,000	425,000	165,000	165,000
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	645,000	664,350	645,000	664,350	265,000	272,950
Hercules Offshore, Inc. 144A sr.
notes 10 1/2s, 2017	135,000	141,075	150,000	156,750	50,000	52,250
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	85,000	84,150	75,000	74,250	35,000	34,650
Inergy LP/Inergy Finance Corp.
144A sr. notes 6 7/8s, 2021	315,000	315,000	315,000	315,000	125,000	125,000
James River Escrow, Inc. 144A sr.
notes 7 7/8s, 2019	100,000	99,000	105,000	103,950	--	--
Key Energy Services, Inc. company
guaranty unsec. unsub. notes
6 3/4s, 2021	230,000	227,700	230,000	227,700	85,000	84,150
Laredo Petroleum, Inc. 144A sr.
notes 9 1/2s, 2019	190,000	200,450	185,000	195,175	90,000	94,950
MEG Energy Corp. 144A company
guaranty sr. unsec. notes 6 1/2s,
2021 (Canada)	205,000	206,025	205,000	206,025	50,000	50,250
Milagro Oil & Gas 144A notes
10 1/2s, 2016	275,000	258,500	275,000	258,500	110,000	103,400
Motiva Enterprises, LLC 144A sr.
notes 5.2s, 2012	--	--	80,000	83,634	70,000	73,180
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2016	5,000	5,163	145,000	149,713	165,000	170,363
Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014	375,000	380,625	335,000	340,025	--	--
Noble Holding International, Ltd.
company guaranty sr. unsec. notes
6.05s, 2041	245,000	251,142	510,000	522,785	285,000	292,145
Offshore Group Investments, Ltd.
company guaranty sr. notes
11 1/2s, 2015 (Cayman Islands)	225,000	244,688	225,000	244,688	120,000	130,500
Offshore Group Investments, Ltd.
144A company guaranty sr. notes
11 1/2s, 2015 (Cayman Islands)	60,000	65,250	60,000	65,250	50,000	54,375
OPTI Canada, Inc. company guaranty
sr. sec. notes 8 1/4s, 2014
(Canada) (In default) (NON)	220,000	91,300	215,000	89,225	100,000	41,500
OPTI Canada, Inc. company guaranty
sr. sec. notes 7 7/8s, 2014
(Canada) (In default) (NON)	605,000	248,050	625,000	256,250	175,000	71,750
OPTI Canada, Inc. 144A company
guaranty sr. notes 9 3/4s, 2013
(Canada)	75,000	74,250	75,000	74,250	55,000	54,450
OPTI Canada, Inc. 144A sr. notes
9s, 2012 (Canada)	10,000	10,050	10,000	10,050	10,000	10,050
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	610,000	689,300	420,000	474,600	240,000	271,200
Peabody Energy Corp. company
guaranty sr. unsec. unsub. notes
6 1/2s, 2020	25,000	26,875	25,000	26,875	20,000	21,500
Petroleos de Venezuela SA sr.
unsec. notes 4.9s, 2014 (Venezuela)	1,920,000	1,483,200	1,980,000	1,529,550	2,165,000	1,672,463
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018	345,000	382,950	345,000	382,950	255,000	283,050
Plains Exploration & Production
Co. company guaranty 7 3/4s, 2015	70,000	72,538	50,000	51,813	40,000	41,450
Plains Exploration & Production
Co. company guaranty 7s, 2017	555,000	571,650	595,000	612,850	185,000	190,550
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	30,000	29,550	40,000	39,400	20,000	19,700
Quicksilver Resources, Inc. sr.
notes 11 3/4s, 2016	370,000	423,650	375,000	429,375	185,000	211,825
Range Resources Corp. company

guaranty sr. sub. notes 6 3/4s,
2020	115,000	119,025	110,000	113,850	85,000	87,975
Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s,
2018	315,000	348,863	315,000	348,863	125,000	138,438
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	995,000	1,019,875	810,000	830,250	165,000	169,125
SandRidge Energy, Inc. 144A
company guaranty sr. unsec. notes
7 1/2s, 2021	60,000	60,750	60,000	60,750	50,000	50,625
SandRidge Energy, Inc. 144A
company guaranty sr. unsec. unsub.
notes 8s, 2018	115,000	117,300	135,000	137,700	90,000	91,800
Shell International Finance BV
company guaranty sr. unsec. notes
3.1s, 2015 (Netherlands)	270,000	281,864	570,000	595,046	585,000	610,705
SM Energy Co. 144A sr. unsec.
notes 6 5/8s, 2019	125,000	125,313	125,000	125,313	50,000	50,125
Total Capital SA company guaranty
sr. unsec. unsub. notes 3s, 2015
(France)	295,000	306,577	615,000	639,135	395,000	410,501
Unit Corp. company guaranty sr.
sub. notes 6 5/8s, 2021	75,000	74,602	75,000	74,602	60,000	59,681
Weatherford Bermuda company
guaranty sr. unsec. notes 9 7/8s,
2039 (Switzerland)	100,000	140,386	230,000	322,887	270,000	379,041
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
notes 6.8s, 2037	--	--	110,000	116,846	90,000	95,601
Weatherford International, Inc.
company guaranty sr. unsec. unsub.
notes 6.35s, 2017	--	--	130,000	147,138	100,000	113,183
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016
(Switzerland)	--	--	95,000	104,127	105,000	115,088
Whiting Petroleum Corp. company
guaranty 7s, 2014	370,000	397,750	385,000	413,875	85,000	91,375
Williams Cos., Inc. (The) notes
7 3/4s, 2031	26,000	30,347	22,000	25,678	15,000	17,508
Williams Cos., Inc. (The) sr.
unsec. notes 7 7/8s, 2021	70,000	86,762	63,000	78,086	48,000	59,494

		20,657,044		23,676,510		14,218,153

Financials		1.9%		3.7%		6.5%
Abbey National Treasury Service
bank guaranty sr. unsec. unsub.
notes FRN 1.854s, 2014 (United
Kingdom)	135,000	134,194	285,000	283,299	255,000	253,478
ACE Cash Express, Inc. 144A sr.
notes 11s, 2019	205,000	205,513	205,000	205,513	85,000	85,213
Aflac, Inc. sr. unsec. notes 6.9s,
2039	220,000	230,187	450,000	470,836	135,000	141,251
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
8.3s, 2015	160,000	178,800	160,000	178,800	115,000	128,513
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
8s, 2020	145,000	154,063	140,000	148,750	50,000	53,125
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
7 1/2s, 2020	140,000	146,300	140,000	146,300	50,000	52,250
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
FRN 2.454s, 2014	236,000	225,719	177,000	169,289	114,000	109,034
Ally Financial, Inc. unsec. sub.
notes 8s, 2018	155,000	165,850	155,000	165,850	60,000	64,200
Ally Financial, Inc. 144A company
guaranty notes 6 1/4s, 2017	210,000	208,600	210,000	208,600	80,000	79,467
American Express Co. sr. unsec.
notes 8 1/8s, 2019	420,000	532,471	870,000	1,102,975	625,000	792,367
American International Group, Inc.
jr. sub. bonds FRB 8.175s, 2058	275,000	300,465	270,000	295,002	205,000	223,983
American International Group, Inc.
sr. unsec. Ser. MTN, 5.85s, 2018	647,000	667,917	1,286,000	1,327,576	1,244,000	1,284,218
Bank of America NA sub. notes
Ser. BKNT, 5.3s, 2017	--	--	250,000	257,687	750,000	773,060
Bank of Montreal sr. unsec. bond
2 1/8s, 2013 (Canada)	185,000	189,377	390,000	399,228	200,000	204,732
Bank of New York Mellon Corp.
(The) sr. unsec. notes 4.3s, 2014	270,000	291,860	610,000	659,387	160,000	172,954
Bank of New York Mellon Corp.
(The) sr. unsec. notes 2.95s, 2015	30,000	30,919	30,000	30,919	140,000	144,291
Bank of New York Mellon Corp.
(The) 144A sr. unsec. notes Ser.
MTN, 2 1/2s, 2016	20,000	20,182	20,000	20,182	65,000	65,592
BankAmerica Capital III bank
guaranteed jr. unsec. FRN 0.848s,
2027	580,000	468,856	327,000	264,338	1,146,000	926,394
Barclays Bank PLC jr. unsec. sub.
notes FRN 6.278s, 2049	130,000	112,775	230,000	199,525	325,000	281,938
Barclays Bank PLC 144A jr. unsec.
sub. notes FRN 6.86s, 2049	260,000	238,550	575,000	527,563	200,000	183,500
Barclays Bank PLC 144A sub. notes
10.179s, 2021	508,000	637,372	285,000	357,581	275,000	345,034
Bear Stearns Cos., Inc. (The)
notes 5.7s, 2014	20,000	22,089	135,000	149,104	5,000	5,522
Bear Stearns Cos., Inc. (The) sr.
unsec. notes 7 1/4s, 2018	--	--	240,000	284,998	46,000	54,625
Bosphorus Financial Services, Ltd.
144A sr. notes FRN 2.061s, 2012	37,500	37,203	99,188	98,402	112,875	111,981
Camden Property Trust sr. unsec.
notes 4 7/8s, 2023 (R)	190,000	185,403	390,000	380,563	140,000	136,612
Capital One Capital III company
guaranty 7.686s, 2036	--	--	231,000	236,198	811,000	829,248
Capital One Capital IV company
guaranty jr. unsec. sub. notes FRN
6.745s, 2037	235,000	237,350	235,000	237,350	100,000	101,000
Capital One Capital V company
guaranty jr. unsec. sub. notes
10 1/4s, 2039	270,000	286,200	345,000	365,700	--	--
CB Richard Ellis Services, Inc.
company guaranty sr. unsec. notes
6 5/8s, 2020	85,000	87,338	85,000	87,338	70,000	71,925
CB Richard Ellis Services, Inc.
company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	280,000	324,450	280,000	324,450	35,000	40,556
CIT Group, Inc. 144A bonds 7s, 2017	1,345,000	1,341,638	1,345,000	1,341,638	995,000	992,513
CIT Group, Inc. 144A bonds 7s, 2016	585,000	582,806	585,000	582,806	430,000	428,388
CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	305,000	317,963	305,000	317,963	--	--
Citigroup, Inc. sr. notes 6 1/2s,
2013	940,000	1,022,305	895,000	973,364	810,000	880,922
Citigroup, Inc. sub. notes 5s, 2014	--	--	839,000	879,237	225,000	235,791
Citigroup, Inc. unsec. sub. notes
6 5/8s, 2032	222,000	229,817	277,000	286,754	976,000	1,010,367
Citigroup, Inc. unsec. sub. notes
6 1/8s, 2036	530,000	509,358	1,105,000	1,061,964	--	--
CNO Financial Group, Inc. 144A
company guaranty sr. notes 9s, 2018	140,000	148,400	145,000	153,700	115,000	121,900
Community Choice Financial, Inc.
144A sr. notes 10 3/4s, 2019	250,000	253,750	255,000	258,825	205,000	208,075
Corrections Corporation of America
company guaranty sr. notes 7 3/4s,
2017	550,000	598,125	570,000	619,875	140,000	152,250
Credit Suisse First Boston USA,
Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	490,000	499,752	764,000	779,206	180,000	183,583
Credit Suisse Guernsey, Ltd. jr.
unsec. sub. notes FRN 5.86s, 2017
(United Kingdom)	44,000	42,042	352,000	336,336	581,000	555,146
Deutsche Bank AG London sr. unsec.
notes 2 3/8s, 2013 (United Kingdom)	5,000	5,071	--	--	--	--
Deutsche Bank AG/London sr. unsec.
notes 3 7/8s, 2014 (United Kingdom)	375,000	394,161	820,000	861,899	155,000	162,920
Deutsche Bank Capital Funding
Trust VII 144A jr. unsec. sub.
bonds FRB 5.628s, perpetual
maturity	--	--	235,000	206,800	1,000,000	880,000
Duke Realty LP sr. unsec. notes
6 1/2s, 2018 (R)	--	--	411,000	457,076	339,000	377,005
E*Trade Financial Corp. sr. notes
6 3/4s, 2016	180,000	176,400	180,000	176,400	150,000	147,000
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017	185,000	216,450	185,000	216,450	20,000	23,400
Fleet Capital Trust V bank
guaranteed jr. sub. FRN 1.247s,
2028	790,000	619,440	217,000	170,150	--	--
GATX Financial Corp. notes 5.8s,
2016	--	--	120,000	131,498	130,000	142,456
GE Capital Trust I unsec. sub.
bonds FRB 6 3/8s, 2067	--	--	975,000	998,156	1,450,000	1,484,438
General Electric Capital Corp. sr.
unsec. FRN Ser. MTN, 0.466s, 2016	260,000	246,124	600,000	567,978	--	--
General Electric Capital Corp. sr.
unsec. notes Ser. MTN, 6 7/8s, 2039	1,141,000	1,279,731	2,446,000	2,743,403	764,000	856,893
Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	335,000	388,861	990,000	1,149,171	1,105,000	1,282,661
Goldman Sachs Group, Inc. (The)

sub. notes 6 3/4s, 2037	736,000	733,240	1,148,000	1,143,696	270,000	268,988
Highwood Realty LP sr. unsec.
bonds 5.85s, 2017 (R)	--	--	340,000	371,010	290,000	316,450
HSBC Finance Capital Trust IX FRN
5.911s, 2035	--	--	700,000	661,500	800,000	756,000
HSBC Finance Corp. 144A sr. unsec.
sub. notes 6.676s, 2021	843,000	864,929	1,314,000	1,348,181	310,000	318,064
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	--	--	300,000	309,610	500,000	516,017
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	185,000	188,238	190,000	193,325	80,000	81,400
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s,
2014	40,000	40,800	35,000	35,700	23,000	23,460
Icahn Enterprises LP/Icahn
Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018	575,000	583,625	585,000	593,775	195,000	197,925
International Lease Finance Corp.
sr. unsec. Ser. MTN, 5 5/8s, 2013	625,000	634,375	--	--	--	--
International Lease Finance Corp.
sr. unsec. notes 6 1/4s, 2019	65,000	63,538	65,000	63,538	55,000	53,763
JPMorgan Chase & Co. sr. notes 6s,
2018	1,044,000	1,161,089	1,537,000	1,709,381	336,000	373,684
JPMorgan Chase Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	330,000	366,720	--	--
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	--	--	674,000	669,409	1,460,000	1,450,054
KB Home company guaranty 6 3/8s,
2011	--	--	317,000	317,793	288,000	288,720
Lehman Brothers E-Capital Trust I
FRN zero %, 2065 (In default) (NON)	1,375,000	138	1,845,000	185	--	--
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	295,000	306,063	335,000	347,563	95,000	98,563
Liberty Mutual Group, Inc. 144A
company guaranty jr. sub. notes
FRB 10 3/4s, 2058	1,145,000	1,505,675	--	--	--	--
Liberty Mutual Insurance Co. 144A
notes 7.697s, 2097	--	--	490,000	452,756	510,000	471,236
Marsh & McLennan Cos., Inc. sr.
unsec. notes 6 1/4s, 2012	35,000	36,195	720,000	744,580	--	--
Marsh & McLennan Cos., Inc. sr.
unsec. notes 5 3/8s, 2014	--	--	380,000	412,215	--	--
Merrill Lynch & Co., Inc. jr. sub.
bonds 7 3/4s, 2038	--	--	300,000	332,560	--	--
Merrill Lynch & Co., Inc. sr.
unsec. notes 6.4s, 2017	--	--	10,000	10,916	--	--
Merrill Lynch & Co., Inc. sr.
unsec. notes Ser. MTN, 6 7/8s, 2018	1,226,000	1,356,468	1,640,000	1,814,526	236,000	261,115
MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	--	--	300,000	313,412	385,000	402,212
MetLife, Inc. sr. unsec. 6 3/4s,
2016	155,000	180,413	130,000	151,314	--	--
Metropolitan Life Global Funding I
144A notes 3.65s, 2018	1,175,000	1,149,708	1,525,000	1,492,174	--	--
MPT Operating Partnership LP/MPT
Finance Corp. 144A company
guaranty sr. notes 6 7/8s, 2021 (R)	145,000	142,463	145,000	142,463	55,000	54,038
National Money Mart Co. company
guaranty sr. unsec. unsub. notes
10 3/8s, 2016 (Canada)	240,000	263,400	245,000	268,888	100,000	109,750
Nationwide Financial Services
notes 5 5/8s, 2015	--	--	125,000	134,119	425,000	456,003
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	--	--	145,000	145,200	150,000	150,207
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	--	--	210,000	233,151	--	--
Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes
10 1/2s, 2015	290,000	296,525	310,000	316,975	100,000	102,250
Omega Healthcare Investors, Inc.
144A sr. notes 6 3/4s, 2022 (R)	280,000	276,150	280,000	276,150	105,000	103,556
OneAmerica Financial Partners,
Inc. 144A bonds 7s, 2033	--	--	520,000	486,183	1,129,000	1,055,578
OneBeacon US Holdings, Inc.
company guaranty sr. unsec. notes
5 7/8s, 2013	--	--	71,000	74,233	249,000	260,338
Progressive Corp. (The) jr. unsec.
sub. notes FRN 6.7s, 2037	250,000	259,700	555,000	576,534	190,000	197,372
Provident Funding Associates
LP/PFG Finance Corp. 144A sr.
notes 10 1/4s, 2017	160,000	175,200	155,000	169,725	20,000	21,900
Provident Funding Associates
LP/PFG Finance Corp. 144A sr.
notes 10 1/8s, 2019	140,000	142,100	140,000	142,100	110,000	111,650
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	320,000	374,399	225,000	263,249	370,000	432,899
Residential Capital LLC company
guaranty jr. notes 9 5/8s, 2015	295,000	292,788	305,000	302,713	205,000	203,463
Royal Bank of Scotland PLC (The)
bank guaranty sr. unsec. unsub.
notes 3.95s, 2015 (United Kingdom)	295,000	295,933	620,000	621,962	480,000	481,519
Russian Agricultural Bank OJSC Via
RSHB Capital SA 144A notes 7 3/4s,
2018 (Russia)	--	--	110,000	125,120	100,000	113,745
Russian Agricultural Bank OJSC Via
RSHB Capital SA 144A notes 7 1/8s,
2014 (Russia)	120,000	129,900	110,000	119,075	100,000	108,250
Sabra Health Care LP/Sabra Capital
Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018 (R)	85,000	85,000	80,000	80,000	65,000	65,000
Santander Holdings USA, Inc. sr.
unsec. unsub. notes 4 5/8s, 2016	63,000	63,313	129,000	129,641	93,000	93,462
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 (R)	--	--	307,000	344,254	297,000	333,041
Simon Property Group LP sr. unsec.
unsub. notes 10.35s, 2019 (R)	5,000	6,921	10,000	13,842	--	--
Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 (R)	100,000	109,849	147,000	161,479	7,000	7,689
Simon Property Group LP sr. unsec.
unsub. notes 4 3/8s, 2021 (R)	205,000	201,771	145,000	142,716	--	--
SLM Corp. sr. notes Ser. MTN, 8s,
2020	225,000	241,606	220,000	236,237	155,000	166,440
SLM Corp. sr. unsec. unsub. notes
Ser. MTN, 8.45s, 2018	140,000	153,666	135,000	148,178	110,000	120,737
Springleaf Finance Corp. sr.
unsec. notes Ser. MTNI, 4 7/8s,
2012	755,000	751,225	780,000	776,100	55,000	54,725
State Street Capital Trust IV
company guaranty jr. unsec. sub.
bonds FRB 1.247s, 2037	--	--	475,000	382,462	--	--
USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN
4.136s, 2014	45,000	41,850	45,000	41,850	20,000	18,600
Vnesheconombank Via VEB Finance,
PLC 144A bank guaranteed bonds
6.8s, 2025 (Russia)	2,000,000	2,031,800	2,000,000	2,031,800	2,200,000	2,234,980
Vornado Realty LP sr. unsec.
unsub. notes 4 1/4s, 2015 (R)	195,000	202,394	405,000	420,356	180,000	186,825
VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	500,000	523,650	500,000	523,650	600,000	628,380
VTB Bank OJSC Via VTB Capital SA
144A sr. unsec. notes 6 7/8s, 2018
(Russia)	1,976,000	2,120,248	1,800,000	1,931,400	1,887,000	2,024,751
Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017	--	--	250,000	278,886	500,000	557,773
Wachovia Corp. sr. unsec. notes
5 3/4s, 2017	95,000	105,627	105,000	116,745	60,000	66,712
Westpac Banking Corp. sr. unsec.
bonds 3s, 2015 (Australia)	90,000	90,568	150,000	150,946	315,000	316,986
Westpac Banking Corp. sr. unsec.
notes 4 7/8s, 2019 (Australia)	220,000	228,675	485,000	504,124	80,000	83,155
Westpac Capital Trust III 144A
unsec. sub. notes FRN 5.819s,
perpetual maturity (Australia)	--	--	295,000	292,109	230,000	227,746
Willis Group North America, Inc.
company guaranty 6.2s, 2017	--	--	70,000	76,324	40,000	43,614
ZFS Finance USA Trust V 144A bonds
FRB 6 1/2s, 2037	--	--	312,000	312,780	411,000	412,028

		33,603,412		52,203,510		35,324,584

Health care		0.6%		0.9%		1.2%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	344,000	400,591	538,000	626,506	126,000	146,728
Aetna, Inc. sr. unsec. unsub.
notes 6 3/4s, 2037	--	--	286,000	325,936	318,000	362,405
Amgen, Inc. sr. unsec. notes
3.45s, 2020	345,000	328,703	730,000	695,516	500,000	476,380
AstraZeneca PLC sr. unsec. unsub.
notes 6.45s, 2037 (United Kingdom)	270,000	313,246	422,000	489,592	99,000	114,857
Aviv Healthcare Properties LP 144A
sr. notes 7 3/4s, 2019	215,000	219,838	215,000	219,838	80,000	81,800
Biomet, Inc. company guaranty sr.
unsec. notes 10s, 2017	145,000	158,050	150,000	163,500	110,000	119,900
Capella Healthcare, Inc. 144A
company guaranty sr. notes 9 1/4s,
2017	295,000	311,225	295,000	311,225	115,000	121,325
CDRT Merger Sub, Inc. 144A company
guaranty sr. unsec. notes 8 1/8s,

2019		125,000	125,000	130,000	130,000	50,000	50,000
CHS/Community Health Systems, Inc.
company guaranty sr. unsec. sub.
notes 8 7/8s, 2015		560,000	576,800	565,000	581,950	225,000	231,750
CIGNA Corp. sr. unsec. unsub.
notes 4 1/2s, 2021		235,000	234,655	490,000	489,281	350,000	349,486
ConvaTec Healthcare E SA 144A sr.
notes 7 3/8s, 2017 (Luxembourg)	EUR	105,000	150,621	105,000	150,621	100,000	143,449
ConvaTec Healthcare E SA 144A sr.
unsec. notes 10 1/2s, 2018
(Luxembourg)		$545,000	564,075	$545,000	564,075	$130,000	134,550
DaVita, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2020		70,000	71,225	70,000	71,225	55,000	55,963
DaVita, Inc. company guaranty sr.
unsec. notes 6 3/8s, 2018		210,000	212,625	210,000	212,625	80,000	81,000
Elan Finance PLC/Elan Finance
Corp. company guaranty sr. unsec.
notes 8 3/4s, 2016 (Ireland)		570,000	599,213	390,000	409,988	165,000	173,456
Endo Pharmaceuticals Holdings,
Inc. 144A company guaranty sr.
unsec. notes 7s, 2019		155,000	158,875	155,000	158,875	130,000	133,250
Giant Funding Corp. 144A sr. notes
8 1/4s, 2018 (Spain)		270,000	281,475	275,000	286,688	110,000	114,675
HCA Holdings, Inc. 144A sr. unsec.
notes 7 3/4s, 2021		250,000	259,375	250,000	259,375	195,000	202,313
HCA, Inc. company guaranty sr.
notes 9 5/8s, 2016 (PIK)		238,000	253,173	226,000	240,408	145,000	154,244
HCA, Inc. sr. sec. notes 9 1/4s,
2016		275,000	291,844	190,000	201,638	141,000	149,636
HCA, Inc. sr. unsec. notes 6 1/4s,
2013		50,000	51,750	48,000	49,680	--	--
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016		320,000	332,000	335,000	347,563	125,000	129,688
IASIS Healthcare, LLC/IASIS
Capital Corp. 144A sr. notes
8 3/8s, 2019		465,000	459,188	470,000	464,125	185,000	182,688
Johnson & Johnson sr. unsec. notes
4.85s, 2041		335,000	324,258	700,000	677,553	335,000	324,258
Kindred Healthcare, Inc. 144A
Company guranty sr. notes 8 1/4s,
2019		75,000	74,625	75,000	74,625	60,000	59,700
Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018		210,000	223,125	210,000	223,125	80,000	85,000
Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s,
2037		45,000	49,960	95,000	105,472	135,000	149,881
Select Medical Corp. company
guaranty 7 5/8s, 2015		88,000	87,120	86,000	85,140	66,000	65,340
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017		80,000	82,600	75,000	77,438	35,000	36,138
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015
(PIK)		87,885	90,302	82,392	84,658	38,449	39,506
Talecris Biotherapeutics Holdings
Corp. company guaranty sr. unsec.
notes 7 3/4s, 2016		63,000	71,420	63,000	71,420	45,000	51,014
Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018		67,000	76,129	54,000	61,358	34,000	38,633
Tenet Healthcare Corp. sr. notes
9s, 2015		601,000	644,573	624,000	669,240	45,000	48,263
Tenet Healthcare Corp. sr. notes
8 7/8s, 2019		155,000	171,081	155,000	171,081	115,000	126,931
Tenet Healthcare Corp. sr. unsec.
notes 8s, 2020		260,000	264,225	250,000	254,063	195,000	198,169
Teva Pharmaceutical Finance II
BV/Teva Pharmaceutical Finance III
LLC company guaranty sr. unsec.
unsub. notes 3s, 2015 (Netherland
Antilles)		135,000	138,712	295,000	303,112	410,000	421,274
United Surgical Partners
International, Inc. company
guaranty sr. unsec. sub. notes
8 7/8s, 2017		120,000	125,400	125,000	130,625	85,000	88,825
UnitedHealth Group, Inc. sr.
unsec. unsub. notes 4.7s, 2021		310,000	320,697	640,000	662,085	--	--
Valeant Pharmaceuticals
International 144A company
guaranty sr. notes 7s, 2020		45,000	43,538	40,000	38,700	35,000	33,863
Valeant Pharmaceuticals
International 144A company
guaranty sr. unsec. notes 6 7/8s,
2018		105,000	102,900	105,000	102,900	25,000	24,500
Valeant Pharmaceuticals
International 144A sr. notes
6 3/4s, 2017		45,000	44,100	40,000	39,200	35,000	34,300
Vanguard Health Systems, Inc. sr.
unsec. notes zero %, 2016		300,000	197,625	305,000	200,919	120,000	79,050
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)		395,000	417,995	465,000	492,070	295,000	312,173
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)		10,000	10,532	225,000	236,979	140,000	147,453
WellPoint, Inc. notes 7s, 2019		95,000	113,338	220,000	262,467	260,000	310,188

			10,027,802		12,474,460		6,384,002

Technology			0.6%		0.8%		1.1%
Advanced Micro Devices, Inc. sr.
unsec. notes 8 1/8s, 2017		15,000	15,675	15,000	15,675	25,000	26,125
Advanced Micro Devices, Inc. sr.
unsec. notes 7 3/4s, 2020		90,000	92,700	90,000	92,700	65,000	66,950
Alcatel-Lucent USA, Inc. unsec.
debs. 6.45s, 2029		195,000	175,500	200,000	180,000	--	--
Avaya, Inc. company guaranty sr.
unsec. notes 10 1/8s, 2015 (PIK)		100,000	102,750	100,000	102,750	90,000	92,475
Avaya, Inc. company guaranty sr.
unsec. notes 9 3/4s, 2015		355,000	362,100	355,000	362,100	85,000	86,700
Avaya, Inc. 144A company guaranty
sr. notes 7s, 2019		285,000	275,738	285,000	275,738	65,000	62,888
Buccaneer Merger Sub, Inc. 144A
sr. notes 9 1/8s, 2019		275,000	286,000	275,000	286,000	105,000	109,200
Ceridian Corp. company guaranty
sr. unsec. notes 12 1/4s, 2015
(PIK)		440,000	446,600	460,000	466,900	220,000	223,300
Ceridian Corp. sr. unsec. notes
11 1/4s, 2015		190,000	190,000	165,000	165,000	--	--
Cisco Systems, Inc. company
guaranty sr. unsec. unsub. notes
3.15s, 2017		395,000	403,703	825,000	843,178	595,000	608,110
CommScope, Inc. 144A sr. notes
8 1/4s, 2019		205,000	211,150	205,000	211,150	80,000	82,400
Computer Sciences Corp. sr. unsec.
notes 6 1/2s, 2018		108,000	115,663	222,000	237,751	325,000	348,059
Dell, Inc. sr. unsec. notes
5 7/8s, 2019		215,000	241,275	470,000	527,439	365,000	409,607
Eagle Parent Inc. 144A sr. notes
8 5/8s, 2019 (Canada)		145,000	139,744	145,000	139,744	120,000	115,650
Fidelity National Information
Services, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2020		80,000	84,900	80,000	84,900	60,000	63,675
Fidelity National Information
Services, Inc. company guaranty
sr. unsec. notes 7 5/8s, 2017		155,000	164,494	155,000	164,494	20,000	21,225
First Data Corp. company guaranty
sr. unsec. notes 10.55s, 2015 (PIK)		1,776,302	1,842,913	1,776,302	1,842,913	178,199	184,881
First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019		130,000	130,975	130,000	130,975	65,000	65,488
First Data Corp. 144A sr. bonds
12 5/8s, 2021		560,000	599,200	560,000	599,200	260,000	278,200
Freescale Semiconductor, Inc. 144A
company guaranty sr. notes
10 1/8s, 2018		100,000	111,250	100,000	111,250	--	--
Freescale Semiconductor, Inc. 144A
company guaranty sr. notes 9 1/4s,
2018		285,000	307,088	285,000	307,088	210,000	226,275
Freescale Semiconductor, Inc. 144A
company guaranty sr. unsec. notes
10 3/4s, 2020		211,000	238,430	208,000	235,040	127,000	143,510
Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014		95,000	106,567	235,000	263,614	125,000	140,220
Hewlett-Packard Co. sr. unsec.
notes 5 1/2s, 2018		135,000	150,972	160,000	178,930	183,000	204,651
Hewlett-Packard Co. sr. unsec.
notes 3 3/4s, 2020		110,000	106,951	325,000	315,991	135,000	131,258
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018		--	--	--	--	5,000	5,194
Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s,
2020		470,000	486,450	625,000	646,875	25,000	25,875
Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015
(F)		167,000	164,495	173,000	170,405	119,000	117,215
Lexmark International Inc, sr.
unsec. notes 5.9s, 2013		1,925,000	2,052,402	--	--	--	--
Microsoft Corp. sr. unsec. unsub.
notes 5.3s, 2041		60,000	61,360	85,000	86,927	--	--
Microsoft Corp. sr. unsec. unsub.
notes 4.2s, 2019		250,000	262,723	555,000	583,245	475,000	499,173
NXP BV/NXP Funding, LLC company
guaranty Ser. EXCH, 9 1/2s, 2015

(Netherlands)	140,000	148,400	150,000	159,000	--	--
NXP BV/NXP Funding, LLC 144A
company guaranty sr. notes 9 3/4s,
2018 (Netherlands)	355,000	397,600	360,000	403,200	195,000	218,400
NXP BV/NXP Funding, LLC 144A sr.
sec. notes 10s, 2013 (Netherlands)	34,000	38,080	15,000	16,800	--	--
Oracle Corp. 144A notes 3 7/8s,
2020	--	--	360,000	358,285	290,000	288,619
Oracle Corp. 144A sr. notes
5 3/8s, 2040	--	--	215,000	215,166	310,000	310,239
Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s,
2018 (Cayman Islands)	195,000	204,750	195,000	204,750	75,000	78,750
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	--	--	10,000	10,350	--	--
SunGard Data Systems, Inc. 144A
sr. unsec. notes 7 5/8s, 2020	215,000	217,150	210,000	212,100	165,000	166,650
Xerox Corp. sr. unsec. notes
6 3/4s, 2039	154,000	171,943	336,000	375,148	230,000	256,797
Xerox Corp. sr. unsec. unsub.
notes 5 5/8s, 2019	60,000	65,541	130,000	142,005	164,000	179,144

		11,173,232		11,724,776		5,836,903

Transportation		0.1%		0.2%		0.3%
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	290,000	305,225	290,000	305,225	230,000	242,075
Burlington Northern Santa Fe Corp.
debs. 5 3/4s, 2040	95,000	97,575	155,000	159,201	300,000	308,131
Burlington Northern Santa Fe, LLC
sr. unsec. notes 5.4s, 2041	220,000	216,147	495,000	486,330	130,000	127,723
Delta Air Lines, Inc. sr. notes
Ser. A, 7 3/4s, 2019	210,336	229,267	439,369	478,913	158,921	173,224
Northwest Airlines Corp.
pass-through certificates Ser.
00-1, 7.15s, 2019	--	--	462,321	462,321	399,481	399,481
RailAmerica, Inc. company guaranty
sr. notes 9 1/4s, 2017	324,000	355,590	322,000	353,395	--	--
Southwest Airlines Co.
pass-through certificates Ser.
07-1, 6.15s, 2022	--	--	--	--	--	--
Swift Services Holdings, Inc.
company guaranty sr. notes 10s,
2018	315,000	333,506	315,000	333,506	125,000	132,344
Union Pacific Corp. 144A
pass-through certificates 5.214s,
2014	--	--	115,000	123,601	100,000	107,479
United AirLines, Inc. pass-through
certificates Ser. 07-A, 6.636s,
2022	--	--	139,949	139,600	114,504	114,218
Western Express, Inc. 144A sr.
notes 12 1/2s, 2015	300,000	283,500	305,000	288,225	115,000	108,675

		1,820,810		3,130,317		1,713,350

Utilities and power		0.6%		1.3%		2.6%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	180,000	191,569	412,000	438,480	--	--
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	725,000	768,500	520,000	551,200	150,000	159,000
AES Corp. (The) 144A sr. note
7 3/8s, 2021	165,000	167,475	165,000	167,475	135,000	137,025
Appalachian Power Co. sr. notes
Ser. L, 5.8s, 2035	--	--	145,000	145,568	120,000	120,470
Atmos Energy Corp. sr. unsec. sub.
notes 8 1/2s, 2019	20,000	25,243	45,000	56,796	55,000	69,418
Beaver Valley Funding Corp. sr.
bonds 9s, 2017	--	--	137,000	150,073	483,000	529,088
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	--	--	604,000	673,299	1,168,000	1,302,008
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	--	--	277,334	297,675	973,578	1,044,985
Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	235,000	241,463	230,000	236,325	75,000	77,063
Calpine Corp. 144A sr. notes
7 1/4s, 2017	570,000	578,550	595,000	603,925	175,000	177,625
Colorado Interstate Gas Co. debs.
6.85s, 2037 (Canada)	30,000	32,832	50,000	54,720	25,000	27,360
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	--	--	130,000	150,221	--	--
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	--	--	593,000	621,561	448,000	469,577
Dominion Resources, Inc. jr. sub.
notes FRN Ser. 06-B, 6.3s, 2066	--	--	823,000	803,454	853,000	832,741
Dominion Resources, Inc. unsub.
notes 5.7s, 2012	343,000	362,578	535,000	565,537	126,000	133,192
Dynegy Holdings, Inc. sr. unsec.
notes 7 3/4s, 2019	760,000	552,900	760,000	552,900	280,000	203,700
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	70,000	63,000	80,000	72,000	40,000	36,000
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	30,000	30,188	35,000	35,219	20,000	20,125
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	395,000	314,025	400,000	318,000	135,000	107,325
Edison Mission Energy sr. unsec.
notes 7s, 2017	10,000	8,100	5,000	4,050	5,000	4,050
El Paso Corp. sr. notes Ser. GMTN,
7 3/4s, 2032	225,000	261,736	215,000	250,103	35,000	40,715
El Paso Corp. sr. unsec. notes 7s,
2017	670,000	758,021	700,000	791,963	210,000	237,589
Electricite de France 144A notes
6 1/2s, 2019 (France)	165,000	192,860	375,000	438,318	245,000	286,368
Energy Future Holdings Corp.
company guaranty sr. notes 10s,
2020	100,000	106,146	100,000	106,146	75,000	79,610
Energy Future Intermediate
Holdings Co., LLC sr. notes
9 3/4s, 2019	256,000	261,120	265,000	270,300	--	--
Energy Future/Energy Future
Intermediate Holdings Finance Co.,
LLC sr. notes 10s, 2020	154,000	164,235	159,000	169,567	107,000	114,111
Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s,
2020	300,000	318,000	305,000	323,300	140,000	148,400
Energy Transfer Partners LP sr.
unsec. unsub. notes 5.65s, 2012	170,000	178,116	350,000	366,709	205,000	214,786
Energy Transfer Partners LP sr.
unsec. unsub. notes 4.65s, 2021	125,000	122,291	245,000	239,691	195,000	190,774
Enterprise Products Operating, LLC
company guaranty sr. unsec. unsub.
notes 5.95s, 2041	140,000	138,652	290,000	287,208	420,000	415,956
Enterprise Products Operating, LLC
company guaranty sr. unsec. unsub.
notes 3.2s, 2016	200,000	202,833	410,000	415,809	85,000	86,204
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	13,000	13,243	11,000	11,206	--	--
GenOn Energy, Inc. sr. unsec.
notes 9 7/8s, 2020	425,000	444,125	425,000	444,125	180,000	188,100
GenOn Energy, Inc. sr. unsec.
notes 9 1/2s, 2018	65,000	67,600	65,000	67,600	--	--
Ipalco Enterprises, Inc. 144A sr.
notes 7 1/4s, 2016	105,000	116,395	230,000	254,961	65,000	72,054
ITC Holdings Corp. 144A notes
5 7/8s, 2016	--	--	458,000	520,906	988,000	1,123,702
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	--	--	305,000	340,638	225,000	251,290
Kansas Gas & Electric bonds
5.647s, 2021	--	--	70,761	75,405	66,598	70,970
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	7,000	7,538	152,000	163,687	--	--
MidAmerican Funding, LLC sr. sec.
bonds 6.927s, 2029	470,000	542,191	850,000	980,557	970,000	1,118,989
Nevada Power Co. mtge. sec. notes
7 1/8s, 2019	115,000	137,925	265,000	317,828	310,000	371,799
NRG Energy, Inc. company guaranty
7 3/8s, 2017	100,000	104,750	110,000	115,225	55,000	57,613
NRG Energy, Inc. 144A company
guaranty sr. unsec. notes 7 7/8s,
2021	735,000	733,163	735,000	733,163	265,000	264,338
NV Energy, Inc. sr. unsec. notes
6 1/4s, 2020	160,000	167,981	155,000	162,732	125,000	131,235
NV Energy, Inc. sr. unsec. unsub.
notes 6 3/4s, 2017	210,000	215,105	235,000	240,713	--	--
Pacific Gas & Electric Co. 1st
mtge. 6.05s, 2034	417,000	440,936	650,000	687,310	153,000	161,782
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	--	--	456,000	513,882	985,000	1,110,030
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	--	--	36,469	36,522	31,524	31,570
PSEG Power, LLC company guaranty
sr. unsec. notes 5.32s, 2016	144,000	158,728	185,000	203,921	90,000	99,205
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	75,000	77,875	160,000	166,133	215,000	223,241
Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	240,000	240,000	629,000	629,000	337,000	337,000
Spectra Energy Capital, LLC sr.
notes 8s, 2019	--	--	250,000	305,814	215,000	263,000
Teco Finance, Inc. company

guaranty sr. unsec. unsub. notes
6 3/4s, 2015	10,000	11,414	10,000	11,414	5,000	5,707
Texas Competitive/Texas
Competitive Electric Holdings Co.,
LLC company guaranty sr. unsec.
notes 10 1/2s, 2016 (PIK)	453,691	294,899	453,691	294,899	324,063	210,641
Texas Competitive/Texas
Competitive Electric Holdings Co.,
LLC 144A company guaranty sr.
notes 15s, 2021	185,000	151,700	185,000	151,700	130,000	106,600
Texas Competitive/Texas
Competitive Electric Holdings Co.,
LLC 144A company guaranty sr.
notes 11 1/2s, 2020	200,000	196,500	200,000	196,500	165,000	162,113
Trans-Canada Pipelines, Ltd. jr.
unsec. sub. notes FRN 6.35s, 2067
(Canada)	--	--	180,000	180,948	155,000	155,816
Union Electric Co. sr. sec. notes
6.4s, 2017	140,000	162,282	320,000	370,930	265,000	307,176
West Penn Power Co. 144A 1st mtge.
5.95s, 2017	--	--	75,000	85,483	45,000	51,290

		10,324,783		18,420,794		14,140,526
Total corporate bonds and notes
(cost $179,592,579, $224,179,792
and $125,236,222)		$187,806,191		$237,270,459		$136,537,633

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Growth 5.8%		Balanced 12.6%		Conservative 21.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations
Government National Mortgage
Association Pass-Through
Certificates
4 1/2s, TBA, July 1, 2041	$23,000,000	$24,273,984	$48,000,000	$50,658,749	$37,000,000	$39,049,452
4s, February 20, 2041	990,868	1,008,827	--	--	--	--

		25,282,811		50,658,749		39,049,452

U.S. Government Agency Mortgage Obligations
Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
3 1/2s, with due dates from
December 1, 2040 to January 1, 2041	840,572	804,059	911,268	871,400	871,852	833,981
Federal National Mortgage
Association Pass-Through
Certificates
7s, March 1, 2018	--	--	--	--	177,457	198,974
6s, with due dates from
September 1, 2011 to October 1, 2016	656,710	709,718	--	--	--	--
5 1/2s, TBA, July 1, 2041	26,000,000	28,122,718	54,000,000	58,408,592	28,000,000	30,285,937
5s, TBA, June 1, 2041	3,000,000	3,192,070	2,000,000	2,128,047	2,000,000	2,128,047
4 1/2s, with due dates from
February 1, 2039 to April 1, 2039	575,902	600,424	--	--	--	--
4 1/2s, TBA, July 1, 2041	21,000,000	21,726,797	18,000,000	18,622,969	15,000,000	15,519,141
4s, TBA, July 1, 2041	5,000,000	5,000,000	10,000,000	10,000,000	5,000,000	5,000,000
4s, TBA, July 1, 2026	17,000,000	17,702,578	36,000,000	37,487,812	21,000,000	21,867,890
3 1/2s, with due dates from
December 1, 2040 to March 1, 2041	--	--	949,239	909,193	978,582	937,392

		77,858,364		128,428,013		76,771,362
Total U.S. government and agency
mortgage obligations (cost
$103,406,093, $179,642,646 and
$116,116,641)		$103,141,175		$179,086,762		$115,820,814

U.S. TREASURY OBLIGATIONS(a)	Growth 0.0%		Balanced --%		Conservative --%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Notes 1 3/8s,
February 15, 2013 (i)	$181,000	$184,837	$--	$--	$--	$--

Total U.S. treasury obligations
(cost $184,837, $-- and $--)		$184,837		$--		$--

MORTGAGE-BACKED SECURITIES(a)	Growth 4.0%		Balanced 5.2%		Conservative 9.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Adjustable Rate Mortgage Trust FRB
Ser. 06-1, Class 5A1, 3.414s, 2036	$--	$--	$831,663	$407,515	$457,010	$223,935
Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3, 6.357s, 2051	516,000	559,781	--	--	--	--
FRB Ser. 07-4, Class A3, 5.997s,
2051	176,000	187,669	--	--	--	--
FRB Ser. 07-3, Class A3, 5.802s,
2049	--	--	787,000	830,854	--	--
Ser. 07-2, Class A2, 5.634s, 2049
(F)	1,092,272	1,121,117	1,111,634	1,140,990	--	--
Ser. 06-5, Class A2, 5.317s, 2047	--	--	--	--	2,173,123	2,203,526
Ser. 07-1, Class XW, IO, 0.308s,
2049	1,786,664	21,664	9,714,194	117,788	--	--
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO,
0.946s, 2035	2,041,116	6,736	3,038,357	10,027	--	--
Ser. 07-5, Class XW, IO, 0.59s,
2051	4,384,413	73,600	20,104,943	337,498	17,951,606	301,350
Ser. 04-4, Class XC, IO, 0.535s,
2042	2,791,715	45,596	7,924,089	129,421	6,246,090	102,015
Ser. 04-5, Class XC, IO, 0.51s,
2041	3,666,605	51,332	8,900,044	124,601	9,207,963	128,911
Ser. 05-1, Class XW, IO, 0.094s,
2042	14,167,413	8,498	--	--	17,780,379	10,665
Banc of America Funding Corp. FRB
Ser. 07-B, Class A1, 0.396s, 2047	1,324,858	821,412	--	--	--	--
Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1,
5.986s, 2036	522,356	336,920	552,205	356,172	--	--
FRB Ser. 06-3, Class 35A1,
5.634s, 2036	552,037	358,134	714,401	463,468	--	--
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.586s,
2032	--	--	189,000	203,316	124,000	133,392
FRB Ser. 07-PW16, Class A2,
5.853s, 2040 (F)	435,628	462,837	477,448	507,270	--	--
Ser. 07-PW17, Class A3, 5.736s,
2050 (F)	31,000	32,589	--	--	--	--
Ser. 06-PW14, Class A2, 5.123s,
2038	327,000	330,162	341,000	344,298	--	--
Ser. 05-PWR9, Class A2, 4.735s,
2042	--	--	--	--	594,718	595,877
Ser. 04-PR3I, Class X1, IO,
0.321s, 2041	331,097	6,005	2,218,175	40,233	3,604,165	65,372
Bear Stearns Commercial Mortgage
Securities, Inc. 144A Ser.
06-PW14, Class X1, IO, 0.268s,
2038 (F)	3,276,460	53,191	8,990,797	145,959	8,239,585	133,764
Citigroup Commercial Mortgage
Trust FRB Ser. 07-C6, Class A3,
5.886s, 2049	902,000	947,026	--	--	--	--
Citigroup Commercial Mortgage
Trust 144A Ser. 06-C5, Class XC,
IO, 0.21s, 2049	45,101,283	551,589	74,276,624	908,403	79,372,264	970,723
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
5.407s, 2036	1,103,974	581,005	1,475,828	776,706	--	--
FRB Ser. 07-6, Class 1A3A,
5.265s, 2046	--	--	--	--	1,145,541	572,770
Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD2,
Class A2, 5.408s, 2046	53,893	53,857	--	--	--	--
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.549s, 2049	3,238,670	48,191	9,710,212	144,488	--	--
Ser. 07-CD4, Class XC, IO,
0.167s, 2049	10,832,293	95,324	52,934,039	465,820	--	--
Ser. 07-CD5, Class XS, IO,
0.116s, 2044	--	--	2,977,450	12,904	--	--
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	138,181	145,245	--	--
Ser. 98-C2, Class F, 5.44s, 2030	1,260,204	1,306,283	2,398,067	2,485,752	--	--
Commercial Mortgage Pass-Through
Certificates FRB Ser. 07-C9,
Class A2, 5.811s, 2049	284,951	290,516	363,114	370,207	--	--
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 05-LP5, Class XC, IO,
0.239s, 2043	17,616,995	168,477	39,831,291	380,919	--	--
Ser. 06-C8, Class XS, IO, 0.159s,

2046	13,741,191	157,943	40,738,644	468,254	37,791,902	434,384
Ser. 05-C6, Class XC, IO, 0.097s,
2044	8,700,010	50,552	25,502,915	148,186	12,809,801	74,432
Countrywide Alternative Loan Trust
FRB Ser. 05-84, Class 4A1,
5.777s, 2036	1,992,336	1,235,249	2,138,462	1,325,846	2,386,506	1,479,634
Ser. 07-HY5R, Class 2A1A, 5.544s,
2047	719,296	689,850	369,308	354,189	346,644	332,453
FRB Ser. 06-6CB, Class 2A13,
0.586s, 2036	773,952	332,799	990,066	425,729	--	--
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.413s,
2041	1,726,000	1,785,951	--	--	563,000	582,555
FRB Ser. 07-C4, Class A2, 5.995s,
2039	1,285,435	1,310,606	770,881	785,977	--	--
Ser. 07-C5, Class AAB, 5.62s, 2040	710,000	750,847	737,000	779,400	802,000	848,140
Ser. 07-C2, Class A2, 5.448s, 2049	897,777	907,511	842,163	851,293	--	--
Ser. 07-C1, Class AAB, 5.336s,
2040	888,000	946,519	650,000	692,835	738,000	786,634
Ser. 06-C5, Class A2, 5.246s,
2039 (F)	--	--	1,064,444	1,071,782	--	--
Ser. 06-C5, Class AX, IO, 0.252s,
2039	6,491,123	104,734	17,561,955	283,362	16,003,048	258,209
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.272s,
2049	17,010,900	113,225	46,769,937	311,301	--	--
Ser. 06-C4, Class AX, IO, 0.193s,
2039	6,092,169	82,258	--	--	--	--
Ser. 07-C1, Class AX, IO, 0.167s,
2040	7,288,917	50,833	--	--	--	--
CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	380,733	--	--	--	--
Ser. 98-C1, Class F, 6s, 2040	383,000	400,488	410,000	428,721	--	--
FRB Ser. 03-CK2, Class G, 5.744s,
2036	464,000	465,155	495,000	496,232	487,000	488,212
Ser. 03-C3, Class AX, IO, 1.909s,
2038	4,739,023	116,648	9,184,984	226,083	10,623,946	261,502
Ser. 02-CP3, Class AX, IO, 1.62s,
2035	2,826,548	27,497	11,549,226	112,351	--	--
Ser. 04-C4, Class AX, IO, 0.418s,
2039	471,202	10,696	3,156,920	71,662	--	--
CWCapital Cobalt FRB Ser. 07-C3,
Class A3, 6.01s, 2046	394,000	421,166	--	--	--	--
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust FRB Ser.
06-AR3, Class A5, 0.356s, 2036	--	--	547,049	333,700	300,051	183,031
DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	85,562	85,542	75,149	75,132
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	564,652	--	--
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.852s,
2032	155,135	251,866	--	--	--	--
IFB Ser. 3408, Class EK, 25.04s,
2037	--	--	466,140	701,215	406,082	610,869
IFB Ser. 2979, Class AS, 23.587s,
2034	--	--	74,449	102,583	74,872	103,166
IFB Ser. 3072, Class SM, 23.111s,
2035	233,055	342,611	211,108	310,347	--	--
IFB Ser. 3072, Class SB, 22.964s,
2035	208,496	305,090	216,334	316,559	551,285	806,691
IFB Ser. 3249, Class PS, 21.658s,
2036	192,142	275,858	314,585	451,650	572,658	822,166
IFB Ser. 3065, Class DC, 19.299s,
2035	123,244	164,176	--	--	352,296	469,304
IFB Ser. 2990, Class LB, 16.468s,
2034	216,931	271,687	425,618	533,048	428,194	536,274
IFB Ser. 3031, Class BS, 16.257s,
2035	124,863	163,903	--	--	--	--
IFB Ser. 3727, Class PS, IO,
6.513s, 2038	2,724,651	462,918	--	--	--	--
IFB Ser. 3287, Class SE, IO,
6.513s, 2037	391,998	67,255	2,523,774	433,004	1,449,815	248,745
IFB Ser. 3398, Class SI, IO,
6.463s, 2036	--	--	1,843,686	236,987	1,567,196	201,447
IFB Ser. 3752, Class JS, IO,
6.413s, 2040	3,039,455	542,424	3,393,575	605,621	--	--
IFB Ser. 3861, Class PS, IO,
6.413s, 2037	6,573,058	1,150,285	6,916,315	1,210,355	--	--
IFB Ser. 3708, Class SQ, IO,
6.363s, 2040	1,886,553	346,975	2,067,350	380,227	2,052,928	377,575
IFB Ser. 3751, Class SB, IO,
5.853s, 2039	--	--	--	--	10,623,289	1,635,349
IFB Ser. 3740, Class DS, IO,
5.833s, 2040	10,006,927	1,678,962	8,702,153	1,460,047	6,961,539	1,168,007
Ser. 3747, Class HI, IO, 4 1/2s,
2037	268,153	39,767	118,753	17,611	149,399	22,156
Ser. 3751, Class MI, IO, 4s, 2034	--	--	3,555,993	465,302	3,300,138	431,823
Ser. 3707, Class HI, IO, 4s, 2023	545,481	55,143	242,253	24,489	305,700	30,903
Ser. T-56, Class A, IO, 0.524s,
2043	151,434	3,123	--	--	--	--
Ser. T-56, Class 3, IO, 0.47s,
2043	121,694	304	--	--	--	--
Ser. T-56, Class 1, IO, 0.292s,
2043	162,798	432	--	--	--	--
Ser. T-56, Class 2, IO, 0.118s,
2043	146,257	14	--	--	--	--
Ser. 3327, Class IF, IO, zero %,
2037 (F)	13,761	86	29,488	184	24,160	151
Ser. 3391, PO, zero %, 2037	--	--	47,089	38,077	47,089	38,077
Ser. 3300, PO, zero %, 2037	--	--	--	--	383,049	336,197
Ser. 3206, Class EO, PO, zero %,
2036	--	--	32,113	27,239	32,113	27,239
Ser. 1208, Class F, PO, zero %,
2022	3,662	3,229	--	--	--	--
FRB Ser. 3326, Class YF, zero %,
2037	--	--	28,109	22,079	25,368	19,927
FRB Ser. 3263, Class TA, zero %,
2037	--	--	264	258	214	209
FRB Ser. 3147, Class SF, zero %,
2036	--	--	135,760	125,803	101,474	94,032
FRB Ser. 3117, Class AF, zero %,
2036 (F)	--	--	28,928	27,726	--	--
FRB Ser. 3326, Class WF, zero %,
2035	24,740	20,321	49,394	40,570	51,556	42,346
FRB Ser. 3036, Class AS, zero %,
2035 (F)	--	--	41,593	32,248	--	--
FRB Ser. 3003, Class XF, zero %,
2035	10,982	10,606	39,096	37,758	37,724	36,432
Federal National Mortgage
Association
IFB Ser. 07-75, Class JS,
50.874s, 2037	81,454	162,504	--	--	143,766	286,819
IFB Ser. 06-62, Class PS,
38.785s, 2036	113,616	200,305	216,628	381,916	176,231	310,696
IFB Ser. 06-8, Class HP, 23.885s,
2036	107,760	155,486	--	--	338,069	487,800
IFB Ser. 05-45, Class DA,
23.739s, 2035	--	--	832,245	1,238,471	605,771	901,453
IFB Ser. 07-53, Class SP,
23.519s, 2037	207,351	307,107	322,546	477,722	--	--
IFB Ser. 05-75, Class GS,
19.693s, 2035	227,779	310,127	235,786	321,030	257,586	350,710
IFB Ser. 05-106, Class JC,
19.548s, 2035	--	--	120,951	163,108	115,067	155,173
IFB Ser. 05-83, Class QP,
16.911s, 2034	--	--	79,261	104,490	79,261	104,490
Ser. 03-W10, Class 1, IO, 1.509s,
2043	231,330	11,277	--	--	--	--
Ser. 01-50, Class B1, IO, 0.419s,
2041	1,776,877	26,653	--	--	--	--
Ser. 02-W8, Class 1, IO, 0.341s,
2042	843,451	11,070	--	--	--	--
Ser. 01-79, Class BI, IO, 0.314s,
2045	585,652	7,687	--	--	--	--
Ser. 03-34, Class P1, PO, zero %,
2043	27,542	20,708	--	--	--	--
Ser. 07-64, Class LO, PO, zero %,
2037	--	--	--	--	183,081	161,688
Ser. 07-14, Class KO, PO, zero %,
2037	--	--	116,455	96,916	90,304	75,153
Ser. 06-125, Class OX, PO, zero
%, 2037	--	--	28,722	25,068	27,886	24,338
Ser. 06-84, Class OT, PO, zero %,
2036	--	--	25,645	22,668	25,645	22,668
Ser. 06-46, Class OC, PO, zero %,
2036	--	--	45,848	39,213	--	--
Ser. 04-61, Class CO, PO, zero %,
2031	36,773	36,270	--	--	--	--

FRB Ser. 06-104, Class EK, zero
%, 2036	7,290	6,888	9,623	9,092	13,195	12,466
FRB Ser. 05-117, Class GF, zero
%, 2036	2,867	2,856	3,187	3,175	2,790	2,780
FRB Ser. 06-1, Class HF, zero %,
2032	--	--	3,392	3,390	5,162	5,160
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class X, IO, 1.108s,
2020 (F)	237,508	7,032	918,258	27,188	586,859	17,376
First Horizon Alternative Mortgage
Securities FRB Ser. 06-AA5,
Class A1, 6.3s, 2036	3,800,673	1,824,323	--	--	--	--
First Union National Bank-Bank
of America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.595s,
2033	--	--	784,686	34	698,907	30
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	617,050	538,000	572,367
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	76,379	185,000	199,015	288,000	309,818
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035 (F)	--	--	--	--	703,000	739,352
GE Capital Commercial Mortgage
Corp. 144A
Ser. 05-C2, Class XC, IO, 0.186s,
2043	8,337,120	65,863	14,777,207	116,740	14,209,666	112,256
Ser. 07-C1, Class XC, IO, 0.113s,
2049	23,616,257	117,706	66,019,325	329,047	--	--
Ser. 05-C3, Class XC, IO, 0.104s,
2045	103,872,056	520,194	185,997,275	931,480	171,678,223	859,770
GMAC Commercial Mortgage
Securities, Inc.
Ser. 04-C3, Class AJ, 4.915s, 2041	415,000	412,482	440,000	437,331	--	--
Ser. 97-C1, Class X, IO, 1.32s,
2029	286,609	9,895	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.446s,
2043	2,611,571	36,884	10,984,978	155,143	11,930,992	168,504
GMAC Commercial Mortgage
Securities, Inc. 144A Ser. 99-C3,
Class G, 6.974s, 2036	--	--	70,873	65,203	62,030	57,068
Government National Mortgage
Association
IFB Ser. 11-7, Class SH, IO,
6.414s, 2036	3,250,007	586,951	3,561,470	643,202	3,536,625	638,715
IFB Ser. 11-25, Class SA, IO,
5.914s, 2040	2,902,687	459,894	3,119,145	494,190	3,547,187	562,007
IFB Ser. 11-35, Class AS, IO,
5.914s, 2037	2,816,088	426,356	2,997,644	453,843	3,385,423	512,553
IFB Ser. 11-3, Class S, IO,
5.814s, 2041	6,362,575	1,171,795	5,620,746	1,035,173	--	--
Ser. 06-36, Class OD, PO, zero %,
2036	--	--	22,123	19,897	16,287	14,648
Ser. 99-31, Class MP, PO, zero %,
2029	6,134	5,394	28,978	25,483	14,489	12,741
FRB Ser. 07-73, Class KI, IO,
zero %, 2037	--	--	1,652,690	23,501	633,120	9,003
FRB Ser. 07-35, Class UF, zero %,
2037	8,268	7,895	17,219	16,443	14,185	13,545
Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A2, 5.381s,
2039	1,134,083	1,153,716	1,182,780	1,203,256	--	--
Ser. 05-GG5, Class A2, 5.117s,
2037	567,264	572,402	548,987	553,959	1,252,990	1,264,339
Greenwich Capital Commercial
Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.494s, 2042	8,192,096	118,295	28,818,087	416,136	26,160,713	377,763
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	766,720	780,137	893,685	909,324	--	--
GS Mortgage Securities Corp. II
144A
Ser. 98-C1, Class F, 6s, 2030 (F)	--	--	208,394	208,391	209,883	209,879
Ser. 04-C1, Class X1, IO, 1.164s,
2028	88,059	9	119,972	12	119,972	12
Ser. 03-C1, Class X1, IO, 1.001s,
2040	4,926,829	44,668	4,051,565	36,733	--	--
Ser. 06-GG6, Class XC, IO,
0.168s, 2038	2,979,315	6,016	29,811,931	60,196	21,539,850	43,493
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1,
5.432s, 2037	1,932,275	1,217,333	--	--	1,342,277	845,635
FRB Ser. 06-AR25, Class 5A1,
5.402s, 2036	762,060	446,533	--	--	347,576	203,664
FRB Ser. 06-AR3, Class 2A1A,
2.817s, 2036	1,806,791	903,396	1,806,791	903,396	1,002,970	501,485
FRB Ser. 06-AR39, Class A1,
0.366s, 2037	567,533	319,237	736,658	414,370	870,028	489,391
JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1,
0.386s, 2037	2,545,790	1,272,895	2,708,287	1,354,144	3,033,282	1,516,641
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029
(F)	45,792	47,843	145,961	152,499	--	--
FRB Ser. 07-LD12, Class A3,
6.186s, 2051	1,355,000	1,441,520	5,191,000	5,522,456	--	--
Ser. 07-C1, Class ASB, 5.857s,
2051	1,931,000	2,072,522	338,000	362,772	1,760,000	1,888,990
Ser. 07-LD12, Class A2, 5.827s,
2051	404,000	416,020	--	--	--	--
Ser. 06-CB17, Class A3, 5.45s,
2043	--	--	359,000	364,641	--	--
Ser. 07-LDPX, Class A3S, 5.317s,
2049	--	--	--	--	857,000	895,065
Ser. 06-LDP9, Class A2S, 5.298s,
2047 (F)	1,740,000	1,767,408	1,802,000	1,830,385	1,967,000	1,997,984
Ser. 06-LDP8, Class A2, 5.289s,
2045	131,698	132,370	--	--	--	--
Ser. 06-LDP8, Class X, IO,
0.752s, 2045	2,829,733	61,669	14,932,655	325,432	12,592,311	274,428
Ser. 06-CB17, Class X, IO,
0.696s, 2043	13,130,924	293,401	--	--	--	--
Ser. 07-LDPX, Class X, IO,
0.516s, 2049	4,747,972	56,976	20,029,310	240,352	--	--
Ser. 06-CB16, Class X1, IO,
0.216s, 2045	3,177,739	40,675	14,701,228	188,176	12,290,892	157,323
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	11,639	11,620	73,510	73,392	79,636	79,507
Ser. 03-ML1A, Class X1, IO,
1.487s, 2039	588,380	10,409	--	--	--	--
Ser. 05-LDP2, Class X1, IO,
0.317s, 2042	17,065,740	261,106	41,763,507	638,982	--	--
Ser. 07-CB20, Class X1, IO,
0.198s, 2051	6,957,939	75,130	39,139,980	422,626	31,697,817	342,267
Ser. 05-CB12, Class X1, IO,
0.113s, 2037	3,308,882	25,876	9,471,224	74,066	9,104,591	71,199
Ser. 06-LDP6, Class X1, IO,
0.096s, 2043	--	--	24,152,098	86,948	17,413,181	62,687
Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.743s,
2040 (F)	1,091,000	1,056,907	--	--	--	--
Ser. 07-SL1, Class A1, 5.48s,
2040 (F)	272,735	272,680	--	--	--	--
LB Commercial Conduit Mortgage
Trust 144A
Ser. 99-C1, Class F, 6.41s,
2031 (F)	--	--	149,428	152,029	136,004	138,371
Ser. 99-C1, Class G, 6.41s,
2031 (F)	--	--	159,961	161,877	145,590	147,334
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	139,564	--	--
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	235,048	215,000	226,616
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	3,536,283	3,653,056	--	--	--	--
Ser. 07-C7, Class A2, 5.588s, 2045	1,176,000	1,205,896	660,000	676,778	--	--
Ser. 06-C7, Class A2, 5.3s, 2038	173,000	174,378	--	--	--	--
Ser. 07-C2, Class XW, IO, 0.751s,
2040	1,141,955	24,304	4,445,123	94,604	--	--
LB-UBS Commercial Mortgage Trust
144A
Ser. 03-C5, Class XCL, IO,
0.942s, 2037	1,033,785	10,385	4,775,243	47,971	--	--
Ser. 06-C7, Class XW, IO, 0.909s,
2038	1,747,448	43,932	9,339,301	234,797	--	--
Ser. 06-C7, Class XCL, IO,
0.403s, 2038	3,291,271	50,489	16,139,173	247,578	15,117,137	231,900
Ser. 05-C2, Class XCL, IO,
0.365s, 2040	10,826,800	82,140	21,629,058	164,093	28,684,852	217,623
Ser. 05-C3, Class XCL, IO, 0.34s,
2040	4,396,574	80,447	23,576,965	431,402	21,765,289	398,253
Ser. 07-C2, Class XCL, IO,
0.265s, 2040	9,809,027	117,569	38,198,493	457,839	--	--

Ser. 06-C6, Class XCL, IO,
0.256s, 2039	38,321,910	704,970	53,490,676	984,014	48,528,573	892,732
Ser. 05-C5, Class XCL, IO,
0.253s, 2040	10,787,390	160,703	27,050,240	402,976	25,461,559	379,308
Ser. 06-C1, Class XCL, IO, 0.16s,
2041	8,864,142	88,637	--	--	25,810,099	258,088
Ser. 05-C7, Class XCL, IO,
0.159s, 2040	10,585,493	65,881	27,490,758	171,094	27,564,536	171,553
Luminent Mortgage Trust FRB Ser.
06-7, Class 1A1, 0.366s, 2036	1,979,843	1,088,914	--	--	--	--
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 0.806s, 2027	196,641	166,313	548,364	463,789	232,455	196,603
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 0.687s,
2022	345,021	331,737	305,856	294,081	360,562	346,680
Merrill Lynch Mortgage Investors,
Inc.
FRB Ser. 98-C3, Class E, 7.045s,
2030	--	--	137,000	145,839	127,000	135,193
FRB Ser. 97-C2, Class F, 6 1/4s,
2029	316,835	334,816	339,085	358,328	--	--
Ser. 96-C2, Class JS, IO, 2.386s,
2028 (F)	153,090	5,066	90,289	2,988	34,449	1,140
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s,
2050	219,000	234,444	981,000	1,050,182	771,000	825,372
FRB Ser. 07-C1, Class A2, 5.916s,
2050	320,162	327,303	--	--	--	--
Ser. 03-KEY1, Class B, 5.334s,
2035	--	--	--	--	1,863,000	1,936,460
Ser. 05-MCP1, Class XC, IO,
0.215s, 2043	3,509,267	38,251	11,878,049	129,471	11,425,167	124,534
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.455s, 2039	2,178,387	43,620	5,944,475	119,032	7,035,476	140,878
Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.164s,
2049	151,000	165,312	--	--	--	--
Ser. 06-1, Class A2, 5.439s, 2039	43,855	43,834	--	--	--	--
Ser. 07-6, Class A2, 5.331s, 2051	2,114,000	2,149,357	--	--	--	--
Ser. 2006-3, Class A2, 5.291s,
2046	536,041	536,720	--	--	--	--
Mezz Cap Commercial Mortgage Trust
144A
Ser. 06-C4, Class X, IO, 5.949s,
2045	870,850	52,251	2,180,986	130,859	2,243,619	134,617
Ser. 05-C3, Class X, IO, 5.901s,
2044	371,205	28,026	587,293	44,341	588,189	44,408
Ser. 07-C5, Class X, IO, 5.081s,
2049	--	--	579,895	40,593	487,435	34,120
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	11,986	12,055	--	--	--	--
FRB Ser. 06-T23, Class A2, 5.92s,
2041 (F)	922,770	925,600	1,112,835	1,116,248	--	--
FRB Ser. 07-HQ12, Class A2,
5.776s, 2049 (F)	1,225,962	1,242,824	1,291,655	1,309,421	--	--
Ser. 07-IQ16, Class A2, 5.623s,
2049	508,000	522,473	538,000	553,328	--	--
Ser. 07-IQ14, Class A2, 5.61s,
2049	810,833	824,411	879,637	894,367	--	--
FRB Ser. 07-HQ12, Class A2FL,
0.439s, 2049	563,480	515,584	594,013	543,522	--	--
Morgan Stanley Capital I 144A Ser.
05-HQ5, Class X1, IO, 0.172s, 2042
(F)	2,649,482	14,566	7,264,330	39,938	5,718,211	31,438
Morgan Stanley ReREMIC Trust 144A
FRB Ser. 10-C30A, Class A3B,
10.236s, 2043 (F)	1,333,143	1,408,667	561,714	593,536	--	--
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO, 1.989s,
2012	379	3	105	1	--	--
Nomura Asset Securities Corp. 144A
Ser. 98-D6, Class B1, 6s, 2030	--	--	--	--	428,000	443,734
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2033	--	--	118,000	4,720	189,000	7,560
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 2.044s, 2036	2,125,301	25,079	7,887,857	93,077	--	--
Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s,
2037	552,859	348,301	2,743,751	1,728,563	--	--
FRB Ser. 06-9, Class 1A1, 5.159s,
2036	903,913	550,976	385,972	235,267	--	--
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
6.025s, 2045	1,409,417	207,043	--	--	--	--
Ser. 07-4, Class 1A4, IO, 1s, 2045	1,409,417	57,222	--	--	--	--
Vericrest Opportunity Loan
Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	1,024,988	1,019,863	1,576,972	1,569,087	1,371,975	1,365,115
Wachovia Bank Commercial Mortgage
Trust
FRB Ser. 07-C32, Class A2,
5.927s, 2049	383,076	396,052	190,166	196,608	--	--
Ser. 06-C27, Class A2, 5.624s,
2045	555,236	555,967	433,882	434,453	--	--
Ser. 07-C30, Class APB, 5.294s,
2043	709,000	751,744	752,000	797,336	968,000	1,026,358
Ser. 06-C29, Class A2, 5.275s,
2048	325,616	328,863	343,595	347,021	--	--
Ser. 07-C30, Class A3, 5.246s,
2043	--	--	528,000	540,514	576,000	589,652
Ser. 07-C34, IO, 0.545s, 2046	4,691,426	69,152	10,519,181	155,053	--	--
Ser. 06-C29, IO, 0.53s, 2048	42,988,124	710,164	73,463,296	1,213,614	--	--
Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L,
3.487s, 2018	--	--	164,000	98,400	156,000	93,600
Ser. 03-C3, Class IOI, IO, 1.26s,
2035	388,300	5,075	2,917,476	38,133	--	--
Ser. 05-C18, Class XC, IO,
0.144s, 2042	10,606,562	81,458	18,098,680	138,998	20,898,337	160,499
Ser. 06-C26, Class XC, IO,
0.091s, 2045	15,166,151	45,498	12,080,449	36,241	7,481,517	22,445
Ser. 06-C23, Class XC, IO,
0.076s, 2045	4,284,286	18,551	28,238,607	122,273	30,997,401	134,219
Wachovia Mortgage Loan Trust, LLC
FRB Ser. 06-AMN1, Class A2,
0.336s, 2036	1,017,306	478,134	1,017,306	478,134	--	--
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036
(F)	--	--	46,000	16,093	44,000	15,393
Ser. 07-SL2, Class A1, 5.419s,
2049 (F)	1,439,645	1,309,381	--	--	--	--

Total mortgage-backed securities
(cost $70,630,704, $69,125,488 and
$44,440,078)		$71,318,013		$73,761,917		$48,900,398

INVESTMENT COMPANIES(a)	Growth 3.3%		Balanced 3.8%		Conservative 2.9%
	Shares	Value	Shares	Value	Shares	Value

Financial Select Sector SPDR Fund
(SG) (SB) (SC)	$240,800	$3,691,464	$181,300	$2,779,329	$52,500	$804,825
iShares MSCI EAFE Index Fund	15,600	938,184	7,707	463,499	3,688	221,796
iShares Russell 2000 Growth Index
Fund (SB)	--	--	4,202	398,560	711	67,438
MCG Capital Corp.	21,107	128,331	13,764	83,685	3,546	21,560
NGP Capital Resources Co.	31,305	256,701	20,883	171,241	5,125	42,025
SPDR S&P 500 ETF Trust (SB) (SC)	405,645	53,532,971	383,121	50,560,478	110,783	14,620,033

Total investment companies (cost
$55,553,119, $50,848,910 and
$13,779,440)		$58,547,651		$54,456,792		$15,777,677

COMMODITY LINKED NOTES(a)	Growth 2.2%		Balanced 2.2%		Conservative 2.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Funding, Inc.144A notes
zero %, 2011 (Indexed to the 1 Yr
Dow Jones-UBS Ex-Energy 3-Month
Forward Total Return Index) (F)	$15,900,000	$18,021,938	$12,700,000	$14,394,881	$4,100,000	$4,647,166
UBS AG/ Jersey Branch144A notes
zero %, 2011 (Indexed to the UBS
Bloomberg Constant Maturity
Commodity Index) (United Kingdom)
(F)	18,169,000	20,656,821	14,546,000	16,537,736	5,712,000	6,494,125

Total commodity linked notes (cost
$34,069,000, $27,246,000 and
$9,812,000)		$38,678,759		$30,932,617		$11,141,291

ASSET-BACKED SECURITIES(a)		Growth 1.5%		Balanced 2.2%		Conservative 2.9%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Ace Securities Corp. FRB Ser.
06-HE3, Class A2C, 0.336s, 2036		$119,000	$50,235	$549,000	$231,754	$436,000	$184,053
Ace Securities Corp. 144A Ser.
03-MH1, Class M2, 6 1/2s, 2030		340,439	336,354	164,167	162,197	--	--
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014		33,030	33,256	74,051	74,559	71,387	71,877
Bear Stearns Asset Backed
Securities, Inc. FRB Ser. 03-ABF1,
Class A, 0.556s, 2034		8,101	6,118	--	--	--	--
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A5, 8.32s, 2030		--	--	862,268	603,587	--	--
Ser. 00-A, Class A4, 8.29s, 2030		3,236,457	2,225,064	2,348,955	1,614,906	--	--
Ser. 00-A, Class A3, 7.83s, 2030		3,889,332	2,496,951	--	--	--	--
Ser. 00-A, Class A2, 7.575s, 2030		--	--	925,622	597,026	2,437,544	1,572,216
Conseco Finance Securitizations
Corp.
Ser. 00-4, Class A6, 8.31s, 2032		--	--	717,028	546,734	--	--
Ser. 00-5, Class A7, 8.2s, 2032		--	--	1,724,142	1,409,486	566,402	463,034
Ser. 00-5, Class A6, 7.96s, 2032		2,769,773	2,243,516	1,570,530	1,272,129	--	--
Ser. 02-1, Class M1F, 7.954s, 2033		--	--	776,000	856,165	--	--
Ser. 00-6, Class A5, 7.27s, 2031		2,439,781	2,562,258	--	--	--	--
Ser. 01-1, Class A5, 6.99s, 2031		--	--	1,344,698	1,371,591	1,483,079	1,512,741
FRB Ser. 02-1, Class M1A, 2.241s,
2033		725,000	648,626	1,996,000	1,785,735	--	--
Credit-Based Asset Servicing and
Securitization FRB Ser. 02-CB2,
Class A2, 1.286s, 2032		21,753	17,983	--	--	--	--
GE Business Loan Trust 144A Ser.
04-2, Class D, 2.937s, 2032 (F)		--	--	88,711	17,757	109,105	21,839
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		1,123,096	587,832	504,429	264,020	--	--
Ser. 96-6, Class M1, 7.95s, 2027		2,582,000	2,452,900	1,222,000	1,160,900	1,077,000	1,023,150
Ser. 99-5, Class A5, 7.86s, 2029		1,110,368	1,010,435	3,529,115	3,211,494	1,737,400	1,581,034
Ser. 97-6, Class A9, 7.55s, 2029		47,312	50,162	--	--	88,354	93,675
Ser. 97-2, Class M1, 7.54s, 2028		1,275,418	943,810	--	--	2,117,676	1,567,080
Ser. 97-6, Class M1, 7.21s, 2029		293,000	253,311	688,000	594,805	--	--
Ser. 96-2, Class A4, 7.2s, 2026		23,967	24,053	--	--	--	--
Ser. 99-3, Class A8, 7.06s, 2031		--	--	532,000	505,400	--	--
Ser. 95-10, Class B1, 7.05s, 2027		311,648	313,206	--	--	--	--
Ser. 97-8, Class M1, 7.02s, 2027		--	--	--	--	1,050,000	759,938
Ser. 98-2, Class M1, 6.94s, 2028		--	--	--	--	2,440,728	1,061,717
Ser. 99-2, Class A6, 6.92s, 2030		--	--	--	--	775,000	733,828
Ser. 93-3, Class B, 6.85s, 2018		79,831	71,532	37,293	33,416	--	--
Ser. 98-3, Class A6, 6.76s, 2030		--	--	365,229	388,515	--	--
Ser. 99-3, Class A7, 6.74s, 2031		383,613	383,613	490,853	490,853	--	--
Ser. 99-2, Class A7, 6.44s, 2030		--	--	695,280	716,733	--	--
Ser. 99-1, Class A6, 6.37s, 2025		134,667	138,707	190,336	196,046	118,761	122,324
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,367,923	3,412,127	3,201,967	3,243,993	1,231,214	1,247,374
GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4,
0.436s, 2035		339,861	273,588	419,234	337,484	--	--
FRB Ser. 06-16, Class A3A,
0.426s, 2036		865,381	417,006	2,216,241	1,067,951	--	--
FRB Ser. 06-3, Class A2, 0.376s,
2036		968,396	513,250	1,248,240	661,567	1,321,327	700,303
FRB Ser. 06-16, Class A2, 0.356s,
2036		--	--	248,713	114,408	--	--
FRB Ser. 06-16, Class A1, 0.246s,
2036		314,890	141,701	232,705	104,717	--	--
FRB Ser. 07-3, Class 2A1A,
0.216s, 2047		--	--	2,604,430	1,315,237	--	--
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1,
6.63s, 2028		--	--	--	--	448,000	421,120
Long Beach Mortgage Loan Trust FRB
Ser. 06-4, Class 2A4, 0.446s, 2036		106,473	37,084	482,484	168,048	377,930	131,632
Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class M2, 2.436s, 2032		507,000	452,751	--	--	--	--
Merrill Lynch Mortgage Investors,
Inc. FRB Ser. 04-HE2, Class A1A,
0.586s, 2035		2,087	1,989	--	--	--	--
Mid-State Trust Ser. 11, Class B,
8.221s, 2038		59,424	57,731	158,620	154,101	122,591	119,099
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033		44,944	45,306	152,719	153,947	133,916	134,993
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.346s,
2036		105,517	50,584	478,647	229,462	--	--
FRB Ser. 06-2, Class A2C, 0.336s,
2036		138,000	73,723	626,000	334,427	--	--
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		55,507	43,913	655,699	518,738	211,285	167,152
Ser. 95-B, Class B1, 7.55s, 2021		--	--	94,567	69,728	136,483	100,635
Ser. 01-C, Class A4, 7.405s, 2030		--	--	742,708	468,138	--	--
Ser. 01-D, Class A4, 6.93s, 2031		1,314,959	1,059,775	--	--	--	--
Ser. 98-A, Class M, 6.825s, 2028		454,000	429,125	219,000	207,001	--	--
Ser. 01-E, Class A4, 6.81s, 2031		596,661	523,943	890,057	781,581	--	--
Ser. 01-C, Class A3, 6.61s, 2021		--	--	605,857	336,251	--	--
Ser. 99-B, Class A3, 6.45s, 2017		90,179	87,079	190,834	184,274	176,660	170,587
Ser. 99-A, Class A3, 6.09s, 2029		112,797	113,130	--	--	--	--
Ser. 01-E, Class A3, 5.69s,
2031 (F)		--	--	--	--	880,130	722,945
Ser. 02-C, Class A1, 5.41s, 2032		710,188	681,781	1,053,540	1,011,399	--	--
Ser. 01-D, Class A2, 5.26s, 2019		756,004	512,193	781,960	529,778	--	--
Ser. 02-B, Class A2, 5.19s, 2019		--	--	--	--	738,311	690,821
Ser. 02-A, Class A2, 5.01s, 2020		141,292	131,573	--	--	70,646	65,786
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s,
2030		--	--	355,879	340,754	72,546	69,463
Residential Asset Mortgage
Products, Inc. FRB Ser. 07-RZ1,
Class A2, 0.346s, 2037		203,661	121,120	826,451	491,500	--	--
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, 0.396s,
2036		234,000	75,583	1,061,000	342,706	--	--
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.356s, 2036		107,444	81,811	--	--	381,378	290,392
TIAA Real Estate CDO, Ltd. Ser.
03-1A, Class E, 8s, 2038		--	--	371,052	44,526	317,893	38,147

Total asset-backed securities
(cost $26,293,808, $33,887,700 and
$16,307,640)			$26,187,788		$31,317,524		$15,838,955

FOREIGN GOVERNMENT BONDS AND NOTES(a)		Growth 0.8%		Balanced 1.1%		Conservative 3.0%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Argentina (Republic of) sr. unsec.
bonds 7s, 2017		$125,000	$114,813	$115,000	$105,628	$155,000	$142,368
Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		850,000	860,481	880,000	890,850	965,000	976,898
Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		4,755,000	4,562,042	5,110,000	4,902,636	5,615,000	5,387,143
Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.467s, 2012		8,160,000	1,966,723	8,525,000	2,054,696	9,140,000	2,202,923
Brazil (Federal Republic of) notes
(units) 10s, 2012	BRL	4,130	2,742,408	5,525	3,668,718	4,838	3,212,535
Indonesia (Republic of) 144A sr.
unsec. notes 4 7/8s, 2021		$800,000	819,000	$860,000	880,425	$960,000	982,800
Ukraine (Government of ) Financing
of Infrastructural Projects State
Enterprise 144A govt. guaranty
notes 8 3/8s, 2017		150,000	156,750	175,000	182,875	200,000	209,000
Ukraine (Government of) 144A bonds
7 3/4s, 2020		450,000	466,875	525,000	544,688	600,000	622,500
Ukraine (Government of) 144A sr.
unsec. unsub. notes 7.65s, 2013		2,200,000	2,310,000	2,200,000	2,310,000	2,300,000	2,415,000

Total foreign government bonds and
notes (cost $13,645,887,
$15,109,215 and $15,640,542)			$13,999,092		$15,540,516		$16,151,167

SENIOR LOANS(a)		Growth 0.4%		Balanced 0.5%		Conservative 0.7%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

AGFS Funding Co. bank term loan
FRN Ser. B, 5 1/2s, 2017		$210,000	$205,581	$215,000	$210,476	$175,000	$171,318
American Rock Salt Co., LLC /
American Rock Capital Corp. bank
term loan FRN 5 1/2s, 2017		75,000	74,813	75,000	74,813	60,000	59,850
Ardent Health Services bank term
loan FRN Ser. B, 6 1/2s, 2015		291,313	291,404	301,188	301,282	102,540	102,572
Avaya, Inc. bank term loan FRN
Ser. B3, 4.755s, 2017		--	--	234	225	182	175
Burlington Coat Factory Warehouse
Corp. bank term loan FRN Ser. B,
6 1/4s, 2017		74,813	74,541	74,813	74,541	59,850	59,633
Caesars Entertainment Operating
Co., Inc. bank term loan FRN
Ser. B2, 3.246s, 2015		135,000	121,050	229,243	205,555	141,981	127,310
CCM Merger, Inc. bank term loan

FRN Ser. B, 7s, 2017		371,517	375,581	371,517	375,581	144,747	146,330
Cengage Learning Acquisitions,
Inc. bank term loan FRN Ser. B,
2.44s, 2014		83,270	74,690	78,372	70,296	53,880	48,329
Claire's Stores, Inc. bank term
loan FRN 3.051s, 2014		212,285	193,091	216,367	196,804	66,049	60,077
CNO Financial Group, Inc. bank
term loan FRN 6 1/4s, 2016		98,810	99,057	94,693	94,930	82,342	82,548
Del Monte Corp. bank term loan FRN
Ser. B, 4 1/2s, 2018		170,000	169,442	170,000	169,442	65,000	64,787
Dex Media West, LLC bank term loan
FRN Ser. A, 7s, 2014		137,523	114,144	184,281	152,953	--	--
Emergency Medical Services Corp.
bank term loan FRN Ser. B, 5.252s,
2018		224,438	223,516	229,425	228,483	89,775	89,406
Exopack, LLC bank term loan FRN
Ser. B, 6 1/2s, 2017		110,000	109,725	110,000	109,725	--	--
First Data Corp. bank term loan
FRN 4.186s, 2018		560,071	513,174	647,458	593,243	--	--
First Data Corp. bank term loan
FRN Ser. B3, 2.936s, 2014		59,603	55,140	68,903	63,743	--	--
Frac Tech International, LLC bank
term loan FRN Ser. B, 6 1/4s, 2016		189,232	188,788	189,232	188,788	76,820	76,640
Goodman Global, Inc. bank term
loan FRN 9s, 2017		100,000	102,542	100,000	102,542	75,000	76,906
Goodman Global, Inc. bank term
loan FRN Ser. 1st, 5 3/4s, 2016		213,027	213,382	213,027	213,382	168,439	168,720
Grifols SA bank term loan FRN
Ser. B, 6s, 2016 (Spain)		145,000	145,514	145,000	145,514	55,000	55,195
Health Management Associates, Inc.
bank term loan FRN 2.057s, 2014		--	--	56,663	54,778	52,493	50,747
IASIS Healthcare, LLC bank term
loan FRN Ser. B, 5s, 2018		334,163	333,661	334,163	333,661	129,675	129,480
INEOS Holdings, Ltd. bank term
loan FRN Ser. B2, 7.501s, 2013
(United Kingdom)		173,049	178,727	173,001	178,678	135,756	140,211
INEOS Holdings, Ltd. bank term
loan FRN Ser. C2, 8.001s, 2014
(United Kingdom)		173,448	179,139	173,547	179,242	136,719	141,205
Intelsat Jackson Holdings SA bank
term loan FRN 3.285s, 2014
(Luxembourg)		400,000	385,000	540,000	519,750	460,000	442,750
KAR Auction Services, Inc. bank
term loan FRN Ser. B, 5s, 2017		90,000	90,169	90,000	90,169	70,000	70,131
National Bedding Co., LLC bank
term loan FRN Ser. B, 3.756s, 2013		--	--	42,178	41,757	38,999	38,609
Neiman Marcus Group, Inc. (The)
bank term loan FRN 4 3/4s, 2018		195,000	192,341	195,000	192,341	120,000	118,364
Nortek, Inc. bank term loan FRN
Ser. B, 5.253s, 2017		70,000	70,000	69,650	69,650	--	--
Polypore, Inc. bank term loan FRN
Ser. B, 2.2s, 2014		--	--	115,944	114,564	107,460	106,181
Realogy Corp. bank term loan FRN
Ser. A, 13 1/2s, 2017		390,000	411,450	390,000	411,450	315,000	332,325
Revlon Consumer Products bank term
loan FRN Ser. B, 4 3/4s, 2017		300,000	300,000	300,000	300,000	--	--
Six Flags Theme Parks bank term
loan FRN Ser. B, 5 1/4s, 2016		478,929	480,924	483,766	485,782	362,825	364,337
SRAM Corp. bank term loan FRN Ser.
2nd, 8 1/2s, 2018		75,000	75,000	75,000	75,000	--	--
Texas Competitive Electric
Holdings Co., LLC bank term loan
FRN 4.73s, 2017		799,610	622,696	933,336	726,835	106,302	82,783
Univision Communications, Inc.
bank term loan FRN 4.441s, 2017		--	--	120,292	114,878	111,490	106,473
West Corp. bank term loan FRN
Ser. B2, 2.645s, 2013		--	--	24,755	24,518	22,944	22,724
West Corp. bank term loan FRN
Ser. B5, 4.52s, 2016		--	--	60,208	60,283	55,802	55,872

Total senior loans (cost
$6,743,510, $7,599,078 and
$3,564,595)			$6,664,282		$7,545,654		$3,591,988

PURCHASED OPTIONS OUTSTANDING(a)		Growth 0.2%		Balanced 0.5%		Conservative 0.3%
	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	$15,352,800	$1,500,429	$21,562,300	$2,107,284	$--	$--
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	15,352,800	614,854	21,562,300	863,533	--	--
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375	1,200,900	175,235	2,918,500	425,868	--	--
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375	1,200,900	109,042	2,918,500	265,000	--	--
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 7, 2045.	Aug-15/4.46	1,200,900	166,529	2,918,500	404,708	--	--
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 7, 2045.	Aug-15/4.46	1,200,900	115,539	2,918,500	280,789	--	--
Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.60% versus the three month
USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/4.6	4,618,020	107,969	6,534,340	152,773	--	--
Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 3.60% versus the three
month USD-LIBOR-BBA maturing
January 5, 2042.	Jan-12/3.6	4,618,020	73,935	6,534,340	104,615	--	--
Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate
of 4.0625% versus the three month
USD-LIBOR-BBA maturing
December 23, 2041.	Dec-11/4.0625	--	--	--	--	1,669,139	100,065
Option on an interest rate swap
with Deutsche Bank AG for
the right to receive a fixed rate
of 4.0625% versus the three month
USD-LIBOR-BBA maturing
December 23, 2041.	Dec-11/4.0625	--	--	--	--	1,669,139	67,083
Option on an interest rate swap
with Citibank, N.A. for the right
to pay a fixed rate of 4.045%
versus the three month
USD-LIBOR-BBA maturing
December 13, 2041.	Dec-11/4.045	--	--	1,403,514	83,355	9,444,067	560,883
Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.045%
versus the three month
USD-LIBOR-BBA maturing
December 13, 2041.	Dec-11/4.045	--	--	1,403,514	52,772	9,444,067	355,097
Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.11% versus the three month
USD-LIBOR-BBA maturing
December 8, 2041.	Dec-11/4.11	--	--	5,860,117	306,719	--	--
Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
December 8, 2041.	Dec-11/4.11	--	--	5,860,117	248,528	--	--
Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate
of 4.355% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/4.355	3,492,054	111,746	4,941,136	158,116	--	--
Option on an interest rate swap

with Deutsche Bank AG for
the right to receive a fixed rate
of 3.855% versus the three month
USD-LIBOR-BBA maturing
December 6, 2041.	Dec-11/3.855		3,492,054	86,114	4,941,136	121,848	--	--
Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.0325% versus the three month
USD-LIBOR-BBA maturing
November 4, 2041.	Nov-11/4.0325		3,049,978	160,337	4,315,614	226,872	--	--
Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 4.0325% versus the three
month USD-LIBOR-BBA maturing
November 4, 2041.	Nov-11/4.0325		3,049,978	99,521	4,315,614	140,818	--	--
Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.99% versus the three month
USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99		9,243,924	446,851	4,590,023	221,882	5,510,687	266,387
Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 3.99% versus the three
month USD-LIBOR-BBA maturing
September 29, 2041.	Sep-11/3.99		9,243,924	228,325	4,590,023	113,374	5,510,687	136,114
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to pay a fixed rate
of 4.0275% versus the three month
USD-LIBOR-BBA maturing
September 8, 2041.	Sep-11/4.0275		3,985,000	151,444	1,968,000	74,791	--	--
Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for
the right to receive a fixed rate
of 4.0275% versus the three month
USD-LIBOR-BBA maturing
September 8, 2041.	Sep-11/4.0275		3,985,000	95,609	1,968,000	47,217	--	--
Option on an interest rate swap
with Barclay's Bank PLC for
the right to receive a fixed rate
of 2.14% versus the three month
USD-LIBOR-BBA maturing
September 8, 2016.	Sep-11/2.14		2,330,000	18,221	--	--	--	--
Option on an interest rate swap
with Barclay's Bank PLC for
the right to pay a fixed rate
of 2.64% versus the three month
USD-LIBOR-BBA maturing
September 8, 2016.	Sep-11/2.64		2,330,000	4,544	--	--	--	--
Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate
of 4.09% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.09		628,794	17,726	1,292,404	36,433	--	--
Option on an interest rate swap
with Deutsche Bank AG for
the right to receive a fixed rate
of 4.09% versus the three month
USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.09		628,794	16,198	1,292,404	33,292	--	--
Option on an interest rate swap
with Barclay's Bank PLC for
the right to receive a fixed rate
of 2.065% versus the three month
USD-LIBOR-BBA maturing
August 8, 2016.	Aug-11/2.065		2,160,000	11,405	--	--	--	--
Option on an interest rate swap
with Barclay's Bank PLC for
the right to pay a fixed rate
of 2.565% versus the three month
USD-LIBOR-BBA maturing
August 8, 2016.	Aug-11/2.565		2,160,000	1,447	--	--	--	--
Option on an interest rate swap
with Deutsche Bank AG for
the right to pay a fixed rate
of 3.55% versus the three month
USD-LIBOR-BBA maturing
July 21, 2021.	Jul-11/3.55		--	--	3,219,448	4,185	--	--
Option on an interest rate swap
with Deutsche Bank AG for
the right to receive a fixed rate
of 3.55% versus the three month
USD-LIBOR-BBA maturing
July 21, 2021.	Jul-11/3.55		--	--	3,219,448	78,909	--	--
Option on an interest rate swap
with Barclay's Bank PLC for
the right to receive a fixed rate
of 2.0025% versus the three month
USD-LIBOR-BBA maturing
July 7, 2016.	July-11/2.0025		1,910,000	2,980	--	--	--	--
Option on an interest rate swap
with Barclay's Bank PLC for
the right to pay a fixed rate
of 2.5025% versus the three month
USD-LIBOR-BBA maturing
July 7, 2016.	July-11/2.5025		1,910,000	--	--	--	--	--
Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.578% versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	13,400,000	511	14,050,000	536	--	--
Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.602% versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	13,400,000	433	14,050,000	454	--	--
Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 1.70175% versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175	CHF	13,400,000	897	14,050,000	940	--	--
Option on an interest rate swap
with UBS AG for the right to pay
a fixed rate of 1.722% versus
the six month CHF-LIBOR-BBA
maturing January 23, 2014.	Jan-12/1.722	CHF	13,400,000	837	14,050,000	878	--	--

Total purchased options
outstanding (cost $4,229,743,
$6,327,774 and $1,471,448)				$4,318,678		$6,556,489		$1,485,629

PREFERRED STOCKS(a)			Growth --%		Balanced 0.1%		Conservative 0.1%
			Shares	Value	Shares	Value	Shares	Value

Ally Financial, Inc. 144A Ser. G,
7.00% cum. pfd.			471	$442,652	499	$468,966	349	$327,995
GMAC Capital Trust I Ser. 2,
$2.031 cum. pfd. (NON)			15,430	395,008	15,485	396,416	7,800	199,680

Total preferred stocks (cost
$727,853, $680,522 and $399,432)				$837,660		$865,382		$527,675

CONVERTIBLE BONDS AND NOTES(a)			Growth 0.1%		Balanced 0.1%		Conservative 0.1%
			Principal amount	Value	Principal amount	Value	Principal amount	Value

Alliant Techsystems, Inc. cv.
company guaranty sr. sub. notes
3s, 2024			$185,000	$205,581	$180,000	$200,025	$75,000	$83,344
Digital Realty Trust LP 144A cv.
sr. unsec. notes 5 1/2s, 2029 (R)			80,000	121,250	80,000	121,250	65,000	98,516
Ford Motor Co. cv. sr. unsec.
notes 4 1/4s, 2016			49,000	83,974	39,000	66,836	24,000	41,130
Meritor, Inc. cv. company guaranty
sr. unsec. notes 4s, 2027			180,000	171,900	185,000	176,675	75,000	71,625
Steel Dynamics, Inc. cv. sr. notes
5 1/8s, 2014			134,000	159,795	135,000	160,988	72,000	85,860
Trinity Industries, Inc. cv.
unsec. sub. notes 3 7/8s, 2036			215,000	224,406	220,000	229,625	85,000	88,719

Total convertible bonds and notes
(cost $862,376, $871,517 and
$401,077)				$966,906		$955,399		$469,194

CONVERTIBLE PREFERRED STOCKS(a)			Growth 0.1%		Balanced 0.1%		Conservative 0.1%
			Shares	Value	Shares	Value	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			4,097	$270,146	4,068	$268,234	1,490	$98,247

Entertainment Properties Trust
Ser. C, $1.438 cum. cv. pfd.			7,578	150,849	7,508	149,456	5,720	113,863
General Motors Co. Ser. B, $2.375
cv. pfd.			5,637	274,451	5,621	273,672	4,439	216,124
Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd.
(In default) (NON)			684	650	912	866	--	--
Lucent Technologies Capital Trust
I 7.75% cv. pfd.			217	212,931	218	213,913	87	85,369

Total convertible preferred stocks
(cost $1,482,861, $1,695,220 and
$486,366)				$909,027		$906,141		$513,603

MUNICIPAL BONDS AND NOTES(a)			Growth 0.0%		Balanced 0.0%		Conservative 0.0%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$51,301	$105,000	$107,731	$135,000	$138,511
4.071s, 1/1/14			150,000	155,388	315,000	326,315	35,000	36,257

Total municipal bonds and notes
(cost $200,000, $420,000 and
$170,000)				$206,689		$434,046		$174,768

WARRANTS(a)(NON)			Growth 0.0%		Balanced 0.0%		Conservative 0.0%
	Expiration	Strike
	date	price	Warrants	Value	Warrants	Value	Warrants	Value

Aventine Renewable Energy
Holdings, Inc. (F)	3/15/15	$40.94	431	$--	376	$--	202	$--
Charter Communications, Inc.
Class A	11/30/14	46.86	62	868	37	518	12	168
Tower Semiconductor, Ltd. 144A
(Israel) (F)	6/30/15	0.01	49,174	11,802	50,760	12,182	34,898	8,376

Total warrants (cost $219,087,
$192,669 and $105,039)				$12,670		$12,700		$8,544

SHORT-TERM INVESTMENTS(a)			Growth 25.7%		Balanced 29.0%		Conservative 25.8%
			Principal		Principal		Principal
			amount/		amount/		amount/
			shares	Value	shares	Value	shares	Value

U.S. Treasury Bills for effective
yields from 0.10% to 0.11%,
February 9, 2012 (SEG) (SEGSF)			$3,490,000	$3,483,732	$3,469,000	$3,462,770	$--	$--
U.S. Treasury Bills for
an effective yield of 0.10%,
December 1, 2011 (SEG) (SEGSF)			29,231,000	29,218,460	37,437,000	37,420,939	--	--
U.S. Treasury Bills for
an effective yield of 0.094%,
November 17, 2011 (SEG) (SEGSF)			8,514,000	8,510,875	9,876,000	9,872,375	--	--
U.S. Treasury Bills for effective
yields from 0.24% to 0.26%,
October 20, 2011 (SEG) (SEGSF)			34,068,000	34,046,878	26,597,000	26,580,510	25,586,000	25,570,137
U.S. Treasury Bills for effective
yields from 0.19% to 0.20%,
August 25, 2011 (SEG)			--	--	--	--	4,028,000	4,026,819
U.S. Treasury Bills for effective
yields from 0.231% to 0.236%,
July 28, 2011 (SEG) (SEGSF)			14,613,000	14,610,431	11,857,000	11,854,903	5,754,000	5,752,977
Putnam Cash Collateral Pool, LLC
0.17% (d)			21,167,264	21,167,264	20,335,552	20,335,552	17,283,564	17,283,564
Putnam Money Market Liquidity Fund
0.04% (e)			347,569,058	347,569,058	302,341,335	302,341,335	87,308,119	87,308,119
SSgA Prime Money Market Fund 0.08%
(i) (P)			--	--	--	--	213,000	213,000

Total short-term investments (cost
$458,605,661, $411,869,069 and
$140,149,979)				$458,606,698		$411,868,384		$140,154,616

TOTAL INVESTMENTS

Total investments (cost
$1,768,073,532, $1,534,600,975 and
$624,151,251) (b)				$1,946,433,679		$1,670,555,246		$685,104,448

Putnam Asset Allocation Growth Portfolio

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $784,856,952) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$1,916,899	$1,869,596	$(47,303)
	Brazilian Real	Buy	8/17/11	2,053,658	2,051,901	1,757
	British Pound	Sell	8/17/11	5,772,707	5,749,937	(22,770)
	Canadian Dollar	Sell	8/17/11	10,562,556	10,317,250	(245,306)
	Chilean Peso	Buy	8/17/11	1,065,094	1,057,570	7,524
	Czech Koruna	Buy	8/17/11	46,843	46,843	--
	Euro	Sell	8/17/11	6,858,722	6,720,502	(138,220)
	Japanese Yen	Sell	8/17/11	5,222,149	5,193,882	(28,267)
	Mexican Peso	Buy	8/17/11	477,863	475,529	2,334
	Norwegian Krone	Sell	8/17/11	1,693,250	1,668,097	(25,153)
	Russian Ruble	Buy	8/17/11	2,071,091	2,071,091	--
	Singapore Dollar	Buy	8/17/11	3,289,186	3,289,186	--
	South African Rand	Buy	7/21/11	2,039,425	2,040,914	(1,489)
	South Korean Won	Buy	8/17/11	3,370,140	3,320,005	50,135
	Swedish Krona	Buy	8/17/11	8,375,656	8,210,353	165,303
	Swiss Franc	Sell	8/17/11	6,603,192	6,602,206	(986)
	Taiwan Dollar	Sell	8/17/11	918,005	918,005	--
	Turkish Lira	Buy	8/17/11	1,515,218	1,515,218	--

Barclays Bank PLC
	Australian Dollar	Sell	8/17/11	2,306,659	2,249,997	(56,662)
	Brazilian Real	Buy	8/17/11	7,542,701	7,489,456	53,245
	British Pound	Sell	8/17/11	9,521,667	9,467,450	(54,217)
	Canadian Dollar	Buy	8/17/11	1,471,883	1,468,633	3,250
	Chilean Peso	Buy	8/17/11	2,394,376	2,360,910	33,466
	Czech Koruna	Buy	8/17/11	172,167	172,167	--
	Euro	Buy	8/17/11	6,551,583	6,446,366	105,217
	Hungarian Forint	Sell	8/17/11	751,538	751,538	--
	Indian Rupee	Sell	8/17/11	4,084,004	4,060,686	(23,318)
	Japanese Yen	Sell	8/17/11	6,792,148	6,755,299	(36,849)
	Malaysian Ringgit	Buy	8/17/11	2,092,196	2,092,196	--
	Mexican Peso	Sell	8/17/11	176,552	174,331	(2,221)
	New Zealand Dollar	Sell	7/21/11	1,060,556	1,045,324	(15,232)
	Norwegian Krone	Buy	8/17/11	1,526,973	1,504,098	22,875
	Philippines Peso	Buy	8/17/11	1,739,654	1,739,654	--
	Polish Zloty	Sell	8/17/11	1,330,483	1,330,483	--
	Russian Ruble	Buy	8/17/11	2,071,091	2,071,091	--
	Singapore Dollar	Buy	8/17/11	2,672,096	2,672,096	--
	South Korean Won	Buy	8/17/11	2,027,216	1,995,586	31,630
	Swedish Krona	Sell	8/17/11	1,418,207	1,389,808	(28,399)
	Swiss Franc	Sell	8/17/11	133,211	133,746	535
	Taiwan Dollar	Sell	8/17/11	2,955,203	2,955,203	--
	Thai Baht	Buy	8/17/11	1,678,610	1,678,610	--
	Turkish Lira	Sell	8/17/11	627,705	627,705	--

Citibank, N.A.
	Australian Dollar	Sell	8/17/11	460,500	449,071	(11,429)
	Brazilian Real	Buy	8/17/11	461,739	461,343	396
	British Pound	Sell	8/17/11	4,480,605	4,458,301	(22,304)
	Canadian Dollar	Sell	8/17/11	4,578,511	4,471,137	(107,374)
	Chilean Peso	Buy	8/17/11	2,536,302	2,495,291	41,011
	Czech Koruna	Buy	8/17/11	1,114,437	1,114,437	--
	Danish Krone	Buy	7/21/11	1,633,370	1,645,370	(12,000)
	Euro	Buy	8/17/11	12,113,011	11,956,549	156,462
	Hong Kong Dollar	Sell	8/17/11	1,252,998	1,252,181	(817)
	Hungarian Forint	Buy	8/17/11	1,004,568	1,004,568	--
	Japanese Yen	Sell	8/17/11	6,783,003	6,746,871	(36,132)
	Mexican Peso	Buy	8/17/11	3,451,494	3,441,891	9,603
	New Zealand Dollar	Sell	7/21/11	561,855	553,820	(8,035)
	Norwegian Krone	Sell	8/17/11	7,011,082	6,909,015	(102,067)
	Polish Zloty	Sell	8/17/11	1,806,310	1,806,310	--
	Singapore Dollar	Buy	8/17/11	545,050	545,050	--
	South African Rand	Buy	7/21/11	4,525,956	4,565,129	(39,173)
	South Korean Won	Buy	8/17/11	1,559,247	1,537,711	21,536
	Swedish Krona	Buy	8/17/11	5,199,203	5,100,318	98,885
	Swiss Franc	Sell	8/17/11	1,385,089	1,392,378	7,289
	Taiwan Dollar	Sell	8/17/11	2,274,433	2,274,433	--
	Turkish Lira	Buy	8/17/11	579,193	579,193	--

Credit Suisse AG
	Australian Dollar	Sell	8/17/11	122,594	119,451	(3,143)
	Brazilian Real	Buy	8/17/11	2,377,890	2,374,501	3,389
	British Pound	Sell	8/17/11	2,482,391	2,467,627	(14,764)
	Canadian Dollar	Sell	8/17/11	5,312,379	5,183,806	(128,573)
	Czech Koruna	Buy	8/17/11	901,047	899,373	1,674
	Euro	Sell	8/17/11	26,464,457	26,202,006	(262,451)
	Indian Rupee	Sell	8/17/11	2,325,533	2,312,255	(13,278)
	Japanese Yen	Sell	8/17/11	14,564,931	14,494,693	(70,238)
	Malaysian Ringgit	Buy	8/17/11	4,854,090	4,854,090	--
	Mexican Peso	Buy	8/17/11	2,053,095	2,047,088	6,007
	Norwegian Krone	Buy	8/17/11	5,486,815	5,406,493	80,322
	Polish Zloty	Sell	8/17/11	796,070	796,070	--
	Russian Ruble	Buy	8/17/11	2,070,427	2,070,427	--
	South African Rand	Buy	7/21/11	1,530,333	1,531,158	(825)
	South Korean Won	Buy	8/17/11	3,106,010	3,058,535	47,475

Swedish Krona	Buy	8/17/11	5,301,481	5,302,985	(1,504)
Swiss Franc	Buy	8/17/11	5,886,541	5,906,108	(19,567)
Taiwan Dollar	Sell	8/17/11	3,053,826	3,053,826	--
Turkish Lira	Sell	8/17/11	186,360	186,360	--

Deutsche Bank AG
Australian Dollar	Buy	8/17/11	4,208,406	4,092,330	116,076
Brazilian Real	Sell	8/17/11	140,741	139,868	(873)
British Pound	Sell	8/17/11	7,108,329	7,069,094	(39,235)
Canadian Dollar	Buy	8/17/11	5,067,721	5,054,437	13,284
Chilean Peso	Buy	8/17/11	187,270	185,631	1,639
Czech Koruna	Buy	8/17/11	1,417,516	1,417,516	--
Euro	Sell	8/17/11	11,304,559	11,091,048	(213,511)
Hungarian Forint	Buy	8/17/11	1,080,729	1,071,271	9,458
Malaysian Ringgit	Buy	8/17/11	2,713,917	2,726,094	(12,177)
Mexican Peso	Buy	8/17/11	954,280	949,258	5,022
New Zealand Dollar	Sell	7/21/11	945,077	932,350	(12,727)
Norwegian Krone	Sell	8/17/11	1,717,358	1,692,465	(24,893)
Philippines Peso	Buy	8/17/11	1,732,517	1,732,517	--
Polish Zloty	Sell	8/17/11	3,469,802	3,469,802	--
Singapore Dollar	Buy	8/17/11	1,827,743	1,827,743	--
South Korean Won	Buy	8/17/11	3,737,208	3,679,914	57,294
Swedish Krona	Buy	8/17/11	3,196,688	3,133,209	63,479
Swiss Franc	Buy	8/17/11	3,176,956	3,188,563	(11,607)
Taiwan Dollar	Sell	8/17/11	761,371	761,371	--
Turkish Lira	Buy	8/17/11	923,374	923,374	--

Goldman Sachs International
Australian Dollar	Buy	8/17/11	5,300,332	5,169,066	131,266
British Pound	Sell	8/17/11	4,198,931	4,178,212	(20,719)
Canadian Dollar	Sell	8/17/11	8,892,149	8,682,911	(209,238)
Chilean Peso	Buy	8/17/11	2,324,019	2,305,887	18,132
Euro	Sell	8/17/11	12,753,537	12,514,155	(239,382)
Hungarian Forint	Sell	8/17/11	815,051	815,051	--
Japanese Yen	Buy	8/17/11	3,524,058	3,505,372	18,686
Norwegian Krone	Buy	8/17/11	2,492,908	2,478,682	14,226
Polish Zloty	Buy	8/17/11	1,466,650	1,466,493	157
South African Rand	Buy	7/21/11	2,113,217	2,127,613	(14,396)
Swedish Krona	Buy	8/17/11	3,366,873	3,299,658	67,215
Swiss Franc	Buy	8/17/11	2,167,335	2,175,331	(7,996)

HSBC Bank USA, National Association
Australian Dollar	Buy	8/17/11	10,999,814	10,738,066	261,748
British Pound	Buy	8/17/11	113,175	112,545	630
Euro	Sell	8/17/11	15,520,403	15,232,190	(288,213)
Hong Kong Dollar	Sell	8/17/11	3,241,965	3,240,348	(1,617)
Indian Rupee	Sell	8/17/11	623,718	621,941	(1,777)
Japanese Yen	Sell	8/17/11	8,912,548	8,863,976	(48,572)
New Zealand Dollar	Sell	7/21/11	1,759,630	1,734,731	(24,899)
Norwegian Krone	Buy	8/17/11	1,051,269	1,037,310	13,959
Philippines Peso	Buy	8/17/11	1,732,717	1,732,717	--
Singapore Dollar	Buy	8/17/11	7,527,216	7,523,097	4,119
South Korean Won	Buy	8/17/11	2,145,852	2,116,937	28,915
Swiss Franc	Buy	8/17/11	5,267,625	5,288,420	(20,795)
Taiwan Dollar	Sell	8/17/11	2,650,945	2,650,945	--

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	8/17/11	2,070,861	2,019,642	51,219
Brazilian Real	Buy	8/17/11	3,088,066	3,067,154	20,912
British Pound	Buy	8/17/11	152,239	151,944	295
Canadian Dollar	Sell	8/17/11	3,938,048	3,845,422	(92,626)
Chilean Peso	Buy	8/17/11	1,550,218	1,538,940	11,278
Czech Koruna	Buy	8/17/11	2,348,127	2,338,033	10,094
Euro	Buy	8/17/11	3,198,862	3,141,973	56,889
Hong Kong Dollar	Sell	8/17/11	903,607	903,021	(586)
Hungarian Forint	Buy	8/17/11	179,202	177,618	1,584
Japanese Yen	Sell	8/17/11	8,618,029	8,570,850	(47,179)
Malaysian Ringgit	Buy	8/17/11	2,395,624	2,395,624	--
Mexican Peso	Buy	8/17/11	1,953,489	1,944,442	9,047
New Zealand Dollar	Sell	7/21/11	1,147,765	1,131,003	(16,762)
Norwegian Krone	Buy	8/17/11	964,175	950,078	14,097
Polish Zloty	Buy	8/17/11	1,832,791	1,832,791	--
Russian Ruble	Buy	8/17/11	2,069,174	2,068,843	331
Singapore Dollar	Sell	8/17/11	964,399	963,491	(908)
South African Rand	Buy	7/21/11	3,400,100	3,422,906	(22,806)
South Korean Won	Buy	8/17/11	2,446,602	2,407,762	38,840
Swedish Krona	Sell	8/17/11	3,111,121	3,049,531	(61,590)
Swiss Franc	Buy	8/17/11	4,868,348	4,885,669	(17,321)
Taiwan Dollar	Sell	8/17/11	2,985,106	2,981,508	(3,598)
Thai Baht	Buy	8/17/11	1,700,220	1,700,220	--
Turkish Lira	Sell	8/17/11	1,003,015	1,006,034	3,019

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	8/17/11	4,352,126	4,333,183	18,943
Brazilian Real	Buy	8/17/11	3,183,522	3,166,551	16,971
British Pound	Sell	8/17/11	5,466,784	5,436,448	(30,336)
Canadian Dollar	Sell	8/17/11	5,823,360	5,686,170	(137,190)
Chilean Peso	Buy	8/17/11	2,009,944	1,989,195	20,749
Czech Koruna	Buy	8/17/11	1,165,981	1,165,981	--
Euro	Sell	8/17/11	8,452,860	8,296,940	(155,920)
Hungarian Forint	Sell	8/17/11	193,079	193,247	168
Indian Rupee	Sell	8/17/11	3,293,336	3,273,810	(19,526)
Japanese Yen	Buy	8/17/11	1,032,280	1,026,249	6,031

	Malaysian Ringgit	Buy	8/17/11	2,871,979	2,871,979	--
	Mexican Peso	Buy	8/17/11	2,157,141	2,146,878	10,263
	New Zealand Dollar	Sell	7/21/11	151,416	131,993	(19,423)
	Norwegian Krone	Buy	8/17/11	4,454,521	4,387,757	66,764
	Polish Zloty	Buy	8/17/11	240,974	240,974	--
	Russian Ruble	Buy	8/17/11	2,072,938	2,072,938	--
	Singapore Dollar	Buy	8/17/11	1,193,097	1,193,097	--
	South African Rand	Buy	7/21/11	694,643	698,129	(3,486)
	South Korean Won	Buy	8/17/11	4,234,145	4,167,889	66,256
	Swedish Krona	Buy	8/17/11	433,393	424,825	8,568
	Swiss Franc	Buy	8/17/11	48,570	48,763	(193)
	Taiwan Dollar	Sell	8/17/11	3,405,059	3,405,059	--
	Turkish Lira	Buy	8/17/11	551,838	551,838	--

State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	11,342,841	11,182,601	160,240
	Brazilian Real	Buy	8/17/11	4,078,331	4,056,078	22,253
	British Pound	Sell	8/17/11	2,885,470	2,871,211	(14,259)
	Canadian Dollar	Sell	8/17/11	4,533,519	4,427,640	(105,879)
	Euro	Sell	8/17/11	17,146,299	16,820,917	(325,382)
	Hungarian Forint	Sell	8/17/11	2,915,557	2,915,557	--
	Japanese Yen	Sell	8/17/11	1,171,290	1,165,277	(6,013)
	Malaysian Ringgit	Buy	8/17/11	4,915,777	4,915,777	--
	Mexican Peso	Buy	8/17/11	2,049,837	2,040,257	9,580
	Norwegian Krone	Sell	8/17/11	433,917	427,384	(6,533)
	Philippines Peso	Buy	8/17/11	1,732,837	1,732,837	--
	Polish Zloty	Buy	8/17/11	407,789	407,789	--
	Russian Ruble	Buy	8/17/11	2,076,715	2,076,715	--
	Singapore Dollar	Buy	8/17/11	357,120	357,120	--
	South African Rand	Buy	7/21/11	2,076,358	2,057,874	18,484
	Swedish Krona	Buy	8/17/11	3,874,855	3,799,133	75,722
	Swiss Franc	Buy	8/17/11	6,612,477	6,638,700	(26,223)
	Taiwan Dollar	Sell	8/17/11	2,800,017	2,800,017	--
	Thai Baht	Buy	8/17/11	1,705,196	1,705,196	--

UBS AG
	Australian Dollar	Buy	8/17/11	9,612,340	9,438,765	173,575
	Brazilian Real	Buy	8/17/11	2,868,868	2,865,231	3,637
	British Pound	Sell	8/17/11	4,687,765	4,671,256	(16,509)
	Canadian Dollar	Sell	8/17/11	2,329,323	2,275,457	(53,866)
	Czech Koruna	Buy	8/17/11	3,019,857	3,019,857	--
	Euro	Sell	8/17/11	28,128,926	27,725,714	(403,212)
	Hungarian Forint	Buy	8/17/11	1,326,820	1,326,820	--
	Indian Rupee	Sell	8/17/11	3,384,829	3,366,246	(18,583)
	Japanese Yen	Sell	8/17/11	10,598,258	10,543,941	(54,317)
	Mexican Peso	Buy	8/17/11	1,947,441	1,941,397	6,044
	New Zealand Dollar	Sell	7/21/11	2,209,643	2,175,475	(34,168)
	Norwegian Krone	Sell	8/17/11	3,886,682	3,801,023	(85,659)
	Polish Zloty	Buy	8/17/11	3,619	3,619	--
	Russian Ruble	Buy	8/17/11	2,073,408	2,073,408	--
	Singapore Dollar	Buy	8/17/11	1,368,438	1,368,438	--
	South African Rand	Buy	7/21/11	1,514,677	1,499,116	15,561
	South Korean Won	Buy	8/17/11	3,210,128	3,158,294	51,834
	Swedish Krona	Sell	8/17/11	1,183,574	1,160,071	(23,503)
	Swiss Franc	Buy	8/17/11	1,757,224	1,764,298	(7,074)
	Taiwan Dollar	Sell	8/17/11	4,205,200	4,209,407	4,207
	Thai Baht	Buy	8/17/11	1,679,701	1,679,701	--
	Turkish Lira	Buy	8/17/11	46,114	46,257	(143)

Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	7,547,668	7,353,635	194,033
	British Pound	Sell	8/17/11	10,445,056	10,393,582	(51,474)
	Canadian Dollar	Buy	8/17/11	3,262,338	3,186,153	76,185
	Euro	Sell	8/17/11	24,117,439	23,665,172	(452,267)
	Japanese Yen	Sell	8/17/11	10,445,574	10,391,602	(53,972)
	New Zealand Dollar	Buy	7/21/11	500,933	493,854	7,079
	Norwegian Krone	Sell	8/17/11	6,385,242	6,293,239	(92,003)
	Swedish Krona	Sell	8/17/11	2,266,481	2,222,403	(44,078)
	Swiss Franc	Buy	8/17/11	1,408,303	1,413,803	(5,500)

Total						$(2,255,383)

Putnam Asset Allocation Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	84	$8,287,726	Jul-11	$(108,676)
Australian Government Treasury Bond 10 yr (Long)	39	3,966,653	Sep-11	(15,881)
Australian Government Treasury Bond 10 yr (Short)	71	7,221,342	Sep-11	44,362
Canadian Government Bond 10 yr (Short)	91	11,709,916	Sep-11	147,446
DAX Index (Short)	29	7,781,032	Sep-11	(303,812)
Euro STOXX 50 Index (Short)	563	23,281,716	Sep-11	(855,116)
Euro-Bobl 5 yr (Short)	6	1,015,645	Sep-11	(1,329)
Euro-Bund 10 yr (Long)	85	15,486,742	Sep-11	(52,503)
Euro-CAC 40 Index (Short)	347	20,050,472	Jul-11	(894,961)
Euro-Dollar 90 day (Short)	553	137,399,763	Jun-12	(318,170)
Euro-Schatz 2 yr (Long)	8	1,249,359	Sep-11	1,075
Euro-Swiss Franc 3 Month (Short)	18	5,341,625	Dec-11	(21,225)
Euro-Swiss Franc 3 Month (Short)	18	5,331,985	Jun-12	(35,060)
Euro-Swiss Franc 3 Month (Short)	18	5,319,667	Dec-12	(41,635)
Euro-Swiss Franc 3 Month (Short)	18	5,337,340	Mar-12	(27,889)
Euro-Swiss Franc 3 Month (Short)	18	5,344,838	Sep-11	(13,102)
FTSE 100 Index (Long)	372	35,280,990	Sep-11	124,371
FTSE 100 Index (Short)	153	14,510,730	Sep-11	(363,044)
FTSE/MIB Index (Long)	150	22,011,957	Sep-11	2,729
IBEX 35 Index (Long)	47	7,010,706	Jul-11	257,110
Japanese Government Bond 10 yr (Long)	4	7,010,811	Sep-11	13,398
Japanese Government Bond 10 yr (Short)	2	3,505,406	Sep-11	(6,722)
Japanese Government Bond 10 yr Mini (Long)	15	2,630,546	Sep-11	5,891
MSCI EAFE Index E-Mini (Long)	60	5,147,700	Sep-11	182,280
OMXS 30 Index (Short)	364	6,427,378	Jul-11	(64,851)
Russell 2000 Index Mini (Short)	46	3,796,840	Sep-11	(192,602)
S&P 500 Index (Long)	7	2,302,125	Sep-11	57,674
S&P 500 Index E-Mini (Long)	5,235	344,332,125	Sep-11	11,480,358
S&P 500 Index E-Mini (Short)	121	7,958,775	Sep-11	(38,874)
S&P Mid Cap 400 Index E-Mini (Long)	767	74,897,550	Sep-11	3,000,311
SGX MSCI Singapore Index (Short)	36	2,114,214	Jul-11	(40,654)
SPI 200 Index (Short)	135	16,662,723	Sep-11	(279,511)
Tokyo Price Index (Short)	187	19,741,084	Sep-11	(834,202)
U.K. Gilt 10 yr (Long)	184	35,522,492	Sep-11	(249,042)
U.S. Treasury Bond 20 yr (Long)	257	31,619,031	Sep-11	(351,356)
U.S. Treasury Bond 30 yr (Long)	35	4,418,750	Sep-11	(35,613)
U.S. Treasury Bond 30 yr (Short)	126	15,907,500	Sep-11	265,378
U.S. Treasury Note 10 yr (Long)	459	56,148,609	Sep-11	(703,763)
U.S. Treasury Note 10 yr (Short)	179	21,896,734	Sep-11	106,598
U.S. Treasury Note 2 yr (Long)	203	44,526,781	Sep-11	(9,652)
U.S. Treasury Note 2 yr (Short)	287	62,951,656	Sep-11	(99,030)
U.S. Treasury Note 5 yr (Long)	180	21,455,156	Sep-11	134,259
U.S. Treasury Note 5 yr (Short)	359	42,791,117	Sep-11	(349,651)

Total				$9,515,314

Putnam Asset Allocation Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $21,951,704) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing May 3, 2026.	$18,028,331	Apr-16/5.02	$1,169,678
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing May 3, 2026.	18,028,331	Apr-16/5.02	1,304,350
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	5,547,000	Aug-11/4.475	222
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	5,547,000	Aug-11/4.475	559,304
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	8,520,000	Aug-11/4.49	872,363
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	8,520,000	Aug-11/4.49	256
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	4,260,000	Aug-11/4.55	85
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	4,260,000	Aug-11/4.55	458,546
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	5,111,000	Aug-11/4.70	8
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	5,111,000	Aug-11/4.70	623,235
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	204,400	Aug-15/4.375	29,826
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	204,400	Aug-15/4.375	18,560
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	204,400	Aug-15/4.46	19,665
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	204,400	Aug-15/4.46	28,344
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	2,187,480	Feb-15/5.27	101,998
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	2,187,480	Feb-15/5.27	195,954
Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 3.55% versus the
three month USD-LIBOR-BBA maturing July 21, 2021.	373,224	Jul-11/3.55	485
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 3.55% versus the
three month USD-LIBOR-BBA maturing July 21, 2021.	373,224	Jul-11/3.55	9,148
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	19,608,000	Jul-11/4.46	5
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	19,608,000	Jul-11/4.46	2,020,800
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,389,000	Jul-11/4.52	2
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	18,389,000	Jul-11/4.52	1,992,264
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	19,608,000	Jul-11/4.525	2,132,958
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	19,608,000	Jul-11/4.525	2
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	9,194,500	Jul-11/4.5475	1
Option on an interest rate swap with Citibank, N.A. for the

obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	9,194,500	Jul-11/4.5475	1,018,291
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	29,412,000	Jul-11/4.745	1
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.	29,412,000	Jul-11/4.745	3,748,850
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing June 6, 2021.	4,568,578	Jun-16/4.1200	125,358
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 4.39% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	4,495,597	Jun-16/4.3900	146,556
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.575%
versus the three month USD-LIBOR-BBA maturing June 6, 2021.	4,467,054	Jun-16/4.575	161,127
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.575% versus the three month USD-LIBOR-BBA maturing
June 6, 2021.	4,467,054	Jun-16/4.575	192,664
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing June 10, 2026.	2,745,482	Jun-16/4.815	176,315
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.815% versus the three month USD-LIBOR-BBA maturing
June 10, 2026.	2,745,482	Jun-16/4.815	198,169
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 4.89% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	4,495,597	Jun-16/4.89	168,135
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 5.12% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	4,568,578	Jun-16/5.12	153,519
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.	4,114,000	May-12/5.51	651,164
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	4,114,000	May-12/5.51	9,874
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 2.065% versus the
three month USD-LIBOR-BBA maturing September 8, 2016.	6,164,361	Sep-11/2.065	37,294
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 2.065% versus the
three month USD-LIBOR-BBA maturing September 8, 2016.	6,164,361	Sep-11/2.065	64,911
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	939,055	May-16/4.60	34,379
Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	939,055	May-16/4.60	39,957
Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
4.36% versus the three month USD-LIBOR-BBA maturing
June 1, 2021.	943,752	May-16/4.3600	30,115
Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate of
4.86% versus the three month USD-LIBOR-BBA maturing
June 1, 2021.	943,752	May-16/4.8600	35,702
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing June 1, 2021.	958,517	May-16/4.1100	26,128
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	958,517	May-16/5.1100	32,328
Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.31% versus the three month USD-LIBOR-BBA maturing
December 1, 2016.	1,059,846	Nov-11/2.31	12,686
Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate of
2.31% versus the three month USD-LIBOR-BBA maturing
December 1, 2016.	1,059,846	Nov-11/2.31	13,948
Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.	2,851,997	May-16/4.7575	112,540
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.	2,851,997	May-16/4.7575	114,565
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing May 15, 2016.	4,355,295	May-16/4.7575	172,862
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing May 15, 2016.	4,355,295	May-16/4.7575	173,733

Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing May 23, 2021.		6,894,306	May-16/4.765	271,774
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing May 23, 2021.		6,894,306	May-16/4.765	277,634
Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate of
4.77% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.		10,888,239	May-16/4.77	427,255
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.77% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.		10,888,239	May-16/4.77	440,429
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	13,400,000	Dec-11/0.578	16,519
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	13,400,000	Dec-11/0.6020	19,745
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	13,400,000	Jan-12/0.70175	30,650
Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	13,400,000	Jan-12/0.7220	34,053

Total				$20,707,289

Putnam Asset Allocation Growth Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $10,479,610) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2041	$1,000,000	7/15/11	$1,081,641
FNMA, 5s, June 1, 2041	3,000,000	7/26/11	3,192,070
FNMA, 4 1/2s, July 1, 2041	5,000,000	7/15/11	5,173,047
FNMA, 4s, July 1, 2041	1,000,000	7/15/11	1,000,000

Total			$10,446,758

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$16,463,500		$(24,648)	2/7/15	1.891%	3 month USD-LIBOR-BBA	$(424,860)

AUD	1,400,000		--	4/18/21	6.1%	6 month AUD-BBR-BBSW	(33,269)

CAD	2,260,000		--	6/28/21	3.25%	3 month CAD-BA-CDOR	30,212

EUR	8,500,000		--	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	6,032

GBP	5,563,000		--	6/29/20	6 month GBP-LIBOR-BBA	3.355%	(30,720)

GBP	1,700,000		--	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	--

GBP	12,890,000		--	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(247,052)

GBP	5,760,000		--	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(351,204)

GBP	8,380,000	(E)	--	2/3/31	6 month GBP-LIBOR-BBA	4.87%	(5,386)

Barclays Bank PLC
	$70,350,600		13,266	6/17/13	0.64%	3 month USD-LIBOR-BBA	48,156

	1,634,700		3,321	6/17/21	3.2%	3 month USD-LIBOR-BBA	8,995

	2,596,800		(539)	6/17/13	3 month USD-LIBOR-BBA	0.64%	(1,826)

	25,454,000		(46,724)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(110,733)

	33,067,000		(79,897)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(181,516)

	32,477,600		(66,594)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(179,318)

	6,625,300		24,583	6/17/41	4.04%	3 month USD-LIBOR-BBA	49,588

	927,000		(3,457)	6/17/41	3 month USD-LIBOR-BBA	4.04%	(6,956)

	10,000,000		--	6/20/16	1.8125%	3 month USD-LIBOR-BBA	84,815

	2,400,000		--	6/20/41	3 month USD-LIBOR-BBA	3.91625%	(62,757)

	18,428,600		--	3/10/18	3.06%	3 month USD-LIBOR-BBA	(726,806)

	2,105,000		--	6/23/20	2.955%	3 month USD-LIBOR-BBA	22,414

	400,000		--	6/24/20	2.92375%	3 month USD-LIBOR-BBA	5,316

	3,505,600		--	6/24/21	3.103%	3 month USD-LIBOR-BBA	44,992

	31,550,000		--	6/27/20	2.89485%	3 month USD-LIBOR-BBA	506,559

	11,420,000		--	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(362,531)

	17,060,000		--	6/28/13	0.628%	3 month USD-LIBOR-BBA	18,577

	11,222,000		--	6/28/21	3 month USD-LIBOR-BBA	3.042%	(209,594)

	4,976,000		--	6/28/41	3.885%	3 month USD-LIBOR-BBA	161,853

	1,580,000		--	6/28/41	3 month USD-LIBOR-BBA	3.88%	(52,799)

	4,560,000		--	6/28/20	2.855%	3 month USD-LIBOR-BBA	88,248

	11,580,000		--	6/29/20	2.841084%	3 month USD-LIBOR-BBA	236,299

	5,290,000		--	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(199,272)

	1,455,000		--	6/29/13	0.64625%	3 month USD-LIBOR-BBA	1,044

	22,025,000		--	6/29/13	0.6425%	3 month USD-LIBOR-BBA	17,434

	1,800,000		--	6/30/13	0.66%	3 month USD-LIBOR-BBA	817

	2,700,000		--	6/30/20	0.66%	3 month USD-LIBOR-BBA	46,350

	2,200,000		--	6/30/14	3 month USD-LIBOR-BBA	3.92%	(57,613)

	1,675,200		2,160	3/30/31	3 month USD-LIBOR-BBA	4.17%	76,301

	106,198,600		51,682	5/4/16	3 month USD-LIBOR-BBA	2.15%	1,373,253

AUD	3,010,000		--	6/29/21	5.735%	6 month AUD-BBR-BBSW	25,690

AUD	6,020,000		--	6/30/16	5.42%	6 month AUD-BBR-BBSW	20,671

AUD	14,650,000		--	3/21/16	5.57%	6 month AUD-BBR-BBSW	(91,816)

AUD	11,140,000		--	3/21/21	6 month AUD-BBR-BBSW	5.88%	77,398

AUD	2,200,000		--	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(46,469)

EUR	14,930,000		--	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	(3,478)

EUR	18,662,500		--	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	26,767

GBP	15,770,000		--	4/6/16	6 month GBP-LIBOR-BBA	3.05%	821,165

GBP	5,360,000		--	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(296,865)

GBP	6,760,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(409,325)

GBP	7,730,000	(E)	--	2/3/31	6 month GBP-LIBOR-BBA	4.86%	(11,800)

GBP	18,040,000		--	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(357,219)

GBP	7,510,000		--	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(38,210)

GBP	7,510,000		--	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(37,698)

Citibank, N.A.
	$253,623		--	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(4,465)

	161,376,600		(43,696)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(3,353,580)

GBP	15,770,000		--	4/5/16	6 month GBP-LIBOR-BBA	3.075%	853,436

GBP	5,360,000		--	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(264,923)

GBP	30,750,000		--	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(1,742,797)

GBP	9,120,000		--	8/3/20	6 month GBP-LIBOR-BBA	3.885%	717,884

GBP	38,430,000		--	8/3/12	6 month GBP-LIBOR-BBA	1.61%	407,032

SEK	7,450,000		--	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(9,700)

SEK	17,910,000		--	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	99,287

SEK	8,010,000		--	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(48,836)

SEK	8,940,000		--	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(19,900)

SEK	7,450,000		--	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(9,977)

SEK	12,920,000		--	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(72,069)

Credit Suisse International
	$105,284,700		(51,260)	5/27/16	3 month USD-LIBOR-BBA	2.02%	359,387

	33,110,200		8,518	5/27/21	3 month USD-LIBOR-BBA	3.21%	3,361

	2,700		(5)	3/14/20	3 month USD-LIBOR-BBA	3.42%	101

	14,300,000	(E)	--	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(56,914)

	255,300		(32)	2/24/14	1.53%	3 month USD-LIBOR-BBA	(5,080)

	57,230,900		(11,709)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(1,667,105)

	15,342,100		(5,383)	2/24/19	3.35%	3 month USD-LIBOR-BBA	(746,810)

	127,471,000		(57,582)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(4,346,063)

CHF	3,020,000		--	6/14/21	6 month CHF-LIBOR-BBA	2.075%	(10,333)

CHF	1,520,000		--	5/13/21	2.225%	6 month CHF-LIBOR-BBA	(23,765)

CHF	1,520,000		--	5/16/21	2.185%	6 month CHF-LIBOR-BBA	(16,742)

CHF	26,300,000		--	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(143,447)

CHF	3,020,000		--	5/20/21	2.24%	6 month CHF-LIBOR-BBA	(50,437)

EUR	1,340,000		--	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(56,639)

GBP	9,250,000		--	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(565,638)

GBP	5,110,000		--	2/3/21	6 month GBP-LIBOR-BBA	3.93%	397,921

MXN	23,310,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(38,913)

SEK	12,920,000		--	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(77,312)

SEK	3,450,000		--	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	19,356

SEK	9,290,000		--	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(43,018)

SEK	22,110,000		--	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	118,424

Deutsche Bank AG
	$8,056,000		--	7/1/16	3 month USD-LIBOR-BBA	1.955%	(22,073)

	12,023,300		2,120	12/31/14	1.91%	3 month USD-LIBOR-BBA	(229,524)

	1,062,000		--	6/1/16	3 month USD-LIBOR-BBA	1.937%	(645)

EUR	20,010,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(378,150)

KRW	1,887,000,000		--	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(17,164)

KRW	1,887,000,000		--	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(19,483)

KRW	1,871,000,000		--	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(19,454)

MXN	23,310,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(30,712)

Goldman Sachs International

	$180,800		(1,215)	2/15/31	3 month USD-LIBOR-BBA	4.43%	14,555

	2,300,000		--	6/16/16	3 month USD-LIBOR-BBA	1.93%	(5,561)

	7,999,000		--	7/1/14	3 month USD-LIBOR-BBA	1.105%	(4,239)

	542,000		--	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(4,255)

	13,427,000		--	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(31,822)

	14,688,400	(E)	--	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(49,941)

	66,513,400		168,593	5/20/16	3 month USD-LIBOR-BBA	2.00%	409,002

CHF	20,310,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(122,100)

CHF	3,030,000		--	5/5/21	6 month CHF-LIBOR-BBA	2.3725%	98,100

EUR	10,370,000		--	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	19,267

EUR	18,662,500		--	6/17/13	1 year EUR-EONIA-OIS-COMPOUND	1.665%	(21,337)

EUR	18,662,500		--	6/17/13	1.92%	3 month EUR-EURIBOR-REUTERS	27,632

EUR	17,490,000		--	6/20/13	1.91%	3 month EUR-EURIBOR-REUTERS	32,970

EUR	17,490,000		--	6/20/13	1 year EUR-EONIA-OIS-COMPOUND	1.615%	(55,209)

EUR	6,440,000		--	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	(11,943)

EUR	11,220,000		--	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(31,306)

GBP	3,230,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(204,339)

KRW	1,808,000,000		--	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(17,531)

SEK	13,500,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(54,106)

SEK	22,110,000		--	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	111,545

JPMorgan Chase Bank, N.A.
	$7,717,700		--	3/9/26	3 month USD-LIBOR-BBA	4.07%	402,697

	28,600,000	(E)	--	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(117,475)

	23,700,000	(E)	--	3/22/13	1.185%	3 month USD-LIBOR-BBA	(100,516)

	37,233,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(4,599,499)

	23,708,700		--	7/5/16	1.9375%	3 month USD-LIBOR-BBA	--

CAD	2,400,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	24,781

EUR	14,930,000		--	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	6,598

EUR	14,930,000		--	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	4,403

JPY	499,000,000		--	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(172,013)

JPY	751,800,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(79,895)

JPY	749,720,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	47,845

JPY	293,300,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	29,232

JPY	394,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	24,892

MXN	3,330,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(3,795)

MXN	12,390,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(35,512)

UBS, AG
AUD	1,700,000	(E)	--	4/11/21	6 month AUD-BBR-BBSW	6.65%	21,252

AUD	1,700,000		--	4/12/21	6 month AUD-BBR-BBSW	6.61%	18,862

CHF	15,261,000		--	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(100,227)

Total							$(16,382,613)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$71,088	$--	1/12/39	(5.50%) 1 month	Synthetic TRS	$(172)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

73,262	--	1/12/40	5.00% (1 month	Synthetic TRS	546
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

71,088	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(172)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

73,262	--	1/12/40	5.00% (1 month	Synthetic TRS	546
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

1,370,969	--	1/12/34	(5.50%) 1 month	Synthetic TRS	(4,164)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

385,636	--	1/12/40	(4.50%) 1 month	Synthetic TRS	(2,534)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

Barclays Bank PLC
1,164,252	--	1/12/41	(5.00%) 1 month	Synthetic MBX	(1,492)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

204,086	--	1/12/40	(5.00%) 1 month	Synthetic TRS	(1,522)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

195,863	--	1/12/40	5.00% (1 month	Synthetic TRS	1,461
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

75,030	--	1/12/40	4.50% (1 month	Synthetic TRS	493
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

592,822	--	1/12/40	5.00% (1 month	Synthetic TRS	4,422
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

337,154	--	1/12/40	5.00% (1 month	Synthetic TRS	2,515
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

41,931	--	1/12/41	(5.00%) 1 month	Synthetic TRS	(319)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

117,788	--	1/12/40	4.50% (1 month	Synthetic TRS	774
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

67,803	--	1/12/41	5.00% (1 month	Synthetic TRS	516
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,420,000	--	4/7/16	(2.63%)	USA Non Revised	(23,448)
				Consumer Price
				Index- Urban
				(CPI-U)

71,088	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(172)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

71,088	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(172)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

73,262	--	1/12/40	5.00% (1 month	Synthetic TRS	546
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

171,121	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(413)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae

				pools

177,489	--	1/12/40	4.50% (1 month	Synthetic TRS	1,166
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

28,520	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(69)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

25,872	--	1/12/41	(5.00%) 1 month	Synthetic TRS	(197)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

25,417	--	1/12/40	5.00% (1 month	Synthetic TRS	190
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

5,368,294	--	1/12/40	5.00% (1 month	Synthetic TRS	40,040
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

396,959	--	1/12/40	5.00% (1 month	Synthetic TRS	2,961
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

524,400	--	1/12/40	4.50% (1 month	Synthetic TRS	3,445
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

583,294	--	1/12/40	(4.50%) 1 month	Synthetic TRS	(3,832)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

1,575,621	--	1/12/40	4.50% (1 month	Synthetic MBX	(5,038)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

787,190	--	1/12/40	5.00% (1 month	Synthetic TRS	5,871
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,721,241	--	1/12/41	5.00% (1 month	Synthetic MBX	6,051
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

1,898,826	--	1/12/40	5.00% (1 month	Synthetic TRS	14,163
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,813,380	--	1/12/41	4.50% (1 month	Synthetic MBX	(14,641)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

2,393,716	--	1/12/40	5.00% (1 month	Synthetic TRS	17,854
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

2,228,583	--	1/12/41	5.00% (1 month	Synthetic MBX	2,856
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

244,671	--	1/12/41	4.50% (1 month	Synthetic MBX	(744)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

239,988	--	1/12/41	5.00% (1 month	Synthetic MBX	308
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

275,105	--	1/12/40	5.00% (1 month	Synthetic MBX	(249)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

893,345	--	1/12/40	5.00% (1 month	Synthetic MBX	(809)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

647,395	--	1/12/40	5.00% (1 month	Synthetic MBX	(586)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

675,545	--	1/12/39	5.50% (1 month	Synthetic TRS	1,631
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Citibank, N.A.
69,385	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(167)

				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

	74,223	--	1/12/40	4.50% (1 month	Synthetic TRS	488
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	944,180	--	1/12/40	5.00% (1 month	Synthetic TRS	7,042
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

basket	1,162	--	4/11/12	(3 month USD-	A basket	999,875
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

GBP	4,150,000	--	5/18/13	(3.38%)	GBP Non-revised	191,009
					UK Retail Price
					Index

units	25,929	--	4/11/12	3 month USD-	Russell 2000	50,604
				LIBOR-BBA minus	Total Return
				0.05%	Index

Credit Suisse International
	$5,294,200	(14,063)	1/12/41	4.50% (1 month	Synthetic MBX	(19,954)
				USD-LIBOR)	Index 4.50% 30
					year Ginnie Mae
					II pools

	73,262	--	1/12/40	5.00% (1 month	Synthetic TRS	546
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	71,088	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(172)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

Goldman Sachs International
	2,075,000	--	7/28/11	(0.685%)	USA Non Revised	58,747
					Consumer Price
					Index- Urban
					(CPI-U)

	2,075,000	--	7/29/11	(0.76%)	USA Non Revised	57,462
					Consumer Price
					Index- Urban
					(CPI-U)

	2,075,000	--	7/30/11	(0.73%)	USA Non Revised	58,355
					Consumer Price
					Index- Urban
					(CPI-U)

	2,530,000	--	3/1/16	2.47%	USA Non Revised	(9,945)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,897,500	--	3/3/16	2.45%	USA Non Revised	(9,252)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,370,969	--	1/12/34	5.50% (1 month	Synthetic TRS	4,164
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	51,081	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(123)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

	2,074,084	--	1/12/40	(5.00%) 1 month	Synthetic TRS	(15,470)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

baskets	651	--	9/26/11	(1 month USD-	A basket	8,869
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	966,887	--	10/20/11	(3 month USD-	iShares MSCI	(1,659,514)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$(229,826)

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	$(1,158,323)		$51,481,000	6/20/16	500 bp	$(265,242)

Barclays Bank PLC
DJ CDX NA HY Series 16
Version 1 Index	B+	(20,891)		955,000	6/20/16	500 bp	(4,323)

Citibank, N.A.
DJ CDX NA IG Series 16
Version 1 Index	BBB+	(3,746)		1,610,000	6/20/16	100 bp	2,848

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(10,504)		1,180,000	12/20/19	(100 bp)	112,721

DJ CDX NA HY Series 16
Version 1 Index	B+	(652,884)		31,655,000	6/20/16	500 bp	(103,182)

Deutsche Bank AG
Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	435,000	9/20/13	715 bp	76,897

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	605,000	9/20/13	477 bp	59,414

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	605,000	9/20/13	535 bp	70,583

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$340,000	9/20/13	495 bp	26,520

Lighthouse
International Co, SA,
8%, 4/30/14	Ca	--	EUR	1,195,000	3/20/13	680 bp	(923,261)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	(467,303)		$20,769,000	6/20/16	500 bp	(107,006)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(40,625)	EUR	3,414,000	12/20/14	(500 bp)	(294,994)

Total							$(1,349,025)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at Jun 30, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation Balanced Portfolio

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $659,560,962) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$9,960,489	$9,714,697	$(245,792)
	Brazilian Real	Buy	8/17/11	808,867	808,175	692
	British Pound	Sell	8/17/11	4,960,767	4,940,674	(20,093)
	Canadian Dollar	Sell	8/17/11	5,403,399	5,277,910	(125,489)
	Chilean Peso	Buy	8/17/11	852,356	846,335	6,021
	Czech Koruna	Buy	8/17/11	94,126	94,126	--
	Euro	Sell	8/17/11	13,968,319	13,686,822	(281,497)
	Japanese Yen	Sell	8/17/11	3,716,650	3,696,532	(20,118)
	Mexican Peso	Buy	8/17/11	73,195	72,837	358
	Norwegian Krone	Sell	8/17/11	3,393,986	3,343,569	(50,417)
	Russian Ruble	Buy	8/17/11	1,631,375	1,631,375	--
	Singapore Dollar	Buy	8/17/11	2,042,493	2,042,493	--
	South African Rand	Buy	7/21/11	1,631,083	1,632,182	(1,099)
	South Korean Won	Buy	8/17/11	2,771,459	2,730,230	41,229
	Swedish Krona	Buy	8/17/11	4,375,918	4,289,554	86,364
	Swiss Franc	Sell	8/17/11	7,479,602	7,490,454	10,852
	Taiwan Dollar	Sell	8/17/11	292,486	292,486	--
	Turkish Lira	Buy	8/17/11	1,222,386	1,222,386	--

Barclays Bank PLC
	Australian Dollar	Buy	8/17/11	146,920	145,731	1,189
	Brazilian Real	Buy	8/17/11	6,353,344	6,310,067	43,277
	British Pound	Sell	8/17/11	8,532,115	8,483,533	(48,582)
	Canadian Dollar	Buy	8/17/11	817,217	814,607	2,610
	Chilean Peso	Buy	8/17/11	1,846,424	1,820,617	25,807
	Czech Koruna	Buy	8/17/11	955,957	955,957	--
	Euro	Buy	8/17/11	3,893,768	3,819,313	74,455
	Hong Kong Dollar	Buy	8/17/11	311,447	311,272	175
	Hungarian Forint	Sell	8/17/11	612,351	612,351	--
	Indian Rupee	Sell	8/17/11	3,247,554	3,229,011	(18,543)
	Japanese Yen	Sell	8/17/11	6,328,574	6,294,240	(34,334)
	Malaysian Ringgit	Buy	8/17/11	1,665,174	1,665,174	--
	Mexican Peso	Sell	8/17/11	151,842	149,892	(1,950)
	New Zealand Dollar	Sell	7/21/11	863,903	851,495	(12,408)
	Norwegian Krone	Buy	8/17/11	1,558,605	1,535,256	23,349
	Philippines Peso	Buy	8/17/11	1,380,233	1,380,233	--
	Polish Zloty	Sell	8/17/11	1,047,900	1,047,900	--
	Russian Ruble	Buy	8/17/11	1,631,375	1,631,375	--
	Singapore Dollar	Buy	8/17/11	953,215	953,215	--
	South Korean Won	Buy	8/17/11	1,200,373	1,181,644	18,729
	Swedish Krona	Buy	8/17/11	386,574	378,622	7,952
	Swiss Franc	Sell	8/17/11	452,490	454,306	1,816
	Taiwan Dollar	Sell	8/17/11	2,429,207	2,429,207	--
	Thai Baht	Buy	8/17/11	1,330,818	1,330,818	--
	Turkish Lira	Sell	8/17/11	449,219	449,219	--

Citibank, N.A.
	Australian Dollar	Buy	8/17/11	1,871,339	1,824,898	46,441
	Brazilian Real	Sell	8/17/11	723,940	723,321	(619)
	British Pound	Sell	8/17/11	3,900,556	3,881,139	(19,417)
	Canadian Dollar	Sell	8/17/11	1,792,632	1,750,592	(42,040)
	Chilean Peso	Buy	8/17/11	1,699,536	1,669,570	29,966
	Czech Koruna	Buy	8/17/11	448,173	448,173	--
	Danish Krone	Sell	7/21/11	1,188,827	1,197,561	8,734
	Euro	Buy	8/17/11	4,195,832	4,154,934	40,898
	Hong Kong Dollar	Sell	8/17/11	306,730	306,529	(201)
	Hungarian Forint	Buy	8/17/11	812,608	812,608	--
	Japanese Yen	Sell	8/17/11	703,643	699,895	(3,748)
	Mexican Peso	Buy	8/17/11	3,275,614	3,266,500	9,114
	New Zealand Dollar	Sell	7/21/11	447,120	440,725	(6,395)
	Norwegian Krone	Sell	8/17/11	4,930,187	4,858,413	(71,774)
	Polish Zloty	Sell	8/17/11	1,368,709	1,368,709	--
	Singapore Dollar	Buy	8/17/11	1,379,117	1,379,117	--
	South African Rand	Buy	7/21/11	4,506,139	4,545,141	(39,002)
	South Korean Won	Buy	8/17/11	1,134,210	1,118,544	15,666
	Swedish Krona	Buy	8/17/11	3,694,544	3,624,277	70,267
	Swiss Franc	Sell	8/17/11	1,696,154	1,703,282	7,128
	Taiwan Dollar	Sell	8/17/11	1,756,080	1,756,080	--
	Turkish Lira	Buy	8/17/11	542,387	542,387	--

Credit Suisse AG
	Australian Dollar	Sell	8/17/11	8,745,436	8,521,267	(224,169)
	Brazilian Real	Buy	8/17/11	1,820,379	1,817,785	2,594
	British Pound	Sell	8/17/11	2,541,648	2,528,008	(13,640)
	Canadian Dollar	Sell	8/17/11	4,422,697	4,315,657	(107,040)
	Czech Koruna	Sell	8/17/11	83,530	83,530	--
	Euro	Sell	8/17/11	8,166,893	8,201,169	34,276
	Indian Rupee	Sell	8/17/11	1,849,669	1,839,109	(10,560)
	Japanese Yen	Sell	8/17/11	10,653,724	10,602,453	(51,271)
	Malaysian Ringgit	Buy	8/17/11	3,850,937	3,850,937	--
	Mexican Peso	Buy	8/17/11	1,653,539	1,648,701	4,838
	Norwegian Krone	Buy	8/17/11	6,203,715	6,112,479	91,236
	Polish Zloty	Sell	8/17/11	643,746	643,746	--
	Russian Ruble	Buy	8/17/11	1,630,852	1,630,852	--
	South African Rand	Buy	7/21/11	1,121,843	1,122,448	(605)

South Korean Won	Buy	8/17/11	2,441,655	2,404,334	37,321
Swedish Krona	Buy	8/17/11	3,678,132	3,681,673	(3,541)
Swiss Franc	Buy	8/17/11	3,473,735	3,485,282	(11,547)
Taiwan Dollar	Sell	8/17/11	2,450,028	2,450,028	--
Turkish Lira	Sell	8/17/11	416,552	416,552	--

Deutsche Bank AG
Australian Dollar	Buy	8/17/11	9,117,912	8,866,420	251,492
Brazilian Real	Buy	8/17/11	1,099,293	1,092,468	6,825
British Pound	Sell	8/17/11	5,349,875	5,320,346	(29,529)
Canadian Dollar	Buy	8/17/11	3,599,467	3,594,613	4,854
Chilean Peso	Buy	8/17/11	140,885	139,652	1,233
Czech Koruna	Buy	8/17/11	2,068,488	2,068,488	--
Euro	Sell	8/17/11	11,938,559	11,713,074	(225,485)
Hungarian Forint	Buy	8/17/11	858,334	850,822	7,512
Malaysian Ringgit	Buy	8/17/11	2,153,368	2,163,031	(9,663)
Mexican Peso	Buy	8/17/11	734,500	730,634	3,866
New Zealand Dollar	Sell	7/21/11	759,418	749,191	(10,227)
Norwegian Krone	Sell	8/17/11	1,435,487	1,414,679	(20,808)
Philippines Peso	Buy	8/17/11	1,373,555	1,373,555	--
Polish Zloty	Sell	8/17/11	3,261,170	3,261,170	--
Singapore Dollar	Buy	8/17/11	1,377,239	1,377,239	--
South Korean Won	Buy	8/17/11	3,368,665	3,317,022	51,643
Swedish Krona	Buy	8/17/11	2,801,363	2,745,735	55,628
Swiss Franc	Buy	8/17/11	6,674,381	6,698,767	(24,386)
Taiwan Dollar	Sell	8/17/11	592,394	592,394	--
Turkish Lira	Buy	8/17/11	1,077,178	1,077,178	--

Goldman Sachs International
Australian Dollar	Buy	8/17/11	2,880,576	2,809,236	71,340
British Pound	Sell	8/17/11	7,571,630	7,534,269	(37,361)
Canadian Dollar	Sell	8/17/11	7,483,711	7,307,614	(176,097)
Chilean Peso	Buy	8/17/11	2,246,935	2,229,404	17,531
Euro	Sell	8/17/11	6,714,869	6,588,831	(126,038)
Hungarian Forint	Sell	8/17/11	829,466	829,466	--
Japanese Yen	Sell	8/17/11	5,478,135	5,449,089	(29,046)
Norwegian Krone	Buy	8/17/11	4,061,298	4,041,174	20,124
Polish Zloty	Buy	8/17/11	650,647	650,458	189
South African Rand	Buy	7/21/11	1,819,008	1,831,400	(12,392)
Swedish Krona	Buy	8/17/11	2,680,082	2,626,577	53,505
Swiss Franc	Buy	8/17/11	1,488,063	1,493,554	(5,491)

HSBC Bank USA, National Association
Australian Dollar	Buy	8/17/11	12,266,433	11,974,545	291,888
British Pound	Buy	8/17/11	525,826	522,897	2,929
Euro	Sell	8/17/11	12,488,452	12,256,356	(232,096)
Indian Rupee	Sell	8/17/11	493,906	492,498	(1,408)
Japanese Yen	Sell	8/17/11	4,597,098	4,572,045	(25,053)
New Zealand Dollar	Sell	7/21/11	2,198,567	2,167,456	(31,111)
Norwegian Krone	Sell	8/17/11	2,584,839	2,550,516	(34,323)
Philippines Peso	Buy	8/17/11	1,373,713	1,373,713	--
Singapore Dollar	Buy	8/17/11	1,715,564	1,714,625	939
South Korean Won	Buy	8/17/11	1,595,110	1,573,616	21,494
Swiss Franc	Buy	8/17/11	2,792,916	2,803,942	(11,026)
Taiwan Dollar	Sell	8/17/11	2,693,383	2,693,383	--

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	8/17/11	1,008,063	983,131	24,932
Brazilian Real	Buy	8/17/11	2,434,339	2,417,853	16,486
British Pound	Buy	8/17/11	6,299,922	6,267,592	32,330
Canadian Dollar	Sell	8/17/11	6,420,385	6,269,373	(151,012)
Chilean Peso	Buy	8/17/11	1,243,080	1,234,037	9,043
Czech Koruna	Buy	8/17/11	1,486,021	1,479,633	6,388
Euro	Sell	8/17/11	3,450,751	3,323,563	(127,188)
Hong Kong Dollar	Sell	8/17/11	870,869	870,304	(565)
Hungarian Forint	Buy	8/17/11	563,277	558,297	4,980
Japanese Yen	Sell	8/17/11	3,609,653	3,589,893	(19,760)
Malaysian Ringgit	Buy	8/17/11	1,918,482	1,918,482	--
Mexican Peso	Buy	8/17/11	1,687,955	1,680,137	7,818
New Zealand Dollar	Sell	7/21/11	896,389	883,298	(13,091)
Norwegian Krone	Buy	8/17/11	1,374,798	1,354,697	20,101
Polish Zloty	Buy	8/17/11	1,700,427	1,700,427	--
Russian Ruble	Buy	8/17/11	1,629,865	1,629,604	261
Singapore Dollar	Buy	8/17/11	2,218,541	2,216,452	2,089
South African Rand	Buy	7/21/11	2,683,265	2,701,263	(17,998)
South Korean Won	Buy	8/17/11	2,583,141	2,542,134	41,007
Swedish Krona	Sell	8/17/11	989,869	970,272	(19,597)
Swiss Franc	Sell	8/17/11	2,149,240	2,156,886	7,646
Taiwan Dollar	Sell	8/17/11	2,445,848	2,442,972	(2,876)
Thai Baht	Buy	8/17/11	1,348,945	1,348,945	--
Turkish Lira	Sell	8/17/11	927,340	930,131	2,791

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	8/17/11	6,739,340	6,666,291	73,049
Brazilian Real	Buy	8/17/11	2,503,092	2,489,748	13,344
British Pound	Sell	8/17/11	4,320,658	4,296,672	(23,986)
Canadian Dollar	Sell	8/17/11	4,127,864	4,030,700	(97,164)
Chilean Peso	Buy	8/17/11	1,634,432	1,617,560	16,872
Czech Koruna	Buy	8/17/11	465,238	465,238	--
Euro	Buy	8/17/11	207,805	203,972	3,833
Hungarian Forint	Sell	8/17/11	481,379	481,799	420
Indian Rupee	Sell	8/17/11	2,652,885	2,637,156	(15,729)
Japanese Yen	Sell	8/17/11	7,370,702	7,337,639	(33,063)

	Malaysian Ringgit	Buy	8/17/11	2,254,352	2,254,352	--
	Mexican Peso	Buy	8/17/11	1,725,245	1,717,037	8,208
	New Zealand Dollar	Sell	7/21/11	109,808	94,272	(15,536)
	Norwegian Krone	Buy	8/17/11	3,825,160	3,767,829	57,331
	Polish Zloty	Buy	8/17/11	215,325	215,325	--
	Russian Ruble	Buy	8/17/11	1,632,829	1,632,829	--
	Singapore Dollar	Buy	8/17/11	1,836,128	1,836,128	--
	South African Rand	Buy	7/21/11	524,084	526,965	(2,881)
	South Korean Won	Buy	8/17/11	2,802,722	2,758,865	43,857
	Swedish Krona	Buy	8/17/11	2,225,064	2,180,342	44,722
	Swiss Franc	Buy	8/17/11	3,427,188	3,440,779	(13,591)
	Taiwan Dollar	Sell	8/17/11	2,732,306	2,732,306	--
	Turkish Lira	Buy	8/17/11	170,650	170,650	--

State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	8,929,593	8,805,099	124,494
	Brazilian Real	Buy	8/17/11	2,314,084	2,301,457	12,627
	British Pound	Sell	8/17/11	2,175,183	2,164,434	(10,749)
	Canadian Dollar	Sell	8/17/11	4,360,289	4,258,456	(101,833)
	Euro	Sell	8/17/11	19,288,734	18,922,695	(366,039)
	Hungarian Forint	Sell	8/17/11	2,346,183	2,346,183	--
	Japanese Yen	Sell	8/17/11	1,973,219	1,963,082	(10,137)
	Malaysian Ringgit	Buy	8/17/11	3,925,787	3,925,787	--
	Mexican Peso	Buy	8/17/11	1,599,815	1,592,338	7,477
	Norwegian Krone	Sell	8/17/11	4,225,888	4,162,262	(63,626)
	Philippines Peso	Buy	8/17/11	1,373,808	1,373,808	--
	Polish Zloty	Sell	8/17/11	780,078	780,078	--
	Russian Ruble	Buy	8/17/11	1,635,805	1,635,805	--
	Singapore Dollar	Buy	8/17/11	1,141,789	1,141,789	--
	South African Rand	Buy	7/21/11	1,658,174	1,643,541	14,633
	Swedish Krona	Buy	8/17/11	1,264,781	1,240,065	24,716
	Swiss Franc	Buy	8/17/11	6,432,719	6,458,229	(25,510)
	Taiwan Dollar	Sell	8/17/11	2,266,250	2,266,250	--
	Thai Baht	Buy	8/17/11	1,352,895	1,352,895	--

UBS AG
	Australian Dollar	Buy	8/17/11	9,391,693	9,255,313	136,380
	Brazilian Real	Buy	8/17/11	2,534,678	2,531,152	3,526
	British Pound	Sell	8/17/11	8,721,129	8,680,058	(41,071)
	Canadian Dollar	Sell	8/17/11	1,762	1,722	(40)
	Czech Koruna	Buy	8/17/11	2,837,415	2,837,415	--
	Euro	Sell	8/17/11	16,079,431	15,875,056	(204,375)
	Hungarian Forint	Buy	8/17/11	1,078,876	1,078,876	--
	Indian Rupee	Sell	8/17/11	2,713,742	2,698,844	(14,898)
	Japanese Yen	Sell	8/17/11	5,226,416	5,199,630	(26,786)
	Mexican Peso	Buy	8/17/11	1,485,561	1,480,950	4,611
	New Zealand Dollar	Sell	7/21/11	1,779,056	1,751,557	(27,499)
	Norwegian Krone	Buy	8/17/11	578,735	593,995	(15,260)
	Polish Zloty	Buy	8/17/11	819,577	819,577	--
	Russian Ruble	Buy	8/17/11	1,633,215	1,633,215	--
	Singapore Dollar	Buy	8/17/11	1,117,360	1,117,360	--
	South African Rand	Buy	7/21/11	624,097	617,685	6,412
	South Korean Won	Buy	8/17/11	3,421,613	3,366,364	55,249
	Swedish Krona	Sell	8/17/11	787,744	772,101	(15,643)
	Swiss Franc	Buy	8/17/11	3,464,450	3,478,396	(13,946)
	Taiwan Dollar	Sell	8/17/11	3,380,537	3,383,919	3,382
	Thai Baht	Buy	8/17/11	1,331,683	1,331,683	--
	Turkish Lira	Buy	8/17/11	35,303	35,412	(109)

Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	7,219,471	7,033,876	185,595
	British Pound	Sell	8/17/11	5,477,704	5,450,710	(26,994)
	Canadian Dollar	Buy	8/17/11	2,825,998	2,760,003	65,995
	Euro	Sell	8/17/11	24,302,183	23,846,447	(455,736)
	Japanese Yen	Sell	8/17/11	2,798,330	2,783,871	(14,459)
	New Zealand Dollar	Buy	7/21/11	409,261	403,477	5,784
	Norwegian Krone	Sell	8/17/11	3,372,008	3,323,422	(48,586)
	Swedish Krona	Sell	8/17/11	1,904,801	1,867,757	(37,044)
	Swiss Franc	Buy	8/17/11	3,470,045	3,483,597	(13,552)

Total						$(1,900,625)

Putnam Asset Allocation Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	46	$4,538,516	Jul-11	$(59,513)
Australian Government Treasury Bond 10 yr (Long)	26	2,644,435	Sep-11	(10,587)
Australian Government Treasury Bond 10 yr (Short)	73	7,424,760	Sep-11	46,646
Canadian Government Bond 10 yr (Short)	108	13,897,483	Sep-11	161,408
DAX Index (Short)	21	5,634,540	Sep-11	(220,001)
Euro STOXX 50 Index (Short)	544	22,496,010	Sep-11	(799,637)
Euro-Bobl 5 yr (Short)	8	1,354,193	Sep-11	(1,772)
Euro-Bund 10 yr (Long)	91	16,579,923	Sep-11	(57,563)
Euro-CAC 40 Index (Short)	221	12,769,897	Jul-11	(569,989)
Euro-Dollar 90 day (Short)	589	146,344,413	Jun-12	(341,124)
Euro-Schatz 2 yr (Long)	11	1,717,868	Sep-11	1,478
Euro-Swiss Franc 3 Month (Short)	19	5,638,381	Dec-11	(22,358)
Euro-Swiss Franc 3 Month (Short)	19	5,628,206	Jun-12	(36,997)
Euro-Swiss Franc 3 Month (Short)	19	5,615,204	Dec-12	(43,989)
Euro-Swiss Franc 3 Month (Short)	19	5,633,859	Mar-12	(29,410)
Euro-Swiss Franc 3 Month (Short)	19	5,641,773	Sep-11	(13,879)
FTSE 100 Index (Long)	237	22,477,405	Sep-11	55,078
FTSE 100 Index (Short)	151	14,321,047	Sep-11	(358,299)
FTSE/MIB Index (Long)	99	14,527,892	Sep-11	1,802
IBEX 35 Index (Long)	23	3,430,771	Jul-11	125,819
Japanese Government Bond 10 yr (Long)	6	10,516,217	Sep-11	20,098
Japanese Government Bond 10 yr Mini (Short)	16	2,805,915	Sep-11	(5,957)
MSCI EAFE Index E-Mini (Long)	67	5,748,265	Sep-11	203,546
OMXS 30 Index (Short)	315	5,562,154	Jul-11	(56,120)
Russell 2000 Index Mini (Short)	67	5,530,180	Sep-11	(280,529)
S&P 500 Index (Long)	11	3,617,625	Sep-11	102,984
S&P 500 Index E-Mini (Long)	2539	167,002,725	Sep-11	5,568,028
S&P 500 Index E-Mini (Short)	97	6,380,175	Sep-11	(32,047)
S&P Mid Cap 400 Index E-Mini (Long)	337	32,908,050	Sep-11	1,317,274
SGX MSCI Singapore Index (Short)	38	2,231,670	Jul-11	(42,912)
SPI 200 Index (Short)	79	9,750,779	Sep-11	(163,566)
Tokyo Price Index (Short)	183	19,318,814	Sep-11	(839,695)
U.K. Gilt 10 yr (Long)	187	36,101,663	Sep-11	(256,843)
U.S. Treasury Bond 20 yr (Long)	988	121,554,875	Sep-11	(1,104,854)
U.S. Treasury Bond 30 yr (Long)	73	9,216,250	Sep-11	(74,764)
U.S. Treasury Bond 30 yr (Short)	598	75,497,500	Sep-11	1,147,622
U.S. Treasury Note 2 yr (Long)	423	92,782,406	Sep-11	(20,257)
U.S. Treasury Note 2 yr (Short)	300	65,803,125	Sep-11	(87,195)
U.S. Treasury Note 5 yr (Long)	294	35,043,422	Sep-11	210,754
U.S. Treasury Note 5 yr (Short)	11	1,311,148	Sep-11	(10,708)
U.S. Treasury Note 10 yr (Long)	569	69,604,703	Sep-11	(877,957)
U.S. Treasury Note 10 yr (Short)	143	17,492,922	Sep-11	85,166

Total				$2,629,181

Putnam Asset Allocation Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $25,223,228) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing May 3, 2026.	$23,092,447	Apr-16/5.02	$1,498,238
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 5.02% versus the
three month USD-LIBOR-BBA maturing May 3, 2026.	23,092,447	Apr-16/5.02	1,670,739
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	6,523,000	Aug-11/4.475	261
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	6,523,000	Aug-11/4.475	657,714
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	9,568,000	Aug-11/4.49	287
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	9,568,000	Aug-11/4.49	979,668
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	4,784,000	Aug-11/4.55	96
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	4,784,000	Aug-11/4.55	514,950
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	4,305,000	Aug-11/4.7	7
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	4,305,000	Aug-11/4.7	524,952
Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 2.24% versus the
three month USD-LIBOR-BBA maturing December 8, 2016.	14,823,538	Dec-11/2.24	229,913
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 2.24% versus the
three month USD-LIBOR-BBA maturing December 8, 2016.	14,823,538	Dec-11/2.24	150,904
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,469,460	Feb-15/5.27	255,030
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,469,460	Feb-15/5.27	489,954
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,574,340	Feb-15/5.36	69,888
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,574,340	Feb-15/5.36	148,051
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.46	4
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,908,000	Jul-11/4.46	1,948,658
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	2
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	1,921,085
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.525	2
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,908,000	Jul-11/4.525	2,056,807
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	1
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	981,910
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	28,362,000	Jul-11/4.745	1
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.	28,362,000	Jul-11/4.745	3,615,021
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 5.12% versus the

three month USD-LIBOR-BBA maturing June 6, 2021.	6,724,074	Jun-16/5.12	225,951
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing June 6, 2021.	6,724,074	Jun-16/4.12	184,502
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 4.89% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	6,616,660	Jun-16/4.89	247,463
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 4.39% versus the
three month USD-LIBOR-BBA maturing June 6, 2021.	6,616,660	Jun-16/4.39	215,703
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.575% versus the three month USD-LIBOR-BBA maturing
June 6, 2021.	6,574,650	Jun-16/4.575	283,565
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.575%
versus the three month USD-LIBOR-BBA maturing June 6, 2021.	6,574,650	Jun-16/4.575	237,148
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.815% versus the three month USD-LIBOR-BBA maturing
June 10, 2026.	2,998,911	Jun-16/4.815	216,461
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing June 10, 2026.	2,998,911	Jun-16/4.815	192,590
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	12,203,000	May-12/5.51	29,287
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.	12,203,000	May-12/5.51	1,931,491
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 2.065% versus the
three month USD-LIBOR-BBA maturing September 8, 2016.	4,597,118	Sep-11/2.065	48,408
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 2.065% versus the
three month USD-LIBOR-BBA maturing September 8, 2016.	4,597,118	Sep-11/2.065	27,813
Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	158,406	May-16/4.60	6,740
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	158,406	May-16/4.60	5,799
Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate of
4.86% versus the three month USD-LIBOR-BBA maturing
June 1, 2021.	159,199	May-16/4.86	6,023
Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
4.36% versus the three month USD-LIBOR-BBA maturing
June 1, 2021.	159,199	May-16/4.36	5,080
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing June 1, 2021.	161,689	May-16/5.11	5,453
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing June 1, 2021.	161,689	May-16/4.11	4,407
Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.	4,190,064	May-16/4.7575	165,340
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.	4,190,064	May-16/4.7575	168,315
Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate of
2.31% versus the three month USD-LIBOR-BBA maturing
December 1, 2016.	4,677,417	Nov-11/2.31	61,555
Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.31% versus the three month USD-LIBOR-BBA maturing
December 1, 2016.	4,677,417	Nov-11/2.31	55,989
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing May 15, 2016.	6,398,663	May-16/4.7575	253,963
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 4.745% versus the
three month USD-LIBOR-BBA maturing May 15, 2016.	6,398,663	May-16/4.7575	255,243
Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing May 23, 2021.	8,872,918	May-16/4.765	349,770
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing May 23, 2021.	8,872,918	May-16/4.765	357,312
Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate of
4.77% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.	15,996,658	May-16/4.77	627,709
Option on an interest rate swap with Credit Suisse

International for the obligation to pay a fixed rate of
4.77% versus the three month USD-LIBOR-BBA maturing
May 15, 2016.		15,996,658	May-16/4.77	647,065
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	14,050,000	Dec-11/0.578	17,320
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	14,050,000	Dec-11/0.602	20,703
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	14,050,000	Jan-12/0.70175	32,137
Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	14,050,000	Jan-12/0.722	35,705

Total				$24,636,153

Putnam Asset Allocation Balanced Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $12,633,047) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2041	$3,000,000	7/15/11	$3,244,922
FNMA, 5s, June 1, 2041	2,000,000	7/26/11	2,128,047
FNMA, 4 1/2s, July 1, 2041	6,000,000	7/15/11	6,207,656
FNMA, 4s, July 1, 2041	1,000,000	7/15/11	1,000,000

Total			$12,580,625

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,486,400		$(1,351)	2/7/41	4.401%	3 month USD-LIBOR-BBA	$(114,361)

AUD	1,480,000		--	4/18/21	6.1%	6 month AUD-BBR-BBSW	(35,170)

CAD	2,360,000		--	6/28/21	3.25%	3 month CAD-BA-CDOR	31,549

EUR	9,000,000		--	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	6,386

GBP	5,936,000		--	6/29/20	6 month GBP-LIBOR-BBA	3.355%	(32,780)

GBP	1,810,000		--	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	--

GBP	13,670,000		--	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(262,001)

GBP	6,110,000		--	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(372,544)

GBP	8,890,000	(E)	--	2/3/31	6 month GBP-LIBOR-BBA	4.87%	(5,714)

Barclays Bank PLC
	$85,352,900		(17,702)	6/17/13	3 month USD-LIBOR-BBA	0.64%	(60,033)

	66,121,900		(121,374)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(287,652)

	72,204,300		(174,466)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(396,354)

	14,906,600		(30,565)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(82,304)

	13,903,100		(51,850)	6/17/41	3 month USD-LIBOR-BBA	4.04%	(104,322)

	2,100,000		--	6/20/16	1.8125%	3 month USD-LIBOR-BBA	17,811

	600,000		--	6/20/41	3.91625%	3 month USD-LIBOR-BBA	15,689

	19,262,600		--	3/10/18	3.06%	3 month USD-LIBOR-BBA	(759,698)

	2,782,000		--	6/23/20	2.955%	3 month USD-LIBOR-BBA	29,622

	3,973,100		--	6/24/21	3.103%	3 month USD-LIBOR-BBA	50,992

	34,160,000		--	6/27/20	2.89485%	3 month USD-LIBOR-BBA	548,464

	12,510,000		--	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(397,134)

	5,983,000		--	6/28/13	0.628%	3 month USD-LIBOR-BBA	6,515

	8,721,000		--	6/28/21	3 month USD-LIBOR-BBA	3.042%	(162,882)

	5,080,000		--	6/28/41	3.885%	3 month USD-LIBOR-BBA	165,236

	1,690,000		--	6/28/41	3 month USD-LIBOR-BBA	3.88%	(56,475)

	4,860,000		--	6/28/20	2.855%	3 month USD-LIBOR-BBA	94,054

	15,020,000		--	6/29/20	2.841084%	3 month USD-LIBOR-BBA	306,495

	6,680,000		--	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(251,632)

	5,950,000		--	6/29/13	3 month USD-LIBOR-BBA	0.6425%	(4,688)

	5,300,000		--	6/30/13	0.66%	3 month USD-LIBOR-BBA	2,406

	4,000,000		--	6/30/20	0.66%	3 month USD-LIBOR-BBA	68,667

	3,700,000		--	6/30/14	3 month USD-LIBOR-BBA	3.92%	(96,895)

	8,760,000		(11,568)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(399,270)

	62,670,300		1,260	5/4/13	3 month USD-LIBOR-BBA	0.78%	222,120

	23,699,400		11,533	5/4/16	3 month USD-LIBOR-BBA	2.15%	306,457

AUD	3,300,000		--	6/29/21	5.735%	6 month AUD-BBR-BBSW	28,165

AUD	6,600,000		--	6/30/16	5.42%	6 month AUD-BBR-BBSW	22,663

AUD	15,650,000		--	3/21/16	5.57%	6 month AUD-BBR-BBSW	(98,084)

AUD	11,890,000		--	3/21/21	6 month AUD-BBR-BBSW	5.88%	82,609

AUD	2,330,000		--	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(49,215)

EUR	15,910,000		--	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	(3,706)

EUR	19,887,500		--	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	28,524

EUR	131,000		--	2/9/21	3.53%	6 month EUR-EURIBOR-REUTERS	(4,034)

GBP	16,730,000		--	4/6/16	6 month GBP-LIBOR-BBA	3.05%	871,153

GBP	5,690,000		--	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(315,142)

GBP	6,920,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(419,013)

GBP	8,200,000	(E)	--	2/3/31	6 month GBP-LIBOR-BBA	4.86%	(12,517)

GBP	19,140,000		--	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(379,000)

GBP	8,010,000		--	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(40,754)

GBP	8,010,000		--	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(40,207)

Citibank, N.A.
	$81,115,900		(25,665)	6/28/19	3 month USD-LIBOR-BBA	3.04%	814,112

	125,935		--	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(2,217)

	1,300,000		--	4/7/41	4.3%	3 month USD-LIBOR-BBA	(65,507)

	29,700,000		--	3/4/13	3 month USD-LIBOR-BBA	0.88625%	238,649

GBP	16,730,000		--	4/5/16	6 month GBP-LIBOR-BBA	3.075%	905,389

GBP	5,690,000		--	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(281,233)

GBP	32,620,000		--	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(1,848,781)

GBP	9,680,000		--	8/3/20	6 month GBP-LIBOR-BBA	3.885%	761,965

GBP	40,770,000		--	8/3/12	6 month GBP-LIBOR-BBA	1.61%	431,817

SEK	7,950,000		--	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(10,351)

SEK	18,860,000		--	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	104,553

SEK	8,530,000		--	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(52,006)

SEK	9,610,000		--	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(21,392)

SEK	7,950,000		--	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(10,647)

SEK	13,690,000		--	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(76,364)

Credit Suisse International
	$5,278,600		(1,516)	5/27/21	3.21%	3 month USD-LIBOR-BBA	(694)

	16,800,000	(E)	--	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(66,864)

	32,977,100		(6,747)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(960,605)

	31,200,000		--	5/6/13	3 month USD-LIBOR-BBA	0.75375%	93,013

	73,398,400		(7,435)	5/27/13	3 month USD-LIBOR-BBA	0.72%	118,423

CHF	3,220,000		--	6/14/21	6 month CHF-LIBOR-BBA	2.075%	(11,018)

CHF	1,620,000		--	5/13/21	2.225%	6 month CHF-LIBOR-BBA	(25,328)

CHF	1,620,000		--	5/16/21	2.185%	6 month CHF-LIBOR-BBA	(17,843)

CHF	28,000,000		--	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(152,719)

CHF	3,220,000		--	5/20/21	2.24%	6 month CHF-LIBOR-BBA	(53,777)

EUR	1,440,000		--	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(60,866)

GBP	9,810,000		--	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(599,882)

GBP	5,420,000		--	2/3/21	6 month GBP-LIBOR-BBA	3.93%	422,061

MXN	30,380,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(50,715)

SEK	13,690,000		--	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(81,920)

SEK	3,570,000		--	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	20,029

SEK	10,010,000		--	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(46,352)

SEK	23,600,000		--	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	126,404

Deutsche Bank AG
	$59,321,000		(73,315)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(2,583,933)

	69,044,300		(182,018)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(4,579,612)

	8,594,000		--	7/1/16	3 month USD-LIBOR-BBA	1.955%	(23,548)

	1,015,800		2,380	7/27/20	3 month USD-LIBOR-BBA	2.94%	564

	71,281,100		12,567	12/31/14	1.91%	3 month USD-LIBOR-BBA	(1,360,751)

	139,700,000		--	1/8/14	2.375%	3 month USD-LIBOR-BBA	(6,592,226)

EUR	20,950,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(395,914)

KRW	2,024,000,000		--	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(18,410)

KRW	2,024,000,000		--	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(20,898)

KRW	2,007,000,000		--	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(20,868)

MXN	30,380,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(40,027)

Goldman Sachs International
	$153,936,000		(870,226)	2/15/25	3 month USD-LIBOR-BBA	4.2%	10,780,187

	16,400,000		--	6/7/41	3 month USD-LIBOR-BBA	3.97%	(249,466)

	2,599,000		--	7/1/14	1.105%	3 month USD-LIBOR-BBA	1,377

	601,000		--	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(4,718)

	14,323,000		--	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(33,946)

	15,527,100	(E)	--	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(52,792)

	48,325,000		(212,712)	5/3/21	3.39%	3 month USD-LIBOR-BBA	(1,107,877)

	48,327,300		139,672	5/9/21	3.3%	3 month USD-LIBOR-BBA	(336,920)

	10,565,400		67,507	5/9/41	4.09%	3 month USD-LIBOR-BBA	(30,147)

	23,686,500		14,093	5/20/13	3 month USD-LIBOR-BBA	0.71%	55,195

	8,485,000		21,507	5/20/16	3 month USD-LIBOR-BBA	2.00%	52,176

CHF	21,200,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(127,450)

CHF	3,220,000		--	5/5/21	6 month CHF-LIBOR-BBA	2.3725%	104,252

EUR	10,850,000		--	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	20,159

EUR	19,887,500		--	6/17/13	1 year EUR-EONIA-OIS-COMPOUND	1.665%	(22,738)

EUR	19,887,500		--	6/17/13	1.92%	3 month EUR-EURIBOR-REUTERS	29,446

EUR	18,660,000		--	6/20/13	1.91%	3 month EUR-EURIBOR-REUTERS	35,175

EUR	18,660,000		--	6/20/13	1 year EUR-EONIA-OIS-COMPOUND	1.615%	(58,902)

EUR	6,910,000		--	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	(12,814)

EUR	11,940,000		--	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(33,315)

GBP	3,350,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(211,931)

KRW	1,940,000,000		--	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(18,811)

SEK	14,100,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(56,511)

SEK	23,600,000		--	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	119,063

JPMorgan Chase Bank, N.A.
	$8,374,100		25,771	2/18/41	4.43%	3 month USD-LIBOR-BBA	(644,224)

	8,686,500		--	3/9/26	3 month USD-LIBOR-BBA	4.07%	453,247

	32,995,900		(15,780)	3/11/13	3 month USD-LIBOR-BBA	0.91%	259,151

	33,500,000	(E)	--	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(137,602)

	14,200,000	(E)	--	3/22/13	1.185%	3 month USD-LIBOR-BBA	(60,225)

	118,568,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	(14,647,896)

	38,200,000		--	6/10/13	3 month USD-LIBOR-BBA	0.5775%	(58,426)

	9,400,000		--	6/10/21	3.061%	3 month USD-LIBOR-BBA	140,346

	400,000		--	6/10/41	3.933%	3 month USD-LIBOR-BBA	8,849

	1,400,000		--	6/10/16	3 month USD-LIBOR-BBA	1.7525%	(14,551)

	25,306,200		--	7/5/16	1.9375%	3 month USD-LIBOR-BBA	--

CAD	2,470,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	25,504

EUR	15,910,000		--	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	7,031

EUR	15,910,000		--	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	4,692

JPY	531,000,000		--	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(183,044)

JPY	982,870,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(104,452)

JPY	980,150,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	62,550

JPY	372,000,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	37,075

JPY	500,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	31,571

MXN	4,340,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(4,946)

MXN	7,830,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(22,442)

UBS, AG
AUD	1,670,000	(E)	--	4/11/21	6 month AUD-BBR-BBSW	6.65%	20,877

AUD	1,670,000		--	4/12/21	6 month AUD-BBR-BBSW	6.61%	18,529

CHF	16,257,000		--	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(106,768)

Total							$(24,510,755)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$106,419	$--	1/12/39	(5.50%) 1 month	Synthetic TRS	$(257)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

110,640	--	1/12/40	5.00% (1 month	Synthetic TRS	825
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

106,419	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(257)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

110,640	--	1/12/40	5.00% (1 month	Synthetic TRS	825
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

325,935	--	1/12/40	(4.50%) 1 month	Synthetic TRS	(2,141)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

Barclays Bank PLC
1,262,388	--	1/12/41	(5.00%) 1 month	Synthetic MBX	(1,618)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

218,290	--	1/12/40	(5.00%) 1 month	Synthetic TRS	(1,628)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

86,718	--	1/12/40	5.00% (1 month	Synthetic TRS	647
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

33,078	--	1/12/40	4.50% (1 month	Synthetic TRS	217
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

263,144	--	1/12/40	5.00% (1 month	Synthetic TRS	1,963
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

150,261	--	1/12/40	5.00% (1 month	Synthetic TRS	1,121
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

62,450	--	1/12/41	(5.00%) 1 month	Synthetic TRS	(475)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

403,687	--	1/12/40	5.00% (1 month	Synthetic TRS	3,011
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

494,891	--	1/12/40	5.00% (1 month	Synthetic TRS	3,691
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

176,683	--	1/12/40	4.50% (1 month	Synthetic TRS	1,161
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

100,813	--	1/12/41	5.00% (1 month	Synthetic TRS	767
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,700,000	--	4/7/16	(2.63%)	USA Non Revised	(24,933)
				Consumer Price
				Index- Urban
				(CPI-U)

106,419	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(257)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

106,844	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(258)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

110,640	--	1/12/40	5.00% (1 month	Synthetic TRS	825
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae

				pools

256,256	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(619)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

265,427	--	1/12/40	4.50% (1 month	Synthetic TRS	1,744
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

42,993	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(104)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

38,362	--	1/12/41	(5.00%) 1 month	Synthetic TRS	(292)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

38,126	--	1/12/40	5.00% (1 month	Synthetic TRS	284
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

5,592,565	--	1/12/40	5.00% (1 month	Synthetic TRS	41,713
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

176,426	--	1/12/40	5.00% (1 month	Synthetic TRS	1,316
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

233,156	--	1/12/40	4.50% (1 month	Synthetic TRS	1,532
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

494,550	--	1/12/40	(4.50%) 1 month	Synthetic TRS	(3,249)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

1,650,651	--	1/12/40	4.50% (1 month	Synthetic MBX	(5,278)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

825,316	--	1/12/40	5.00% (1 month	Synthetic TRS	6,156
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,946,954	--	1/12/41	5.00% (1 month	Synthetic MBX	6,340
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

1,990,029	--	1/12/40	5.00% (1 month	Synthetic TRS	14,843
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

5,043,498	--	1/12/41	4.50% (1 month	Synthetic MBX	(15,341)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

2,508,095	--	1/12/40	5.00% (1 month	Synthetic TRS	18,707
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

2,415,042	--	1/12/41	5.00% (1 month	Synthetic MBX	3,095
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

264,681	--	1/12/41	4.50% (1 month	Synthetic MBX	(805)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

259,615	--	1/12/41	5.00% (1 month	Synthetic MBX	333
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

298,280	--	1/12/40	5.00% (1 month	Synthetic MBX	(270)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

968,102	--	1/12/40	5.00% (1 month	Synthetic MBX	(877)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

701,967	--	1/12/40	5.00% (1 month	Synthetic MBX	(636)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

1,013,104	--	1/12/39	5.50% (1 month	Synthetic TRS	2,445
			USD-LIBOR)	Index 5.50% 30

					year Fannie Mae
					pools

Citibank, N.A.
	103,864	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(251)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

	112,141	--	1/12/40	4.50% (1 month	Synthetic TRS	737
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	800,647	--	1/12/40	5.00% (1 month	Synthetic TRS	5,972
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	999,604	--	1/12/41	(4.50%) 1 month	Synthetic MBX	3,040
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

	1,061,655	--	1/12/41	5.00% (1 month	Synthetic MBX	1,361
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

basket	925	--	4/11/12	(3 month USD-	A basket	797,127
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

GBP	5,450,000	--	5/18/13	(3.38%)	GBP Non-revised	250,843
					UK Retail Price
					Index

units	20,628	--	4/11/12	3 month USD-	Russell 2000	40,258
				LIBOR-BBA minus	Total Return
				0.05%	Index

Credit Suisse International
	$1,068,730	--	1/12/41	4.50% (1 month	Synthetic MBX	(3,251)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	6,000,596	(15,939)	1/12/41	4.50% (1 month	Synthetic MBX	(22,616)
				USD-LIBOR)	Index 4.50% 30
					year Ginnie Mae
					II pools

	110,640	--	1/12/40	5.00% (1 month	Synthetic TRS	825
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	106,844	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(258)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

Goldman Sachs International
	2,725,000	--	7/28/11	(0.685%)	USA Non Revised	77,150
					Consumer Price
					Index- Urban
					(CPI-U)

	2,725,000	--	7/29/11	(0.76%)	USA Non Revised	75,462
					Consumer Price
					Index- Urban
					(CPI-U)

	2,725,000	--	7/30/11	(0.73%)	USA Non Revised	76,635
					Consumer Price
					Index- Urban
					(CPI-U)

	2,690,000	--	3/1/16	2.47%	USA Non Revised	(10,574)
					Consumer Price
					Index- Urban
					(CPI-U)

	2,017,500	--	3/3/16	2.45%	USA Non Revised	(9,837)
					Consumer Price
					Index- Urban
					(CPI-U)

	77,047	--	1/12/39	(5.50%) 1 month	Synthetic TRS	(186)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

	465,754	--	1/12/40	(5.00%) 1 month	Synthetic TRS	(3,474)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

	2,137,461	--	1/12/41	4.50% (1 month	Synthetic MBX	(6,501)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

baskets	476	--	9/26/11	(1 month USD-	A basket	6,485
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	804,010	--	10/20/11	(3 month USD-	iShares MSCI	(1,379,753)

	LIBOR-BBA plus	Emerging Markets
	5 bp)	Index

Total			$(46,540)

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	$(961,088)		$42,715,000	6/20/16	500 bp	$(220,077)

Barclays Bank PLC
DJ CDX NA HY Series 16
Version 1 Index	B+	(13,344)		610,000	6/20/16	500 bp	(2,762)

Citibank, N.A.
DJ CDX EM Series 11
Index	--	(8,100)		300,000	6/20/14	(500 bp)	(35,879)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(13,976)		1,570,000	12/20/19	(100 bp)	149,976

DJ CDX NA HY Series 16
Version 1 Index	B+	(524,597)		25,435,000	6/20/16	500 bp	(83,356)

Deutsche Bank AG
DJ CDX EM Series 11
Index	--	(37,840)		1,720,000	6/20/14	(500 bp)	(197,108)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	580,000	9/20/13	715 bp	102,530

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	800,000	9/20/13	477 bp	78,564

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	800,000	9/20/13	535 bp	93,333

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$605,000	9/20/13	495 bp	47,190

Lighthouse
International Co, SA,
8%, 4/30/14	Ca	--	EUR	745,000	3/20/13	680 bp	(573,351)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	(387,788)		$17,235,000	6/20/16	500 bp	(88,798)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(25,334)	EUR	2,129,000	12/20/14	(500 bp)	(183,961)

Total							$(913,699)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at Jun 30, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Asset Allocation Conservative Portfolio

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $210,007,610) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	8/17/11	$2,394,363	$2,335,278	$(59,085)
	Brazilian Real	Buy	8/17/11	540,259	539,797	462
	British Pound	Sell	8/17/11	5,117,824	5,092,449	(25,375)
	Canadian Dollar	Sell	8/17/11	3,452,984	3,372,791	(80,193)
	Chilean Peso	Buy	8/17/11	407,750	404,869	2,881
	Czech Koruna	Buy	8/17/11	313,725	313,724	1
	Euro	Sell	8/17/11	796,851	780,793	(16,058)
	Japanese Yen	Sell	8/17/11	1,776,471	1,766,855	(9,616)
	Mexican Peso	Buy	8/17/11	592,457	589,563	2,894
	Norwegian Krone	Sell	8/17/11	1,298,933	1,279,638	(19,295)
	Russian Ruble	Buy	8/17/11	330,331	330,331	--
	Singapore Dollar	Sell	8/17/11	766,006	766,006	--
	South African Rand	Buy	7/21/11	323,233	323,434	(201)
	South Korean Won	Buy	8/17/11	1,017,416	1,002,280	15,136
	Swedish Krona	Sell	8/17/11	2,307,297	2,261,760	(45,537)
	Swiss Franc	Sell	8/17/11	1,075,096	1,075,244	148
	Taiwan Dollar	Sell	8/17/11	171,411	171,411	--
	Turkish Lira	Buy	8/17/11	43,569	43,569	--

Barclays Bank PLC
	Australian Dollar	Buy	8/17/11	70,633	70,061	572
	Brazilian Real	Buy	8/17/11	599,753	596,706	3,047
	British Pound	Sell	8/17/11	386,860	384,657	(2,203)
	Canadian Dollar	Buy	8/17/11	1,857,425	1,838,638	18,787
	Chilean Peso	Sell	8/17/11	294,912	290,790	(4,122)
	Czech Koruna	Sell	8/17/11	391,538	391,538	--
	Euro	Sell	8/17/11	578,460	567,399	(11,061)
	Hungarian Forint	Sell	8/17/11	691,417	691,417	--
	Indian Rupee	Sell	8/17/11	553,436	550,276	(3,160)
	Japanese Yen	Sell	8/17/11	2,905,640	2,889,876	(15,764)
	Malaysian Ringgit	Buy	8/17/11	688,290	688,290	--
	Mexican Peso	Buy	8/17/11	581,254	579,200	2,054
	New Zealand Dollar	Buy	7/21/11	35,710	35,654	56
	Norwegian Krone	Sell	8/17/11	4,911	4,837	(74)
	Philippines Peso	Buy	8/17/11	278,603	278,603	--
	Polish Zloty	Buy	8/17/11	515,997	515,997	--
	Russian Ruble	Buy	8/17/11	330,331	330,331	--
	Singapore Dollar	Buy	8/17/11	916,487	916,487	--
	South Korean Won	Buy	8/17/11	617,409	607,776	9,633
	Swedish Krona	Sell	8/17/11	1,654,198	1,620,767	(33,431)
	Swiss Franc	Buy	8/17/11	602,844	605,264	(2,420)
	Taiwan Dollar	Sell	8/17/11	333,519	333,519	--
	Thai Baht	Buy	8/17/11	270,562	270,562	--
	Turkish Lira	Sell	8/17/11	224,885	224,885	--

Citibank, N.A.
	Australian Dollar	Buy	8/17/11	768,744	749,666	19,078
	Brazilian Real	Sell	8/17/11	3,040,751	3,038,150	(2,601)
	British Pound	Sell	8/17/11	404,685	402,671	(2,014)
	Canadian Dollar	Sell	8/17/11	1,373,087	1,340,886	(32,201)
	Chilean Peso	Buy	8/17/11	586,805	578,467	8,338
	Czech Koruna	Buy	8/17/11	313,545	313,545	--
	Danish Krone	Buy	7/21/11	848,473	847,823	650
	Euro	Buy	8/17/11	1,468,556	1,447,821	20,735
	Hungarian Forint	Buy	8/17/11	304,500	304,500	--
	Japanese Yen	Sell	8/17/11	1,272,826	1,266,046	(6,780)
	Mexican Peso	Buy	8/17/11	1,057,246	1,054,304	2,942
	New Zealand Dollar	Sell	7/21/11	50,176	50,063	(113)
	Norwegian Krone	Sell	8/17/11	1,497,713	1,475,909	(21,804)
	Polish Zloty	Sell	8/17/11	735,210	735,210	--
	Singapore Dollar	Buy	8/17/11	665,494	665,494	--
	South African Rand	Buy	7/21/11	628,081	629,810	(1,729)
	South Korean Won	Buy	8/17/11	505,427	498,446	6,981
	Swedish Krona	Buy	8/17/11	1,488,373	1,460,065	28,308
	Swiss Franc	Buy	8/17/11	2,402,568	2,412,499	(9,931)
	Taiwan Dollar	Sell	8/17/11	25,895	25,895	--
	Turkish Lira	Buy	8/17/11	170,102	170,102	--

Credit Suisse AG
	Australian Dollar	Sell	8/17/11	1,320,255	1,286,413	(33,842)
	Brazilian Real	Buy	8/17/11	727,999	726,962	1,037
	British Pound	Buy	8/17/11	146,458	145,760	698
	Canadian Dollar	Buy	8/17/11	340,136	331,904	8,232
	Czech Koruna	Sell	8/17/11	17,553	17,553	--
	Euro	Sell	8/17/11	1,329,052	1,342,904	13,852
	Indian Rupee	Sell	8/17/11	757,760	753,433	(4,327)
	Japanese Yen	Buy	8/17/11	2,118,721	2,108,503	10,218
	Malaysian Ringgit	Buy	8/17/11	367,745	367,745	--
	Mexican Peso	Sell	8/17/11	617,652	615,845	(1,807)
	Norwegian Krone	Buy	8/17/11	1,403,892	1,383,340	20,552
	Polish Zloty	Sell	8/17/11	276,672	276,672	--
	Russian Ruble	Buy	8/17/11	330,225	330,225	--
	South African Rand	Buy	7/21/11	190,552	190,655	(103)
	South Korean Won	Buy	8/17/11	101,135	99,589	1,546
	Swedish Krona	Buy	8/17/11	560,077	560,545	(468)

Swiss Franc	Buy	8/17/11	527,013	528,764	(1,751)
Taiwan Dollar	Sell	8/17/11	747,900	747,900	--
Turkish Lira	Buy	8/17/11	213,640	213,640	--

Deutsche Bank AG
Australian Dollar	Sell	8/17/11	267,807	260,420	(7,387)
Brazilian Real	Sell	8/17/11	82,263	81,752	(511)
British Pound	Sell	8/17/11	2,210,192	2,197,992	(12,200)
Canadian Dollar	Buy	8/17/11	373,932	373,816	116
Chilean Peso	Buy	8/17/11	109,571	108,612	959
Czech Koruna	Buy	8/17/11	475,712	475,712	--
Euro	Sell	8/17/11	1,938,401	1,901,790	(36,611)
Hungarian Forint	Buy	8/17/11	366,779	363,569	3,210
Malaysian Ringgit	Buy	8/17/11	892,910	896,916	(4,006)
Mexican Peso	Buy	8/17/11	634,324	630,985	3,339
New Zealand Dollar	Sell	7/21/11	297,419	296,896	(523)
Norwegian Krone	Sell	8/17/11	780,090	768,783	(11,307)
Philippines Peso	Buy	8/17/11	276,542	276,542	--
Polish Zloty	Sell	8/17/11	491,527	491,527	--
Singapore Dollar	Buy	8/17/11	626,425	626,425	--
South Korean Won	Buy	8/17/11	1,207,828	1,189,311	18,517
Swedish Krona	Buy	8/17/11	1,425,047	1,396,749	28,298
Swiss Franc	Sell	8/17/11	452,966	454,621	1,655
Taiwan Dollar	Sell	8/17/11	259,972	259,972	--
Turkish Lira	Buy	8/17/11	182,370	182,370	--

Goldman Sachs International
Australian Dollar	Buy	8/17/11	3,657,856	3,567,266	90,590
British Pound	Sell	8/17/11	2,692,763	2,679,476	(13,287)
Canadian Dollar	Sell	8/17/11	2,971,963	2,902,031	(69,932)
Chilean Peso	Buy	8/17/11	441,246	437,803	3,443
Euro	Sell	8/17/11	5,212,235	5,114,396	(97,839)
Hungarian Forint	Sell	8/17/11	737,600	737,600	--
Japanese Yen	Sell	8/17/11	1,347,918	1,340,771	(7,147)
Norwegian Krone	Buy	8/17/11	447,704	445,485	2,219
Polish Zloty	Sell	8/17/11	306,772	306,205	(567)
South African Rand	Buy	7/21/11	702,256	702,511	(255)
Swedish Krona	Buy	8/17/11	1,016,974	996,672	20,302
Swiss Franc	Buy	8/17/11	750,222	752,990	(2,768)

HSBC Bank USA, National Association
Australian Dollar	Buy	8/17/11	3,912,554	3,819,452	93,102
British Pound	Sell	8/17/11	2,212,095	2,199,775	(12,320)
Euro	Sell	8/17/11	2,330,373	2,287,098	(43,275)
Indian Rupee	Sell	8/17/11	195,658	195,101	(557)
Japanese Yen	Buy	8/17/11	133,757	133,028	729
New Zealand Dollar	Buy	7/21/11	6,613	6,599	14
Norwegian Krone	Buy	8/17/11	404,657	399,283	5,374
Philippines Peso	Buy	8/17/11	276,574	276,574	--
Singapore Dollar	Sell	8/17/11	1,062,257	1,061,675	(582)
South Korean Won	Sell	8/17/11	79,373	78,304	(1,069)
Swiss Franc	Buy	8/17/11	649,153	651,715	(2,562)
Taiwan Dollar	Sell	8/17/11	256,657	256,657	--

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	8/17/11	759,675	740,886	18,789
Brazilian Real	Buy	8/17/11	654,870	650,435	4,435
British Pound	Buy	8/17/11	537,172	534,375	2,797
Canadian Dollar	Sell	8/17/11	1,372,361	1,340,082	(32,279)
Chilean Peso	Buy	8/17/11	389,416	386,583	2,833
Czech Koruna	Sell	8/17/11	292,383	291,126	(1,257)
Euro	Buy	8/17/11	4,009,344	3,952,545	56,799
Hong Kong Dollar	Sell	8/17/11	626,416	626,009	(407)
Hungarian Forint	Buy	8/17/11	170,353	168,847	1,506
Japanese Yen	Sell	8/17/11	678,510	674,796	(3,714)
Malaysian Ringgit	Buy	8/17/11	804,641	804,641	--
Mexican Peso	Buy	8/17/11	755,314	751,816	3,498
New Zealand Dollar	Sell	7/21/11	393,389	392,641	(748)
Norwegian Krone	Sell	8/17/11	525,811	518,123	(7,688)
Polish Zloty	Buy	8/17/11	398,502	398,502	--
Russian Ruble	Buy	8/17/11	330,028	329,976	52
Singapore Dollar	Buy	8/17/11	1,081,486	1,080,467	1,019
South African Rand	Buy	7/21/11	138,583	138,738	(155)
South Korean Won	Buy	8/17/11	50,189	49,393	796
Swedish Krona	Buy	8/17/11	860,926	843,883	17,043
Swiss Franc	Buy	8/17/11	1,840,199	1,846,746	(6,547)
Taiwan Dollar	Sell	8/17/11	714,663	714,068	(595)
Thai Baht	Buy	8/17/11	277,951	277,951	--
Turkish Lira	Sell	8/17/11	522,457	524,030	1,573

Royal Bank of Scotland PLC (The)
Australian Dollar	Sell	8/17/11	470,849	458,039	(12,810)
Brazilian Real	Buy	8/17/11	1,017,791	1,012,365	5,426
British Pound	Sell	8/17/11	1,845,815	1,835,605	(10,210)
Canadian Dollar	Sell	8/17/11	1,639,203	1,600,217	(38,986)
Chilean Peso	Buy	8/17/11	349,121	345,517	3,604
Czech Koruna	Buy	8/17/11	409,586	409,586	--
Euro	Buy	8/17/11	81,788	80,279	1,509
Hungarian Forint	Buy	8/17/11	132,091	132,206	(115)
Indian Rupee	Sell	8/17/11	340,026	338,010	(2,016)
Japanese Yen	Buy	8/17/11	476,393	473,609	2,784
Malaysian Ringgit	Buy	8/17/11	35,910	35,910	--
Mexican Peso	Sell	8/17/11	619,489	616,542	(2,947)

	New Zealand Dollar	Sell	7/21/11	35,214	32,196	(3,018)
	Norwegian Krone	Buy	8/17/11	1,572,874	1,549,300	23,574
	Polish Zloty	Sell	8/17/11	306,816	306,816	--
	Russian Ruble	Buy	8/17/11	330,625	330,625	--
	Singapore Dollar	Buy	8/17/11	352,165	352,165	--
	South African Rand	Sell	7/21/11	544,447	545,216	769
	South Korean Won	Buy	8/17/11	789,035	776,688	12,347
	Swedish Krona	Sell	8/17/11	1,279,219	1,253,481	(25,738)
	Swiss Franc	Sell	8/17/11	1,030,216	1,034,301	4,085
	Taiwan Dollar	Sell	8/17/11	803,595	803,595	--
	Turkish Lira	Buy	8/17/11	367,402	367,402	--

State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	3,012,986	2,958,442	54,544
	Brazilian Real	Sell	8/17/11	46,110	45,859	(251)
	British Pound	Sell	8/17/11	798,129	794,185	(3,944)
	Canadian Dollar	Buy	8/17/11	820,535	801,371	19,164
	Euro	Sell	8/17/11	4,363,323	4,280,521	(82,802)
	Hungarian Forint	Sell	8/17/11	363,260	363,260	--
	Japanese Yen	Sell	8/17/11	2,875,985	2,860,869	(15,116)
	Malaysian Ringgit	Buy	8/17/11	405,535	405,535	--
	Mexican Peso	Buy	8/17/11	676,216	673,056	3,160
	Norwegian Krone	Sell	8/17/11	149,488	147,237	(2,251)
	Philippines Peso	Buy	8/17/11	276,598	276,598	--
	Polish Zloty	Sell	8/17/11	409,167	409,167	--
	Russian Ruble	Buy	8/17/11	331,228	331,228	--
	Singapore Dollar	Buy	8/17/11	463,946	463,946	--
	South African Rand	Buy	7/21/11	690,231	689,968	263
	Swedish Krona	Buy	8/17/11	1,443,512	1,415,303	28,209
	Swiss Franc	Buy	8/17/11	573,678	575,953	(2,275)
	Taiwan Dollar	Sell	8/17/11	617,048	617,048	--
	Thai Baht	Buy	8/17/11	278,774	278,774	--

UBS AG
	Australian Dollar	Sell	8/17/11	1,312,146	1,279,816	(32,330)
	Brazilian Real	Buy	8/17/11	1,078,299	1,076,150	2,149
	British Pound	Buy	8/17/11	7,565,045	7,522,086	42,959
	Canadian Dollar	Buy	8/17/11	1,661,181	1,622,766	38,415
	Czech Koruna	Buy	8/17/11	850,291	850,291	--
	Euro	Sell	8/17/11	8,191,110	8,059,259	(131,851)
	Hungarian Forint	Buy	8/17/11	434,309	434,309	--
	Indian Rupee	Sell	8/17/11	352,602	350,667	(1,935)
	Japanese Yen	Buy	8/17/11	3,034,467	3,018,915	15,552
	Mexican Peso	Sell	8/17/11	636,263	634,288	(1,975)
	New Zealand Dollar	Sell	7/21/11	382,147	381,453	(694)
	Norwegian Krone	Buy	8/17/11	1,449,144	1,447,618	1,526
	Polish Zloty	Buy	8/17/11	924,480	924,480	--
	Russian Ruble	Buy	8/17/11	330,709	330,709	--
	Singapore Dollar	Buy	8/17/11	455,522	455,522	--
	South African Rand	Buy	7/21/11	768,774	768,962	(188)
	South Korean Won	Buy	8/17/11	134,206	132,039	2,167
	Swedish Krona	Buy	8/17/11	2,482,711	2,433,411	49,300
	Swiss Franc	Sell	8/17/11	1,240,926	1,245,921	4,995
	Taiwan Dollar	Sell	8/17/11	392,317	392,709	392
	Thai Baht	Buy	8/17/11	270,737	270,737	--
	Turkish Lira	Buy	8/17/11	9,162	9,190	(28)

Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	2,524,212	2,459,320	64,892
	British Pound	Buy	8/17/11	323,106	321,514	1,592
	Canadian Dollar	Buy	8/17/11	560,846	547,748	13,098
	Euro	Buy	8/17/11	967,214	949,076	18,138
	Japanese Yen	Sell	8/17/11	3,953,604	3,933,175	(20,429)
	New Zealand Dollar	Buy	7/21/11	119,778	119,559	219
	Norwegian Krone	Sell	8/17/11	1,476,477	1,455,203	(21,274)
	Swedish Krona	Sell	8/17/11	816,492	800,613	(15,879)
	Swiss Franc	Buy	8/17/11	849,863	853,182	(3,319)

Total						$(260,865)

Putnam Asset Allocation Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	12	$1,183,961	Jul-11	$(11,204)
Australian Government Treasury Bond 10 yr (Long)	10	1,017,090	Sep-11	(4,072)
Australian Government Treasury Bond 10 yr (Short)	39	3,966,653	Sep-11	23,432
Canadian Government Bond 10 yr (Short)	70	9,007,628	Sep-11	129,838
DAX Index (Short)	9	2,414,803	Sep-11	(18,852)
Euro-Bund 10 yr (Long)	11	2,004,167	Sep-11	(1,158)
Euro-CAC 40 Index (Short)	70	4,044,764	Jul-11	(43,245)
Euro-Dollar 90 day (Short)	660	163,985,250	Jun-12	(417,482)
Euro-Swiss Franc 3 Month (Short)	22	6,528,652	Dec-11	(25,881)
Euro-Swiss Franc 3 Month (Short)	22	6,516,870	Jun-12	(42,900)
Euro-Swiss Franc 3 Month (Short)	22	6,501,815	Dec-12	(50,993)
Euro-Swiss Franc 3 Month (Short)	22	6,523,416	Mar-12	(33,974)
Euro-Swiss Franc 3 Month (Short)	22	6,532,580	Sep-11	(16,063)
FTSE 100 Index (Long)	92	8,725,406	Sep-11	31,132
FTSE/MIB Index (Long)	34	4,989,377	Sep-11	49,987
IBEX 35 Index (Long)	9	1,342,476	Jul-11	19,276
Japanese Government Bond 10 yr (Long)	2	3,505,406	Sep-11	6,700
Japanese Government Bond 10 yr Mini (Short)	8	1,402,958	Sep-11	(3,221)
MSCI EAFE Index E-Mini (Short)	339	29,084,505	Sep-11	(1,031,238)
Russell 2000 Index Mini (Short)	58	4,787,320	Sep-11	(242,846)
S&P 500 Index (Long)	3	986,625	Sep-11	35,489
S&P 500 Index E-Mini (Short)	210	13,812,750	Sep-11	(393,004)
S&P Mid Cap 400 Index E-Mini (Long)	1	97,650	Sep-11	3,918
S&P Mid Cap 400 Index E-Mini (Short)	18	1,757,700	Sep-11	(70,596)
SPI 200 Index (Short)	11	1,357,703	Sep-11	(938)
Tokyo Price Index (Short)	13	1,372,375	Sep-11	(73)
U.K. Gilt 10 yr (Long)	50	9,652,851	Sep-11	(61,311)
U.S. Treasury Bond 20 yr (Long)	251	30,880,844	Sep-11	(226,609)
U.S. Treasury Bond 30 yr (Long)	51	6,438,750	Sep-11	(170,628)
U.S. Treasury Note 2 yr (Long)	307	67,338,531	Sep-11	112,307
U.S. Treasury Note 2 yr (Short)	208	45,623,500	Sep-11	(18,614)
U.S. Treasury Note 5 yr (Long)	175	20,859,180	Sep-11	(105,606)
U.S. Treasury Note 10 yr (Long)	121	14,801,703	Sep-11	(165,417)
U.S. Treasury Note 10 yr (Short)	56	6,850,375	Sep-11	33,394

Total				$(2,710,452)

Putnam Asset Allocation Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $3,010,749) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay's Bank PLC for
the obligation to pay a fixed rate of 3.655% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	$10,600,000	Jun-16/3.655	$222,600
Option on an interest rate swap with Barclay's Bank PLC for
the obligation to receive a fixed rate of 5.655% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	10,600,000	Jun-16/5.655	276,660
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.155% versus the three
month USD-LIBOR-BBA maturing June 13, 2021.	9,900,000	Jun-16/4.155	277,214
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 5.155% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	9,900,000	Jun-16/5.155	328,328
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.61% versus the three
month USD-LIBOR-BBA maturing June 24, 2021.	2,236,010	Jun-16/4.61	81,927
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.61% versus the
three month USD-LIBOR-BBA maturing June 24, 2021.	2,236,010	Jun-16/4.61	95,411
Option on an interest rate swap with Deutsche Bank AG for
the obligation to pay a fixed rate of 4.64% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	5,700,000	Jun-16/4.64	213,066
Option on an interest rate swap with Deutsche Bank AG for
the obligation to receive a fixed rate of 4.64% versus the
three month USD-LIBOR-BBA maturing June 13, 2021.	5,700,000	Jun-16/4.64	239,286
Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
4.77% versus the three month USD-LIBOR-BBA maturing
June 14, 2026.	5,083,787	Jun-16/4.77	317,991
Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate of
4.77% versus the three month USD-LIBOR-BBA maturing
June 14, 2026.	5,083,787	Jun-16/4.77	375,133
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.815%
versus the three month USD-LIBOR-BBA maturing June 10,
2026.	3,167,162	Jun-16/4.815	203,395
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.815% versus the three month USD-LIBOR-BBA maturing
June 10, 2026.	3,167,162	Jun-16/4.815	228,606
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing July 1, 2026.	1,206,318	Jun-16/4.86	79,303
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing July 1, 2026.	1,206,318	Jun-16/5.86	52,475

Total			$2,991,395

Putnam Asset Allocation Conservative Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $2,121,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, June 1, 2041	$2,000,000	7/26/11	$2,128,047

Total			$2,128,047

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$12,660,436	$--	6/10/18	3 month USD-LIBOR-BBA	2.43375%	$(160,994)

	899,282	--	6/13/21	3 month USD-LIBOR-BBA	3.0775%	(12,460)

	3,300,000	--	6/13/20	2.935%	3 month USD-LIBOR-BBA	36,984

CAD	1,280,000	--	6/28/21	3.25%	3 month CAD-BA-CDOR	17,111

GBP	3,279,000	--	6/29/20	6 month GBP-LIBOR-BBA	3.355%	(18,107)

GBP	1,020,000	--	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	--

Barclays Bank PLC
	$41,071,800	(84,216)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(226,769)

	15,600,000	--	6/20/16	3 month USD-LIBOR-BBA	1.8125%	(132,311)

	5,400,000	--	6/20/41	3.91625%	3 month USD-LIBOR-BBA	141,203

	1,955,000	--	6/23/20	2.955%	3 month USD-LIBOR-BBA	20,817

	1,400,000	--	6/24/20	2.92375%	3 month USD-LIBOR-BBA	18,605

	15,500,000	--	6/27/20	2.89485%	3 month USD-LIBOR-BBA	248,864

	5,380,000	--	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(170,790)

	50,087,000	--	6/28/13	3 month USD-LIBOR-BBA	0.628%	(54,540)

	32,665,000	--	6/28/21	3.042%	3 month USD-LIBOR-BBA	610,085

	13,803,000	--	6/28/41	3 month USD-LIBOR-BBA	3.885%	(449,460)

	930,000	--	6/28/41	3 month USD-LIBOR-BBA	3.88%	(31,078)

	2,680,000	--	6/28/20	2.855%	3 month USD-LIBOR-BBA	51,865

	7,110,000	--	6/29/20	2.841084%	3 month USD-LIBOR-BBA	145,085

	2,760,000	--	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(103,968)

	340,000	--	6/29/13	0.64625%	3 month USD-LIBOR-BBA	244

	5,100,000	--	6/29/13	0.6425%	3 month USD-LIBOR-BBA	4,037

	300,000	--	6/30/13	0.66%	3 month USD-LIBOR-BBA	136

	1,700,000	--	6/30/20	0.66%	3 month USD-LIBOR-BBA	29,183

	300,000	--	6/30/14	3 month USD-LIBOR-BBA	3.92%	(7,856)

AUD	1,560,000	--	6/29/21	5.735%	6 month AUD-BBR-BBSW	13,315

AUD	3,120,000	--	6/30/16	5.42%	6 month AUD-BBR-BBSW	10,713

EUR	8,750,000	--	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	(2,038)

EUR	10,937,500	--	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	15,687

Citibank, N.A.
	$21,836,585	--	6/10/16	3 month USD-LIBOR-BBA	1.75875%	(220,550)

	768,422	--	6/14/20	2.905%	3 month USD-LIBOR-BBA	10,532

	161,673	--	6/23/21	3 month USD-LIBOR-BBA	3.12625%	(1,727)

	151,195	--	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(2,662)

SEK	4,380,000	--	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(5,703)

SEK	4,380,000	--	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(5,866)

Deutsche Bank AG
	$57,000,000	--	6/9/15	1.468%	3 month USD-LIBOR-BBA	146,304

	30,180,000	--	6/10/13	0.59125%	3 month USD-LIBOR-BBA	37,758

	20,352,000	--	6/10/41	3.97%	3 month USD-LIBOR-BBA	315,866

	12,881,645	--	6/10/13	3 month USD-LIBOR-BBA	0.575%	(20,231)

	635,936	--	6/10/41	3.95%	3 month USD-LIBOR-BBA	12,141

	313,833	--	6/24/20	2.92%	3 month USD-LIBOR-BBA	4,265

	62,536	--	7/1/20	3.035%	3 month USD-LIBOR-BBA	323

	4,513,000	--	7/1/16	3 month USD-LIBOR-BBA	1.955%	(12,366)

Goldman Sachs International
	4,285,000	--	7/1/14	3 month USD-LIBOR-BBA	1.105%	(2,271)

	1,653,000	--	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(12,976)

	7,522,000	--	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(17,827)

EUR	10,937,500	--	6/17/13	1 year EUR-EONIA-OIS-COMPOUND	1.665%	(12,505)

EUR	10,937,500	--	6/17/13	1.92%	3 month EUR-EURIBOR-REUTERS	16,194

EUR	10,280,000	--	6/20/13	1.91%	3 month EUR-EURIBOR-REUTERS	19,378

EUR	10,280,000	--	6/20/13	1 year EUR-EONIA-OIS-COMPOUND	1.615%	(32,450)

EUR	2,180,000	--	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	(4,043)

JPMorgan Chase Bank, N.A.
	$45,000,000	--	6/9/15	1.469%	3 month USD-LIBOR-BBA	113,676

	3,946,361	--	6/10/26	3.591%	3 month USD-LIBOR-BBA	65,988

	13,256,200	--	7/5/16	1.9375%	3 month USD-LIBOR-BBA	--

EUR	8,750,000	--	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	3,867

EUR	8,750,000	--	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	2,580

UBS, AG
	$34,000,000	--	6/9/15	1.465%	3 month USD-LIBOR-BBA	91,411

Total						$482,669

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$133,117	$--	1/12/40	(4.50%) 1 month	Synthetic TRS	$(875)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

Barclays Bank PLC
114,195	--	1/12/41	(5.00%) 1 month	Synthetic MBX	(146)
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

109,145	--	1/12/40	5.00% (1 month	Synthetic TRS	814
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

41,952	--	1/12/40	4.50% (1 month	Synthetic TRS	276
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

331,173	--	1/12/40	5.00% (1 month	Synthetic TRS	2,470
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

188,387	--	1/12/40	5.00% (1 month	Synthetic TRS	1,405
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

6,595,055	--	1/12/40	5.00% (1 month	Synthetic TRS	49,190
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

222,028	--	1/12/40	5.00% (1 month	Synthetic TRS	1,656
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

292,857	--	1/12/40	4.50% (1 month	Synthetic TRS	1,924
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

201,692	--	1/12/40	(4.50%) 1 month	Synthetic TRS	(1,325)
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

1,458,640	--	1/12/40	4.50% (1 month	Synthetic MBX	(4,664)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

728,880	--	1/12/40	5.00% (1 month	Synthetic TRS	5,436
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,371,520	--	1/12/41	5.00% (1 month	Synthetic MBX	5,602
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

1,758,283	--	1/12/40	5.00% (1 month	Synthetic TRS	13,114
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,456,833	--	1/12/41	4.50% (1 month	Synthetic MBX	(13,556)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

2,215,795	--	1/12/40	5.00% (1 month	Synthetic TRS	16,527
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

219,468	--	1/12/41	5.00% (1 month	Synthetic MBX	281
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

23,649	--	1/12/41	4.50% (1 month	Synthetic MBX	(72)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

23,196	--	1/12/41	5.00% (1 month	Synthetic MBX	30
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

26,912	--	1/12/40	5.00% (1 month	Synthetic MBX	(24)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae

					pools

	88,213	--	1/12/40	5.00% (1 month	Synthetic MBX	(80)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	63,543	--	1/12/40	5.00% (1 month	Synthetic MBX	(58)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

Citibank, N.A.
	326,688	--	1/12/40	5.00% (1 month	Synthetic TRS	2,437
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

basket	273	--	4/11/12	(3 month USD-	A basket	235,260
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

units	6,046	--	4/11/12	3 month USD-	Russell 2000	11,800
				LIBOR-BBA minus	Total Return
				0.05%	Index

Goldman Sachs International
	$2,795,000	--	7/28/11	(0.685%)	USA Non Revised	79,132
					Consumer Price
					Index- Urban
					(CPI-U)

	2,795,000	--	7/29/11	(0.76%)	USA Non Revised	77,400
					Consumer Price
					Index- Urban
					(CPI-U)

	2,795,000	--	7/30/11	(0.73%)	USA Non Revised	78,604
					Consumer Price
					Index- Urban
					(CPI-U)

	1,208,765	--	1/12/40	(5.00%) 1 month	Synthetic TRS	(9,016)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

JPMorgan Chase Bank, N.A.
shares	269,208	--	10/20/11	(3 month USD-	iShares MSCI	(462,025)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$91,517

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Credit Suisse International
DJ CDX NA HY Series 16
Version 1 Index	B+	$(346,603)		$16,805,000	6/20/16	500 bp	$(55,074)

Deutsche Bank AG
Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	440,000	9/20/13	715 bp	77,781

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	690,000	9/20/13	477 bp	67,762

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	690,000	9/20/13	535 bp	80,500

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Ca	--	EUR	680,000	3/20/13	680 bp	(525,830)

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	(171,113)		$7,605,000	6/20/16	500 bp	(39,183)

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(23,121)	EUR	1,943,000	12/20/14	(500 bp)	(167,889)

Total							$(561,933)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at Jun 30, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the funds' portfolios

Unless noted otherwise, the notes to the funds' portfolios are for the close of the funds' reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

Growth portfolio	$1,783,796,155
Balanced portfolio	1,421,521,824
Conservative portfolio	543,191,305

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

Growth Portfolio	$1,780,399,163	$208,212,847	$42,178,331	$166,034,516
Balanced Portfolio	1,550,328,198	151,810,674	31,583,626	120,227,048
Conservative Portfolio	636,219,785	56,327,108	7,442,445	48,884,663

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or more of the funds, at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) Each fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $20,892,677, $20,032,716 and $17,051,955 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to the close of the reporting period. The funds received cash collateral of $21,167,264, $20,335,552 and $17,283,564 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the funds' manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $329,300, $279,228 and $251,677 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Purchases	Sales

Growth Portfolio	$ 777,609,632	$ 757,833,249
Balanced Portfolio	696,698,871	672,188,426
Conservative Portfolio	467,925,936	690,829,838

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolios.

(i) Securities purchased with cash or securities received, that were pledged to one or more funds for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at the close of the reporting period (Growth portfolio).

(SB) Securities on loan, in part or in entirety, at the close of the reporting period (Balanced portfolio).

(SC) Securities on loan, in part or in entirety, at the close of the reporting period (Conservative portfolio).

At the close of the reporting period, the funds maintained liquid assets totaling $424,650,695, $682,695,960, $257,480,625 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Growth Portfolio

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	78.3%
United Kingdom	4.0
Japan	2.8
France	1.6
China	1.5
Germany	1.2
Brazil	1.1
Switzerland	1.0
Australia	1.0
Russia	0.9
South Korea	0.8
Netherlands	0.6
Other	5.2

Total	100.0%

Balanced Portfolio

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	86.0%
United Kingdom	3.2
Japan	1.9
France	1.2
Germany	0.9
Australia	0.7
Switzerland	0.7
Netherlands	0.5
Argentina	0.5
Other	4.4

Total	100.0%

Conservative Portfolio

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	85.5%
United Kingdom	2.9
Japan	1.4
Argentina	1.3
France	1.0
Russia	0.9
Australia	0.7
Netherlands	0.7
Switzerland	0.7
Germany	0.6
Brazil	0.5
Ukraine	0.5
Other	3.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolios. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: Each fund uses futures contracts to equitize cash and to manage exposure to market risk.

The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The funds had average number of contracts of approximately 12,000, 10,000 and 5,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on futures contracts for the reporting period.

Options contracts: Each fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own, to generate additional income for the portfolio and to enhance the return on securities owned.

The potential risk to each fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The funds had average contract amounts of approximately $173,100,000, $188,200,000, $146,100,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on purchased options contracts for the reporting period. The funds had average contract amounts of approximately $380,600,000, $424,100,000 and $275,500,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on written options contracts for the reporting period.

Forward currency contracts: Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The funds had average contract amounts of approximately $817,500,000, $695,100,000, and $280,000,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on forward currency contracts for the reporting period.

Total return swap contracts: Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $178,100,000, $157,100,000 and $87,100,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on total return swap contracts for the reporting period.

Interest rate swap contracts: Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $2,119,800,000, $2,741,200,000 and $1,902,700,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on interest rate swap contracts for the reporting period.

Credit default contracts: Each fund enters into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The funds had average notional amounts of approximately $123,800,000, $106,800,000 and $80,200,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on credit default swap contracts for the reporting period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which cannot be sold or repledged totaled $11,073,714 and $69,979 (for Balanced Portfolio and Conservative Portfolio, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the funds had  net liability positions of $34,118,621, $51,980,758, and $2,033,602 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively.) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $38,534,246, $57,650,929, and $3,209,788 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively).

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

Growth Portfolio
			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$58,652,710	$19,293,070	$973,751

	Capital goods	49,125,912	14,038,753	51,274

	Communication services	41,387,040	6,419,189	--

	Conglomerates	19,777,007	1,484,300	--

	Consumer cyclicals	106,364,017	14,371,715	815

	Consumer staples	77,660,065	10,015,767	705

	Energy	102,411,067	3,777,093	--

	Financials	122,021,908	34,242,875	--

	Health care	104,896,154	2,298,793	--

	Technology	117,934,736	19,045,661	48,021

	Transportation	8,078,008	6,766,024	--

	Utilities and power	29,150,689	3,760,444	--

Total common stocks		837,459,313	135,513,684	1,074,566

Asset-backed securities		--	26,187,788	--

Commodity linked notes		--	38,678,759	--

Convertible bonds and notes		--	966,906	--

Convertible preferred stocks		--	909,027	--

Corporate bonds and notes		--	187,630,484	175,707

Foreign government bonds and notes		--	13,999,092	--

Investment Companies		58,547,651	--	--

Mortgage-backed securities		--	71,238,072	79,941

Municipal bonds and notes		--	206,689	--

Preferred stocks		--	837,660	--

Purchased options outstanding		--	4,318,678	--

Senior loans		--	6,664,282	--

U.S. Government and Agency Mortgage Obligations		--	103,141,175	--

U.S. Treasury Obligations		--	184,837	--

Warrants		--	868	11,802

Short-term investments		347,569,058	111,037,640	--

Totals by level		$1,243,576,022	$701,515,641	$1,342,016

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(2,255,383)	$--

Futures contracts		9,515,314	--	--

Written options		--	(20,707,289)	--

TBA sale commitments		--	(10,446,758)	--

Interest rate swap contracts		--	(16,264,115)	--

Total return swap contracts		--	(215,763)	--

Credit default contracts		--	1,005,251	--

Totals by level		$9,515,314	$(48,884,057)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$2,182,881	$1,177,630

Foreign exchange contracts	3,027,377	5,282,760

Equity contracts	16,176,851	5,632,723

Interest rate contracts	13,374,441	47,259,074

Total	$34,761,550	$59,352,187

Balanced Portfolio
			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$37,658,664	$8,315,940	$19,115

	Capital goods	34,198,302	5,003,813	40,445

	Communication services	28,383,290	3,205,841	--

	Conglomerates	14,039,590	1,004,391	--

	Consumer cyclicals	71,734,515	6,086,037	900

	Consumer staples	53,718,381	5,384,011	533

	Energy	64,872,328	1,456,981	--

	Financials	77,396,826	11,302,400	--

	Health care	73,256,641	1,608,155	--

	Technology	85,669,477	5,947,590	35,700

	Transportation	5,581,716	3,014,777	--

	Utilities and power	18,957,624	1,150,481	--

Total common stocks		565,467,354	53,480,417	96,693

Asset-backed securities		--	31,317,524	--

Commodity linked notes		--	30,932,617	--

Convertible bonds and notes		--	955,399	--

Convertible preferred stocks		--	906,141	--

Corporate bonds and notes		--	237,088,694	181,765

Foreign government bonds and notes		--	15,540,516	--

Investment Companies		54,456,792	--	--

Mortgage-backed securities		--	73,545,660	216,257

Municipal bonds and notes		--	434,046	--

Preferred stocks		--	865,382	--

Purchased options outstanding		--	6,556,489	--

Senior loans		--	7,545,654	--

U.S. Government and Agency Mortgage Obligations		--	179,086,762	--

Warrants		--	518	12,182

Short-term investments		302,341,335	109,527,049	--

Totals by level		$922,265,481	$747,782,868	$506,897

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(1,900,625)	$--

Futures contracts		2,629,181	--	--

Written options		--	(24,636,153)	--

TBA sale commitments		--	(12,580,625)	--

Interest rate swap contracts	--	(23,002,755)	--

Total return swap contracts	--	(30,601)	--

Credit default contracts	--	1,058,368	--

Totals by level	$2,629,181	$(61,092,391)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,977,393	$919,025

Foreign exchange contracts	2,694,735	4,595,360

Equity contracts	8,231,101	4,802,061

Interest rate contracts	28,915,226	70,815,405

Total	$41,818,455	$81,131,851

Conservative Portfolio
			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$10,519,497	$2,659,292	$11,034

	Capital goods	9,844,564	1,895,895	27,661

	Communication services	8,290,817	1,137,737	--

	Conglomerates	4,155,883	73,140	--

	Consumer cyclicals	20,416,983	1,718,628	575

	Consumer staples	15,068,418	1,812,729	18

	Energy	18,098,151	347,622	--

	Financials	21,646,363	3,570,576	--

	Health care	21,526,247	97,103	--

	Technology	24,641,640	1,556,534	31,491

	Transportation	1,394,332	1,386,028	--

	Utilities and power	5,915,924	165,614	--

Total common stocks		161,518,819	16,420,898	70,779

Asset-backed securities		--	15,838,955	--

Commodity linked notes		--	11,141,291	--

Convertible bonds and notes		--	469,194	--

Convertible preferred stocks		--	513,603	--

Corporate bonds and notes		--	136,415,098	122,535

Foreign government bonds and notes		--	16,151,167	--

Investment Companies		15,777,677	--	--

Mortgage-backed securities		--	48,716,529	183,869

Municipal bonds and notes		--	174,768	--

Preferred stocks		--	527,675	--

Purchased options outstanding		--	1,485,629	--

Senior loans		--	3,591,988	--

U.S. Government and Agency Mortgage Obligations		--	115,820,814	--

Warrants		--	168	8,376

Short-term investments		87,521,119	52,633,497	--

Totals by level		$264,817,615	$419,901,274	$385,559

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(260,865)	$--

Futures contracts		(2,710,452)	--	--

Written options		--	(2,991,395)	--

TBA sale commitments		--	(2,128,047)	--

Interest rate swap contracts		--	566,885	--

Total return swap contracts		--	91,517	--

Credit default contracts		--	(21,096)	--

Totals by level		$(2,710,452)	$(4,743,001)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$649,502	$670,598

Foreign exchange contracts	996,677	1,257,542

Equity contracts	395,406	2,274,021

Interest rate contracts	4,352,850	6,023,507

Total	$6,394,435	$10,225,668

For additional information regarding the funds please see the funds' most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011